Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
915,022	Voya Emerging Markets Index Portfolio - Class I	$10,705,762	9.9
1,144,649	Voya Global Bond Fund - Class R6	10,862,721	10.0
1,300,748	Voya GNMA Income Fund - Class I	10,887,263	10.0
1,126,652	Voya High Yield Portfolio - Class I	10,905,990	10.0
387,527	Voya Index Plus LargeCap Portfolio - Class I	10,819,746	10.0
1,089,650	Voya International Index Portfolio - Class I	10,809,326	10.0
772,233	(1) Voya MidCap Opportunities Portfolio - Class I	10,803,534	10.0
582,385	Voya Small Company Portfolio - Class I	10,500,394	9.7
1,039,092	Voya U.S. Bond Index Portfolio - Class I	10,962,418	10.1
895,513	VY® Clarion Global Real Estate Portfolio - Class I	11,158,091	10.3

	Total Mutual Funds
	(Cost $105,060,236)	108,415,245	100.0

	Liabilities in Excess of Other Assets	(9,868)	–
	Net Assets	$108,405,377	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Mutual Funds	$108,415,245	$–	$–	$108,415,245
Total Investments, at fair value	$108,415,245	$–	$–	$108,415,245

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$10,253,346	$247,312	$(651,920)	$857,024	$10,705,762	$-	$134,723	$-
Voya Global Bond Fund - Class R6	10,287,608	1,026,589	(521,048)	69,572	10,862,721	124,623	38,089	-
Voya GNMA Income Fund - Class I	10,260,307	1,039,381	(560,283)	147,858	10,887,263	70,462	(1,147)	-
Voya High Yield Portfolio - Class I	10,280,117	531,275	(564,728)	659,326	10,905,990	138,145	(5,590)	-
Voya Index Plus LargeCap Portfolio - Class I	10,314,679	176,427	(907,030)	1,235,670	10,819,746	-	108,625	-
Voya International Index Portfolio - Class I	10,256,499	176,427	(576,735)	953,135	10,809,326	-	56,730	-
Voya MidCap Opportunities Portfolio - Class I	10,337,372	176,427	(1,109,556)	1,399,291	10,803,534	-	107,425	-
Voya Small Company Portfolio - Class I	10,313,036	176,427	(1,813,555)	1,824,486	10,500,394	-	(351,032)	-
Voya U.S. Bond Index Portfolio - Class I	10,264,985	1,010,846	(573,544)	260,131	10,962,418	61,358	(14,406)	-
VY® Clarion Global Real Estate Portfolio - Class I	10,260,782	324,411	(942,476)	1,515,374	11,158,091	-	19,059	-
	$102,828,731	$4,885,522	$(8,220,875)	$8,921,867	$108,415,245	$394,588	$92,476	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $107,497,201.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,957,672
Gross Unrealized Depreciation	(4,039,628)

Net Unrealized Appreciation	$918,044

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.3%
		Basic Materials: 5.4%
1,500,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$1,507,500	0.3
2,300,000	(1)	Cascades, Inc., 5.500%, 07/15/2022	2,323,000	0.5
1,075,000		Chemours Co/The, 5.375%, 05/15/2027	1,073,312	0.2
2,300,000		Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	2,208,000	0.4
1,580,000	(1)	Constellium NV, 5.750%, 05/15/2024	1,587,900	0.3
250,000	(1)	Constellium NV, 5.875%, 02/15/2026	246,094	0.1
750,000	(1),(2)	Constellium NV, 6.625%, 03/01/2025	766,875	0.2
1,775,000	(1)	Cornerstone Chemical Co., 6.750%, 08/15/2024	1,677,375	0.3
1,315,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	1,241,031	0.2
1,200,000	(2)	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,179,000	0.2
1,000,000		Hexion, Inc., 6.625%, 04/15/2020	837,500	0.2
935,000	(1)	Hexion, Inc., 10.375%, 02/01/2022	787,737	0.2
1,799,000		Momentive Performance Materials, Inc., 3.880%, 10/24/2021	1,945,169	0.4
1,930,000	(1)	OCI NV, 6.625%, 04/15/2023	2,011,060	0.4
1,700,000	(2)	Olin Corp., 5.125%, 09/15/2027	1,727,625	0.3
1,570,000	(1)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	1,479,725	0.3
2,250,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	2,278,125	0.5
300,000	(1),(2)	Tronox Finance PLC, 5.750%, 10/01/2025	279,375	0.1
1,700,000	(1)	Tronox, Inc., 6.500%, 04/15/2026	1,628,855	0.3
			26,785,258	5.4

		Communications: 19.8%
2,725,000	(1)	Altice France SA/France, 6.250%, 05/15/2024	2,755,656	0.5
800,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	810,000	0.2
2,030,000	(1)	Altice Luxembourg SA, 7.625%, 02/15/2025	1,786,400	0.4
2,000,000	(1)	Altice Luxembourg SA, 7.750%, 05/15/2022	2,005,000	0.4
1,850,000		AMC Networks, Inc., 4.750%, 08/01/2025	1,840,750	0.4
1,675,000	(1)	Block Communications, Inc., 6.875%, 02/15/2025	1,744,094	0.3
1,900,000	(1)	C&W Senior Financing DAC, 7.500%, 10/15/2026	1,961,750	0.4
960,000		Cablevision Systems Corp., 5.875%, 09/15/2022	1,005,600	0.2
1,400,000	(1),(2)	CBS Radio, Inc., 7.250%, 11/01/2024	1,400,000	0.3
2,660,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,683,275	0.5
835,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	827,694	0.2
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	510,312	0.1
1,130,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,169,550	0.2
2,395,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,514,750	0.5
1,000,000		CenturyLink, Inc., 5.625%, 04/01/2020	1,022,940	0.2
375,000	(2)	CenturyLink, Inc., 5.625%, 04/01/2025	363,750	0.1
1,670,000	(1)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	1,774,375	0.4
850,000	(1)	CommScope Finance LLC, 8.250%, 03/01/2027	884,000	0.2
2,810,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	2,742,419	0.5
3,050,000		CSC Holdings LLC, 5.250%, 06/01/2024	3,103,375	0.6
2,055,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	2,117,266	0.4
1,125,000	(1)	CSC Holdings LLC, 6.625%, 10/15/2025	1,195,313	0.2
650,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	699,757	0.1
650,000	(2)	DISH DBS Corp., 5.000%, 03/15/2023	587,437	0.1
1,200,000		DISH DBS Corp., 5.875%, 07/15/2022	1,165,860	0.2
4,050,000		DISH DBS Corp., 5.875%, 11/15/2024	3,417,188	0.7
1,300,000		Embarq Corp., 7.995%, 06/01/2036	1,272,375	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,225,000	(2)	Frontier Communications Corp., 6.875%, 01/15/2025	$1,209,844	0.2
1,250,000	(1)	Frontier Communications Corp., 8.000%, 04/01/2027	1,293,750	0.3
1,745,000		Frontier Communications Corp., 11.000%, 09/15/2025	1,158,540	0.2
2,140,000	(1)	Gray Television, Inc., 5.125%, 10/15/2024	2,150,700	0.4
1,110,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	1,182,150	0.2
1,575,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	1,547,438	0.3
1,440,000	(1)	Intelsat Connect Finance SA, 9.500%, 02/15/2023	1,282,032	0.3
1,490,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	1,456,475	0.3
1,850,000	(2)	Intelsat Luxembourg SA, 8.125%, 06/01/2023	1,295,000	0.3
1,800,000		Level 3 Financing, Inc., 5.125%, 05/01/2023	1,822,500	0.4
1,500,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,500,000	0.3
300,000		Level 3 Financing, Inc., 5.375%, 01/15/2024	306,330	0.1
2,650,000	(1)	Netflix, Inc., 5.875%, 11/15/2028	2,805,688	0.6
2,100,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	2,136,750	0.4
475,000		Nexstar Broadcasting, Inc., 5.875%, 11/15/2022	488,656	0.1
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	1,184,026	0.2
2,159,000	(1)	Plantronics, Inc., 5.500%, 05/31/2023	2,169,795	0.4
1,550,000	(1)	Salem Media Group, Inc., 6.750%, 06/01/2024	1,410,500	0.3
1,065,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	1,025,063	0.2
1,530,000		Sinclair Television Group, Inc., 6.125%, 10/01/2022	1,560,600	0.3
2,200,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,209,570	0.4
1,340,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	1,393,600	0.3
3,500,000		Sprint Communications, Inc., 6.000%, 11/15/2022	3,536,050	0.7
3,235,000		Sprint Corp., 7.125%, 06/15/2024	3,291,613	0.7
1,750,000		Sprint Corp., 7.250%, 09/15/2021	1,841,875	0.4
2,275,000		Sprint Corp., 7.625%, 03/01/2026	2,314,813	0.5
1,375,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	1,278,750	0.3
1,470,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,425,900	0.3
1,750,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	1,890,000	0.4
265,000		T-Mobile USA, Inc., 4.500%, 02/01/2026	265,849	0.0
600,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	616,500	0.1
2,200,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	2,354,000	0.5
1,370,000	(3)	Viacom, Inc., 6.250%, 02/28/2057	1,373,425	0.3
675,000	(1)	ViaSat, Inc., 5.625%, 04/15/2027	688,574	0.1
2,160,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	2,197,800	0.4
			99,025,042	19.8

		Consumer, Cyclical: 15.6%
2,990,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	2,960,997	0.6
1,260,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,277,325	0.3
2,150,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,945,750	0.4
2,000,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	2,066,900	0.4
1,020,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	933,300	0.2
975,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 9.875%, 04/01/2027	999,375	0.2
2,575,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	2,491,312	0.5
1,915,000	(2)	Caleres, Inc., 6.250%, 08/15/2023	1,996,387	0.4
1,170,000	(1)	Carmike Cinemas, Inc., 6.000%, 06/15/2023	1,230,021	0.2
1,880,000	(1),(2)	CCM Merger, Inc., 6.000%, 03/15/2022	1,934,050	0.4
1,900,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	1,949,761	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,000,000		Century Communities, Inc., 5.875%, 07/15/2025	$1,910,000	0.4
2,250,000		Dana, Inc., 5.500%, 12/15/2024	2,250,000	0.5
1,965,000	(1)	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/2024	2,087,812	0.4
2,275,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	2,292,062	0.5
2,125,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	2,127,656	0.4
1,200,000	(1)	International Game Technology PLC, 6.250%, 02/15/2022	1,252,500	0.3
1,175,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	1,227,875	0.2
2,500,000		L Brands, Inc., 6.750%, 07/01/2036	2,112,500	0.4
2,000,000		Lennar Corp., 5.250%, 06/01/2026	2,065,000	0.4
500,000		Lennar Corp., 5.375%, 10/01/2022	523,125	0.1
1,840,000	(1)	Live Nation Entertainment, Inc., 5.375%, 06/15/2022	1,867,600	0.4
1,315,000		M/I Homes, Inc., 5.625%, 08/01/2025	1,265,688	0.3
945,000		M/I Homes, Inc., 6.750%, 01/15/2021	961,537	0.2
2,000,000	(2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	1,980,000	0.4
1,225,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,190,945	0.2
1,295,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,390,506	0.3
2,190,000		MGM Resorts International, 5.750%, 06/15/2025	2,280,337	0.5
500,000		MGM Resorts International, 6.000%, 03/15/2023	528,750	0.1
2,000,000		MGM Resorts International, 6.625%, 12/15/2021	2,142,500	0.4
2,075,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	2,119,094	0.4
425,000	(1)	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc., 6.250%, 05/15/2026	434,563	0.1
640,000	(1)	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc., 8.500%, 05/15/2027	643,200	0.1
1,465,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,428,375	0.3
3,370,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	2,527,500	0.5
1,250,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	1,228,125	0.2
1,010,000		Scientific Games International, Inc., 6.625%, 05/15/2021	1,025,150	0.2
665,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	679,963	0.1
1,600,000		Scientific Games International, Inc., 10.000%, 12/01/2022	1,690,000	0.3
1,925,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	2,091,513	0.4
500,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	493,438	0.1
1,550,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,536,515	0.3
1,995,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	1,970,063	0.4
2,070,000		Taylor Morrison Communities, Inc., 6.625%, 05/15/2022	2,147,625	0.4
1,450,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	1,456,337	0.3
1,955,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,906,125	0.4
465,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	482,438	0.1
645,000	(1)	WMG Acquisition Corp., 5.000%, 08/01/2023	658,706	0.1
415,000	(1)	WMG Acquisition Corp., 5.625%, 04/15/2022	420,706	0.1
1,850,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,803,750	0.4
			77,984,757	15.6

		Consumer, Non-cyclical: 16.6%
2,100,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/2022	2,115,750	0.4
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	113,300	0.0
2,345,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 6.625%, 06/15/2024	2,380,175	0.5
780,000	(1)	Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 7.500%, 03/15/2026	806,325	0.2
1,750,000	(1),(2)	Aptim Corp., 7.750%, 06/15/2025	1,360,625	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
4,040,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	$4,292,500	0.9
1,000,000	(1)	Bausch Health Cos, Inc., 5.500%, 03/01/2023	1,008,580	0.2
1,150,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	1,178,750	0.2
1,435,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	1,424,238	0.3
720,000	(1)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	763,560	0.2
1,415,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,390,237	0.3
485,000		Centene Corp., 4.750%, 01/15/2025	495,912	0.1
2,035,000		Centene Corp., 5.625%, 02/15/2021	2,068,069	0.4
775,000		Centene Corp., 6.125%, 02/15/2024	813,014	0.2
1,325,000		Central Garden & Pet Co., 5.125%, 02/01/2028	1,219,000	0.2
1,780,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,677,650	0.3
1,410,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,427,625	0.3
1,775,000		DaVita, Inc., 5.125%, 07/15/2024	1,757,250	0.3
1,245,000	(1),(4)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	1,259,006	0.3
400,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	394,500	0.1
1,155,000	(1)	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/2023	952,875	0.2
1,700,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	1,627,750	0.3
2,190,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	2,304,975	0.5
2,000,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	2,106,700	0.4
1,185,000		HCA, Inc., 5.375%, 02/01/2025	1,259,062	0.3
1,250,000		HCA, Inc., 5.875%, 05/01/2023	1,335,938	0.3
3,500,000		HCA, Inc., 7.500%, 02/15/2022	3,868,550	0.8
560,000	(1)	Hertz Corp./The, 7.625%, 06/01/2022	574,560	0.1
1,365,000	(1)	Hertz Corp., 5.500%, 10/15/2024	1,151,719	0.2
1,000,000	(2)	Hertz Corp., 7.375%, 01/15/2021	1,000,000	0.2
2,445,000	(1)	Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	2,530,575	0.5
1,800,000	(1)	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/2023	1,838,250	0.4
1,035,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	1,067,344	0.2
1,275,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,324,406	0.3
1,535,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	1,599,255	0.3
2,120,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	2,120,000	0.4
750,000		New Albertsons L.P., 7.450%, 08/01/2029	667,500	0.1
1,540,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,565,025	0.3
1,000,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	1,015,000	0.2
1,050,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,060,500	0.2
800,000	(1),(4)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	792,200	0.2
900,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	878,625	0.2
1,525,000	(1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,519,281	0.3
1,100,000	(1)	Post Holdings, Inc., 8.000%, 07/15/2025	1,179,750	0.2
1,350,000	(1)	Simmons Foods, Inc., 5.750%, 11/01/2024	1,191,375	0.2
1,750,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	1,771,875	0.4
1,748,000		Teleflex, Inc., 5.250%, 06/15/2024	1,797,171	0.4
1,105,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	1,113,343	0.2
2,340,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	2,418,975	0.5
750,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	809,700	0.2
1,675,000		Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	1,682,377	0.3
500,000		United Rentals North America, Inc., 4.625%, 10/15/2025	495,000	0.1
1,165,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,136,108	0.2
1,150,000		United Rentals North America, Inc., 5.500%, 07/15/2025	1,178,750	0.2
500,000		United Rentals North America, Inc., 5.500%, 05/15/2027	506,250	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,050,000		United Rentals North America, Inc., 6.500%, 12/15/2026	$1,107,750	0.2
2,800,000	(1)	Vizient, Inc., 10.375%, 03/01/2024	3,046,540	0.6
1,095,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	1,070,363	0.2
			82,611,483	16.6

		Energy: 14.0%
1,860,000		Antero Resources Corp., 5.125%, 12/01/2022	1,876,833	0.4
1,020,000	(2)	Antero Resources Corp., 5.000%, 03/01/2025	1,008,525	0.2
1,200,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	1,226,640	0.2
1,730,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	1,349,400	0.3
2,800,000	(1),(2)	California Resources Corp., 8.000%, 12/15/2022	2,205,840	0.4
2,140,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	2,249,675	0.4
1,155,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	1,258,950	0.3
2,600,000	(2)	Chesapeake Energy Corp., 8.000%, 01/15/2025	2,665,000	0.5
1,885,000	(1)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	1,757,197	0.4
2,080,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	2,142,400	0.4
300,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	309,360	0.1
2,245,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	2,233,775	0.4
1,400,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	892,500	0.2
1,370,000		Diamondback Energy, Inc., 4.750%, 11/01/2024	1,405,688	0.3
585,000		Diamondback Energy, Inc., 5.375%, 05/31/2025	612,056	0.1
1,870,000		Montage Resources Corp., 8.875%, 07/15/2023	1,790,525	0.4
760,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	784,700	0.2
1,140,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	1,202,700	0.2
1,350,000		EnLink Midstream Partners L.P., 4.150%, 06/01/2025	1,304,437	0.3
1,350,000		EnLink Midstream Partners L.P., 4.850%, 07/15/2026	1,344,937	0.3
1,100,000		Ensco Rowan plc, 5.200%, 03/15/2025	858,330	0.2
700,000		Ensco Rowan plc, 5.750%, 10/01/2044	453,250	0.1
760,000		Ensco Rowan plc, 7.750%, 02/01/2026	645,050	0.1
1,415,000		Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/2021	1,480,444	0.3
1,860,000		Gulfport Energy Corp., 6.000%, 10/15/2024	1,697,510	0.3
460,000		Gulfport Energy Corp., 6.375%, 05/15/2025	418,025	0.1
380,000		Gulfport Energy Corp., 6.375%, 01/15/2026	338,200	0.1
1,855,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	1,896,737	0.4
1,930,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,717,700	0.3
300,000		Jagged Peak Energy LLC, 5.875%, 05/01/2026	298,965	0.1
2,325,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	1,243,875	0.2
2,150,000	(1)	Lonestar Resources America, Inc., 11.250%, 01/01/2023	2,096,250	0.4
1,550,000	(1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	1,573,250	0.3
1,545,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,432,987	0.3
1,385,000		Murphy Oil Corp., 4.450%, 12/01/2022	1,403,176	0.3
995,000		Murphy Oil Corp., 5.750%, 08/15/2025	1,028,390	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
380,000		Murphy Oil Corp., 6.875%, 08/15/2024	$402,555	0.1
250,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	260,000	0.1
2,000,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	2,057,500	0.4
1,415,000	(1)	Murray Energy Corp., 11.250%, 04/15/2021	757,025	0.2
225,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	228,937	0.0
850,000	(1)	NGPL PipeCo LLC, 4.875%, 08/15/2027	861,688	0.2
770,000	(1)	Noble Holding International Ltd., 7.875%, 02/01/2026	717,063	0.1
2,565,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	2,622,713	0.5
1,160,000	(1),(2)	Sanchez Energy Corp., 7.250%, 02/15/2023	939,600	0.2
640,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	651,776	0.1
65,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	64,513	0.0
65,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	64,675	0.0
1,670,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,680,438	0.3
390,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	421,688	0.1
1,175,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	1,282,219	0.3
2,700,000		Transocean, Inc., 6.800%, 03/15/2038	2,133,000	0.4
2,145,000		Unit Corp., 6.625%, 05/15/2021	2,069,925	0.4
1,940,000	(1)	Vermilion Energy, Inc., 5.625%, 03/15/2025	1,891,500	0.4
2,351,000		WPX Energy, Inc., 6.000%, 01/15/2022	2,450,918	0.5
			69,761,010	14.0

		Financial: 5.9%
2,200,000		Ally Financial, Inc., 5.750%, 11/20/2025	2,351,492	0.5
500,000		Ally Financial, Inc., 7.500%, 09/15/2020	531,250	0.1
1,652,000		Ally Financial, Inc., 8.000%, 11/01/2031	2,040,220	0.4
1,500,000		CIT Group, Inc., 5.000%, 08/15/2022	1,565,625	0.3
195,000		CIT Group, Inc., 5.250%, 03/07/2025	207,977	0.0
385,000		CIT Group, Inc., 6.125%, 03/09/2028	429,275	0.1
2,100,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	2,092,125	0.4
1,815,000	(1)	HUB International Ltd., 7.000%, 05/01/2026	1,801,388	0.4
2,095,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	2,168,325	0.4
1,835,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,924,456	0.4
825,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	841,500	0.2
900,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/2026	930,375	0.2
502,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	517,060	0.1
2,000,000		Navient Corp., 7.250%, 09/25/2023	2,120,000	0.4
1,610,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	1,513,400	0.3
2,325,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	2,345,344	0.5
400,000		Springleaf Finance Corp., 6.125%, 05/15/2022	416,000	0.1
1,385,000		Springleaf Finance Corp., 6.125%, 03/15/2024	1,419,597	0.3
2,000,000		Springleaf Finance Corp., 7.125%, 03/15/2026	2,039,990	0.4
2,150,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	2,176,875	0.4
			29,432,274	5.9

		Industrial: 10.3%
2,125,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	2,178,125	0.4
1,880,000		AECOM, 5.875%, 10/15/2024	1,988,100	0.4
2,125,000	(4)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	2,127,656	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
218,287	(1),(2),(4)	ARD Securities Finance SARL, 8.750% (PIK Rate 8.750%, Cash Rate 8.750%), 01/31/2023	$207,918	0.0
1,000,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	1,057,200	0.2
1,860,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,932,075	0.4
830,000	(1)	Avolon Holdings Funding Ltd., 5.250%, 05/15/2024	856,975	0.2
1,890,000	(1)	BMC East LLC, 5.500%, 10/01/2024	1,864,012	0.4
450,000	(1),(2)	Bombardier, Inc., 6.000%, 10/15/2022	456,187	0.1
2,000,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	2,217,500	0.4
2,470,000	(1)	BWAY Holding Co., 7.250%, 04/15/2025	2,391,256	0.5
1,770,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	1,650,525	0.3
2,100,000	(1)	Itron, Inc., 5.000%, 01/15/2026	2,071,125	0.4
2,025,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	2,004,750	0.4
1,550,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,522,875	0.3
1,450,000	(1)	Masonite International Corp., 5.625%, 03/15/2023	1,488,063	0.3
640,000	(1)	Masonite International Corp., 5.750%, 09/15/2026	656,000	0.1
190,000	(1)	Multi-Color Corp., 4.875%, 11/01/2025	196,650	0.0
2,300,000	(1)	Multi-Color Corp., 6.125%, 12/01/2022	2,374,750	0.5
1,725,000	(1)	Novelis Corp., 5.875%, 09/30/2026	1,720,688	0.3
400,000	(1)	Novelis Corp., 6.250%, 08/15/2024	410,000	0.1
275,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	289,066	0.1
2,000,000	(1)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	2,105,000	0.4
830,000	(1)	Park Aerospace Holdings Ltd., 5.250%, 08/15/2022	852,742	0.2
1,575,000	(1)	PGT Escrow Issuer, Inc., 6.750%, 08/01/2026	1,641,938	0.3
1,800,000	(1)	Resideo Funding, Inc., 6.125%, 11/01/2026	1,863,000	0.4
1,370,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,393,975	0.3
115,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	118,680	0.0
1,000,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	1,055,200	0.2
2,675,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	2,814,341	0.6
1,575,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,630,125	0.3
750,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	725,625	0.2
1,150,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,161,500	0.2
1,500,000		TransDigm, Inc., 6.375%, 06/15/2026	1,490,400	0.3
1,700,000		TransDigm, Inc., 6.500%, 05/15/2025	1,732,045	0.4
1,260,000	(1)	Zekelman Industries, Inc., 9.875%, 06/15/2023	1,342,688	0.3
			51,588,755	10.3

		Technology: 4.6%
350,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	349,125	0.1
1,575,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	1,571,062	0.3
580,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	596,675	0.1
1,725,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,822,031	0.4
2,275,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	2,259,530	0.5
445,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	453,523	0.1
650,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	689,263	0.1
1,680,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,696,800	0.3
2,315,000	(1)	First Data Corp., 5.750%, 01/15/2024	2,389,080	0.5
910,000	(1)	MSCI, Inc., 5.250%, 11/15/2024	946,218	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
865,000	(1)	MSCI, Inc., 5.750%, 08/15/2025	$912,575	0.2
1,000,000		NCR Corp., 4.625%, 02/15/2021	1,000,750	0.2
1,050,000		NCR Corp., 5.000%, 07/15/2022	1,052,625	0.2
1,780,000	(1)	Open Text Corp., 5.625%, 01/15/2023	1,833,400	0.4
535,000	(1)	Open Text Corp., 5.875%, 06/01/2026	560,413	0.1
510,000		Qorvo, Inc., 7.000%, 12/01/2025	550,800	0.1
1,630,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,674,825	0.3
1,200,000	(1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	1,214,250	0.2
1,745,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,570,500	0.3
			23,143,445	4.6

		Utilities: 2.1%
1,775,000		Calpine Corp., 5.750%, 01/15/2025	1,770,562	0.4
1,725,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,755,188	0.4
1,750,000	(1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,666,875	0.3
760,000		NRG Energy, Inc., 5.750%, 01/15/2028	808,450	0.2
1,050,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,134,000	0.2
475,000		NRG Energy, Inc., 7.250%, 05/15/2026	524,372	0.1
1,120,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,167,600	0.2
1,650,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,720,125	0.3
			10,547,172	2.1

	Total Corporate Bonds/Notes
	(Cost $468,419,549)		470,879,196	94.3

CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
499,200	(1),(5)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	2,746	0.0

	Total Convertible Bonds/Notes
	(Cost $451,666)		2,746	0.0

BANK LOANS: 0.4%
		Containers & Glass Products: 0.2%
1,075,000		Reynolds Group Holdings Inc. USD 2017 Term Loan, 5.249%, (US0001M + 2.750%), 02/05/2023	1,063,771	0.2

		Health Care: 0.2%
901,875		Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.481%, (US0001M + 3.000%), 06/02/2025	896,402	0.2

	Total Bank Loans
	(Cost $1,964,303)		1,960,173	0.4

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.2%
		Consumer Staples: 0.2%
24,842	(6),(7)	Southeastern Grocers, Inc.	894,312	0.2

	Total Common Stock
	(Cost $758,146)		894,312	0.2

OTHER: –%
		Basic Materials: –%
4,000,000	(5),(6),(8)	Momentive Performance Materials, Inc. (Escrow)	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $471,593,664)		473,736,427	94.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.7%
	Commercial Paper: 2.7%
2,000,000	Autozone, Inc., 3.060%, 04/18/2019	1,996,989	0.4
1,773,000	Autozone, Inc., 5.360%, 04/02/2019	1,772,479	0.4
2,000,000	Berkshire Hathaway, Inc., 4.450%, 04/03/2019	1,999,268	0.4
280,000	CVS Health Corp., 7.850%, 04/01/2019	279,940	0.1
1,100,000	Eaton Corp., 3.200%, 04/11/2019	1,098,941	0.2
253,000	LyondellBasell Industries, 8.000%, 04/01/2019	252,945	0.0
4,175,000	Mondelez International, Inc., 2.950%, 05/06/2019	4,162,876	0.8

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
2,200,000	PPG Industries, Inc., 3.060%, 04/18/2019	$2,196,690	0.4
		13,760,128	2.7

	U.S. Treasury Bills: 0.3%
1,309,000	United States Treasury Bill, 1.200%, 04/02/2019
	(Cost $1,308,913)	1,308,914	0.3

	Securities Lending Collateral(9): 4.7%
5,599,764	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $5,600,993, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $5,713,030, due 12/01/33-02/01/49)	5,599,764	1.1
5,599,764	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $5,600,984, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $5,711,759, due 04/15/19-10/20/68)	5,599,764	1.1
3,831,034	Citibank N.A., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $3,831,868, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.960%-4.500%, Market Value plus accrued interest $3,913,693, due 01/01/28-07/01/48)	3,831,034	0.8
5,599,764	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $5,600,984, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $5,711,759, due 04/11/19-09/09/49)	5,599,764	1.1
2,945,789	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/19, 2.80%, due 04/01/19 (Repurchase Amount $2,946,467, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,009,677, due 07/15/20-02/15/47)	2,945,789	0.6
		23,576,115	4.7

	Total Short-Term Investments
	(Cost $38,647,853)	38,645,157	7.7

	Total Investments in Securities (Cost $510,241,517)	$512,381,584	102.6
	Liabilities in Excess of Other Assets	(13,183,994)	(2.6)
	Net Assets	$499,197,590	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2019.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	Defaulted security
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

(9)	Represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$–	$894,312	$894,312
Total Common Stock	–	–	894,312	894,312
Corporate Bonds/Notes	–	470,879,196	–	470,879,196
Convertible Bonds/Notes	–	2,746	–	2,746
Bank Loans	–	1,960,173	–	1,960,173
Other	–	–	–	–
Short-Term Investments	–	38,645,157	–	38,645,157
Total Investments, at fair value	$–	$511,487,272	$894,312	$512,381,584

At March 31, 2019, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Momentive Performance Materials, Inc. (Escrow)	10/30/2014	$–	$–
		$–	$–

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $510,277,104.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$12,423,713
Gross Unrealized Depreciation	(10,319,233)

Net Unrealized Appreciation	$2,104,480

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Communication Services: 11.1%
242,173	(1)	Alphabet, Inc. - Class A	$285,010,982	5.0
112,569	(1)	Alphabet, Inc. - Class C	132,078,333	2.4
2,164,451		Comcast Corp. – Class A	86,534,751	1.5
642,030	(1)	Facebook, Inc. - Class A	107,019,981	1.9
201,662		World Wrestling Entertainment, Inc.	17,500,228	0.3
			628,144,275	11.1

		Consumer Discretionary: 15.4%
214,623	(1)	Amazon.com, Inc.	382,189,907	6.7
554,875		Aramark	16,396,556	0.3
662,935	(1)	Burlington Stores, Inc.	103,868,656	1.8
314,450		Domino's Pizza, Inc.	81,159,545	1.4
824,486		Hilton Worldwide Holdings, Inc.	68,523,031	1.2
751,030		Home Depot, Inc.	144,115,147	2.6
202,309	(1)	O'Reilly Automotive, Inc.	78,556,585	1.4
			874,809,427	15.4

		Consumer Staples: 4.1%
800,907		Hershey Co.	91,968,151	1.6
769,969	(1)	Monster Beverage Corp.	42,024,908	0.8
1,097,091		Philip Morris International, Inc.	96,971,873	1.7
			230,964,932	4.1

		Energy: 0.6%
302,752		Concho Resources, Inc./Midland TX	33,593,362	0.6

		Financials: 4.4%
904,627		E*Trade Financial Corp.	42,001,832	0.8
1,242,479		Progressive Corp.	89,570,311	1.6
545,779		S&P Global, Inc.	114,913,768	2.0
			246,485,911	4.4

		Health Care: 13.1%
1,469,632		Baxter International, Inc.	119,495,778	2.1
2,363,791	(1)	Boston Scientific Corp.	90,722,299	1.6
867,173		Eli Lilly & Co.	112,524,368	2.0
1,177,036		Merck & Co., Inc.	97,894,084	1.7
227,456		Thermo Fisher Scientific, Inc.	62,259,256	1.1
694,337		UnitedHealth Group, Inc.	171,681,767	3.0
481,469	(1)	Vertex Pharmaceuticals, Inc.	88,566,223	1.6
			743,143,775	13.1

		Industrials: 12.6%
1,027,456		Ametek, Inc.	85,248,024	1.5
389,837		Boeing Co.	148,691,628	2.6
1,693,421		Delta Air Lines, Inc.	87,465,195	1.6
623,355		Honeywell International, Inc.	99,063,577	1.8
651,429		Ingersoll-Rand PLC - Class A	70,321,761	1.2
282,930		L3 Technologies, Inc.	58,388,264	1.0
966,955		Waste Management, Inc.	100,476,294	1.8
213,257		WW Grainger, Inc.	64,175,429	1.1
			713,830,172	12.6

		Information Technology: 32.1%
1,321,605		Apple, Inc.	251,038,870	4.4
324,076		Broadcom, Inc.	97,452,894	1.7
341,747		Broadridge Financial Solutions, Inc. ADR	35,435,746	0.6
390,788		Citrix Systems, Inc.	38,945,932	0.7
1,549,035		Cognizant Technology Solutions Corp.	112,227,586	2.0
429,726		Fidelity National Information Services, Inc.	48,602,011	0.9
1,447,699	(1)	Fiserv, Inc.	127,802,868	2.3
991,427	(1)	GoDaddy, Inc.	74,545,396	1.3
443,911		Intuit, Inc.	116,042,775	2.1
325,018		Lam Research Corp.	58,181,472	1.0
3,723,679		Microsoft Corp.	439,170,701	7.7
456,518		Motorola Solutions, Inc.	64,104,258	1.1
594,988		NXP Semiconductor NV - NXPI - US	52,590,989	0.9
1,357,038		Visa, Inc. - Class A	211,955,765	3.7
527,734		VMware, Inc.	95,261,264	1.7
			1,823,358,527	32.1

		Materials: 1.8%
254,183		Avery Dennison Corp.	28,722,679	0.5
605,349	(1)	Crown Holdings, Inc.	33,033,895	0.6
364,686		LyondellBasell Industries NV - Class A	30,662,799	0.5
101,840		Packaging Corp. of America	10,120,859	0.2
			102,540,232	1.8

		Real Estate: 2.3%
235,682		American Tower Corp.	46,443,495	0.8
845,731		Extra Space Storage, Inc.	86,188,446	1.5
			132,631,941	2.3

	Total Common Stock
	(Cost $4,490,778,701)		5,529,502,554	97.5

SHORT-TERM INVESTMENTS: 2.3%
		Mutual Funds: 2.3%
130,364,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
		(Cost $130,364,000)	130,364,000	2.3

	Total Short-Term Investments
	(Cost $130,364,000)		130,364,000	2.3

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Total Investments in Securities (Cost $4,621,142,701)	$5,659,866,554	99.8
Assets in Excess of Other Liabilities	13,141,062	0.2
Net Assets	$5,673,007,616	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$5,529,502,554	$–	$–	$5,529,502,554
Short-Term Investments	130,364,000	–	–	130,364,000
Total Investments, at fair value	$5,659,866,554	$–	$–	$5,659,866,554

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $4,623,522,158.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,091,636,901
Gross Unrealized Depreciation	(55,303,806)

Net Unrealized Appreciation	$1,036,333,095

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Communication Services: 7.4%
389,757		AT&T, Inc.	$12,222,780	1.1
701,882		Comcast Corp. – Class A	28,061,242	2.6
432,090		Verizon Communications, Inc.	25,549,482	2.4
128,299		Walt Disney Co.	14,245,038	1.3
			80,078,542	7.4

		Consumer Discretionary: 4.1%
96,206		Hasbro, Inc.	8,179,434	0.7
127,157		McDonald's Corp.	24,147,114	2.2
97,805		Ralph Lauren Corp.	12,683,353	1.2
			45,009,901	4.1

		Consumer Staples: 8.5%
331,184		Coca-Cola Co.	15,519,282	1.4
465,182		Mondelez International, Inc.	23,221,885	2.1
286,437		Procter & Gamble Co.	29,803,770	2.8
240,196		Walmart, Inc.	23,426,316	2.2
			91,971,253	8.5

		Energy: 9.1%
69,782		Concho Resources, Inc./Midland TX	7,743,011	0.7
191,725		ConocoPhillips	12,795,726	1.2
122,069		EOG Resources, Inc.	11,618,527	1.1
443,081		Exxon Mobil Corp.	35,800,945	3.3
265,857		Royal Dutch Shell PLC - Class A ADR	16,639,990	1.5
164,784		Valero Energy Corp.	13,978,627	1.3
			98,576,826	9.1

		Financials: 20.5%
675,339		Bank of America Corp.	18,632,603	1.7
78,285		Chubb Ltd.	10,966,163	1.0
201,565		Discover Financial Services	14,343,365	1.3
348,539		Hartford Financial Services Group, Inc.	17,329,359	1.6
217,893		Intercontinental Exchange, Inc.	16,590,373	1.5
352,561		JPMorgan Chase & Co.	35,689,750	3.3
309,054		Lazard Ltd.	11,169,212	1.0
44,498		M&T Bank Corp.	6,987,076	0.6
86,549		Marsh & McLennan Cos., Inc.	8,126,951	0.8
62,944		Moody's Corp.	11,398,529	1.1
75,260		Reinsurance Group of America, Inc.	10,685,415	1.0
58,243		Travelers Cos., Inc.	7,988,610	0.7
230,976		US Bancorp	11,130,733	1.0
656,321		Wells Fargo & Co.	31,713,431	2.9
229,020		Zions Bancorp NA	10,399,798	1.0
			223,151,368	20.5

		Health Care: 14.2%
153,064		Gilead Sciences, Inc.	9,950,691	0.9
292,289		Johnson & Johnson	40,859,079	3.8
189,200		Medtronic PLC	17,232,336	1.6
270,460		Merck & Co., Inc.	22,494,158	2.1
145,541		Novartis AG ADR	13,992,312	1.3
670,986		Pfizer, Inc.	28,496,776	2.6
32,335		UnitedHealth Group, Inc.	7,995,152	0.7
102,372		Zimmer Biomet Holdings, Inc.	13,072,904	1.2
			154,093,408	14.2

		Industrials: 7.6%
78,614		Deere & Co.	12,565,662	1.2
216,298		Emerson Electric Co.	14,809,924	1.4
99,463		Honeywell International, Inc.	15,806,660	1.4
72,097		Norfolk Southern Corp.	13,474,208	1.2
47,734		Roper Technologies, Inc.	16,323,596	1.5
55,794		Union Pacific Corp.	9,328,757	0.9
			82,308,807	7.6

		Information Technology: 10.3%
42,679	(1)	Aspen Technology, Inc.	4,449,713	0.4
53,609		Broadcom, Inc.	16,120,762	1.5
589,271		Cisco Systems, Inc.	31,814,741	2.9
64,320		Citrix Systems, Inc.	6,410,131	0.6
386,342		Intel Corp.	20,746,565	1.9
156,987		Microsoft Corp.	18,515,047	1.7
98,661		Motorola Solutions, Inc.	13,853,978	1.3
			111,910,937	10.3

		Materials: 3.5%
121,787		Air Products & Chemicals, Inc.	23,256,445	2.1
277,328	(2)	BHP Group Ltd. ADR	15,161,522	1.4
			38,417,967	3.5

		Real Estate: 5.1%
127,028		Camden Property Trust	12,893,342	1.2
149,033		Crown Castle International Corp.	19,076,224	1.8
235,829		Highwoods Properties, Inc.	11,032,081	1.0
111,243		Mid-America Apartment Communities, Inc.	12,162,197	1.1
			55,163,844	5.1

		Utilities: 7.0%
440,822	(1),(3)	PRIME AET&D Holdings NO 1	–	–
184,188		Ameren Corp.	13,547,027	1.2
285,726		American Electric Power Co., Inc.	23,929,553	2.2
137,496		Entergy Corp.	13,148,742	1.2
132,006		NextEra Energy, Inc.	25,519,400	2.4
			76,144,722	7.0

	Total Common Stock
	(Cost $966,907,298)		1,056,827,575	97.3

OTHER: –%
		Communications: –%
32,517	(3),(4)	Tribune Co. (Escrow)	–	–

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
OTHER: (continued)
Communications (continued)
1,685,000	(3),(4)	Samson Investment Co. (Escrow)	$–	–

Total Other
	(Cost $–)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Financial: –%
1,216,000	(3),(5)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2015	–	–

	Total Corporate Bonds/Notes
	(Cost $787,908)		–	–

	Total Long-Term Investments
	(Cost $967,695,206)		1,056,827,575	97.3

SHORT-TERM INVESTMENTS: 3.6%
		Securities Lending Collateral(6): 1.3%
3,344,987		Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $3,345,721, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $3,412,646, due 12/01/33-02/01/49)	3,344,987	0.3
3,344,987		Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $3,345,716, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,411,887, due 04/02/19-10/20/68)	3,344,987	0.3
3,344,987		Guggenheim Securities LLC, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $3,345,716, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.302%-5.458%, Market Value plus accrued interest $3,411,887, due 01/01/27-05/20/68)	3,344,987	0.3
3,344,987		Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $3,345,721, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $3,411,912, due 04/03/19-07/15/36)	3,344,987	0.3
703,225		Mizuho Securities USA LLC, Repurchase Agreement dated 03/29/19, 2.57%, due 04/01/19 (Repurchase Amount $703,374, collateralized by various U.S. Government Securities, 0.875%-2.875%, Market Value plus accrued interest $717,290, due 12/31/20-05/15/43)	703,225	0.1
			14,083,173	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.3%
24,721,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $24,721,000)	24,721,000	2.3

	Total Short-Term Investments
	(Cost $38,804,173)	38,804,173	3.6

	Total Investments in Securities (Cost $1,006,499,379)	$1,095,631,748	100.9
	Liabilities in Excess of Other Assets	(9,743,900)	(0.9)
	Net Assets	$1,085,887,848	100.0

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Defaulted security
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$80,078,542	$–	$–	$80,078,542
Consumer Discretionary	45,009,901	–	–	45,009,901
Consumer Staples	91,971,253	–	–	91,971,253
Energy	98,576,826	–	–	98,576,826
Financials	223,151,368	–	–	223,151,368
Health Care	154,093,408	–	–	154,093,408
Industrials	82,308,807	–	–	82,308,807
Information Technology	111,910,937	–	–	111,910,937
Materials	38,417,967	–	–	38,417,967
Real Estate	55,163,844	–	–	55,163,844
Utilities	76,144,722	–	–	76,144,722
Total Common Stock	1,056,827,575	–	–	1,056,827,575
Corporate Bonds/Notes	–	–	–	–
Other	–	–	–	–
Short-Term Investments	24,721,000	14,083,173	–	38,804,173
Total Investments, at fair value	$1,081,548,575	$14,083,173	$–	$1,095,631,748

At March 31, 2019, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$–	$–
Tribune Co. (Escrow)	8/16/2015	–	–
		$–	$–

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $1,008,107,190.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$109,020,410
Gross Unrealized Depreciation	(21,495,378)

Net Unrealized Appreciation	$87,525,032

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 45.0%
		Basic Materials: 1.1%
600,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$605,994	0.2
531,000		DowDuPont, Inc., 3.794%, (US0003M + 1.110%), 11/15/2023	532,961	0.2
430,000		Eastman Chemical Co., 3.500%, 12/01/2021	436,756	0.2
350,000	(1)	Georgia-Pacific LLC, 5.400%, 11/01/2020	364,004	0.2
830,000		Sherwin-Williams Co/The, 2.250%, 05/15/2020	825,304	0.3
			2,765,019	1.1

		Communications: 2.3%
560,000		Alibaba Group Holding Ltd, 2.800%, 06/06/2023	555,920	0.2
1,560,000		AT&T, Inc., 2.800%, 02/17/2021	1,559,613	0.6
401,000		CBS Corp., 2.500%, 02/15/2023	391,724	0.1
470,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	473,549	0.2
599,000		Cisco Systems, Inc., 2.450%, 06/15/2020	598,221	0.2
185,000		Comcast Corp., 3.450%, 10/01/2021	188,769	0.1
450,000		eBay, Inc., 2.150%, 06/05/2020	447,111	0.2
360,000	(1)	Fox Corp., 4.030%, 01/25/2024	373,774	0.1
680,000	(1)	Sky Ltd., 2.625%, 09/16/2019	678,890	0.3
185,000	(1)	Sky Ltd., 3.125%, 11/26/2022	187,113	0.1
580,000		Viacom, Inc., 4.250%, 09/01/2023	603,553	0.2
			6,058,237	2.3

		Consumer, Cyclical: 3.5%
447,671		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	451,767	0.2
360,000		AutoZone, Inc., 4.000%, 11/15/2020	364,509	0.1
400,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	405,379	0.2
130,843		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	133,335	0.1
540,000	(1)	Daimler Finance North America LLC, 2.300%, 01/06/2020	537,735	0.2
460,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	464,623	0.2
250,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	251,200	0.1
255,000		Delta Air Lines, Inc., 2.875%, 03/13/2020	254,593	0.1
460,000		Delta Air Lines, Inc., 3.800%, 04/19/2023	465,459	0.2
881,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	875,025	0.3
530,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	521,108	0.2
340,000		Nordstrom, Inc., 4.750%, 05/01/2020	346,762	0.1
490,000	(2)	Ralph Lauren Corp., 2.625%, 08/18/2020	489,269	0.2
330,000	(1)	Toyota Industries Corp., 3.110%, 03/12/2022	333,213	0.1
550,000		Toyota Motor Credit Corp., 3.050%, 01/08/2021	554,915	0.2
85,111		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	87,606	0.0
464,050		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	471,684	0.2
541,882		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	569,803	0.2
69,165		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	71,450	0.0
708,000		Walmart, Inc., 2.850%, 06/23/2020	711,344	0.3
718,000		Walmart, Inc., 3.125%, 06/23/2021	728,477	0.3
			9,089,256	3.5

		Consumer, Non-cyclical: 6.8%
545,000		Abbott Laboratories, 2.900%, 11/30/2021	547,630	0.2
165,000		AbbVie, Inc., 2.900%, 11/06/2022	164,734	0.0
83,000		AbbVie, Inc., 3.375%, 11/14/2021	83,971	0.0
1,030,000		Anthem, Inc., 2.500%, 11/21/2020	1,025,267	0.4
480,000		Archer-Daniels-Midland Co., 3.375%, 03/15/2022	491,092	0.2
520,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	518,155	0.2
480,000		BAT Capital Corp., 2.297%, 08/14/2020	475,390	0.2
990,000		Becton Dickinson and Co., 2.404%, 06/05/2020	983,193	0.4
175,000		Campbell Soup Co., 3.650%, 03/15/2023	177,629	0.1
970,000		Cardinal Health, Inc., 2.616%, 06/15/2022	958,133	0.4
765,000	(1)	Cigna Corp., 3.200%, 09/17/2020	768,955	0.3
480,000		Constellation Brands, Inc., 2.250%, 11/06/2020	475,362	0.2
1,970,000		CVS Health Corp., 3.350%, 03/09/2021	1,986,791	0.8

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
900,000		General Mills, Inc., 3.150%, 12/15/2021	$907,626	0.3
770,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	755,159	0.3
226,000		GlaxoSmithKline Capital PLC, 2.875%, 06/01/2022	227,380	0.1
560,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	558,458	0.2
470,000		Johnson & Johnson, 1.950%, 11/10/2020	466,674	0.2
715,000	(1)	Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	723,057	0.3
520,000		Kraft Heinz Foods Co., 2.800%, 07/02/2020	519,322	0.2
440,000		McKesson Corp., 3.650%, 11/30/2020	445,543	0.2
495,000		Molson Coors Brewing Co., 1.450%, 07/15/2019	493,030	0.2
570,000		Moody's Corp., 2.750%, 12/15/2021	570,314	0.2
279,000		Mylan NV, 2.500%, 06/07/2019	278,803	0.1
500,000		Mylan NV, 3.150%, 06/15/2021	499,101	0.2
350,000		Pfizer, Inc., 2.800%, 03/11/2022	353,362	0.1
270,000		Stryker Corp., 2.625%, 03/15/2021	269,321	0.1
330,000	(1)	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	338,606	0.1
469,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/2019	468,004	0.2
495,000		Unilever Capital Corp., 3.000%, 03/07/2022	500,246	0.2
555,000		Zoetis, Inc., 3.250%, 08/20/2021	558,824	0.2
			17,589,132	6.8

		Energy: 3.6%
478,000		Apache Corp., 2.625%, 01/15/2023	466,332	0.2
210,000	(1)	BG Energy Capital PLC, 4.000%, 10/15/2021	215,271	0.1
1,079,000		BP Capital Markets PLC, 2.315%, 02/13/2020	1,076,463	0.4
580,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	576,271	0.2
410,000		Columbia Pipeline Group, Inc., 3.300%, 06/01/2020	411,825	0.2
880,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	941,302	0.4
280,000		Enterprise Products Operating LLC, 2.800%, 02/15/2021	280,306	0.1
690,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	690,503	0.3
350,000		Enterprise Products Operating LLC, 5.200%, 09/01/2020	361,837	0.1
350,000		Husky Energy, Inc., 3.950%, 04/15/2022	358,347	0.1
770,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	803,895	0.3
315,000		ONEOK Partners L.P., 3.375%, 10/01/2022	317,952	0.1
570,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	592,432	0.2
470,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	466,469	0.2
380,000	(1)	Schlumberger Holdings Corp., 3.000%, 12/21/2020	381,691	0.2
430,000		Shell International Finance BV, 1.750%, 09/12/2021	421,894	0.2
350,000		Shell International Finance BV, 2.125%, 05/11/2020	348,315	0.1
470,000		TransCanada PipeLines Ltd, 2.125%, 11/15/2019	468,063	0.2
			9,179,168	3.6

		Financial: 17.5%
340,000	(1)	ABN AMRO Bank NV, 2.450%, 06/04/2020	338,917	0.1
390,000	(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	395,065	0.2
1,000,000		American International Group, Inc., 3.300%, 03/01/2021	1,006,762	0.4
1,000,000		American Express Co., 3.375%, 05/17/2021	1,013,346	0.4
420,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	416,891	0.2
740,000		Aon Corp., 5.000%, 09/30/2020	765,542	0.3
620,000	(1)	Athene Global Funding, 2.750%, 04/20/2020	618,379	0.2
400,000		Banco Santander SA, 3.500%, 04/11/2022	404,109	0.2
1,426,000		Bank of America Corp., 2.151%, 11/09/2020	1,412,158	0.5
916,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	914,030	0.4
180,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	181,125	0.1
850,000		Bank of New York Mellon Corp., 2.600%, 08/17/2020	850,165	0.3
250,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	248,903	0.1
350,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	352,757	0.1
450,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	446,553	0.2
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	247,111	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
670,000		Canadian Imperial Bank of Commerce, 2.700%, 02/02/2021	$670,815	0.3
600,000		Canadian Imperial Bank of Commerce, 3.500%, 09/13/2023	615,122	0.2
1,000,000		Citibank NA, 3.400%, 07/23/2021	1,013,583	0.4
460,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	458,103	0.2
625,000		Compass Bank, 3.500%, 06/11/2021	630,661	0.2
480,000		Cooperatieve Rabobank UA/NY, 2.500%, 01/19/2021	477,931	0.2
270,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	271,357	0.1
950,000		Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020	953,502	0.4
425,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	420,541	0.2
260,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	258,008	0.1
450,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	444,543	0.2
445,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	453,218	0.2
1,310,000		HSBC Holdings PLC, 3.400%, 03/08/2021	1,322,265	0.5
134,000		HSBC USA, Inc., 5.000%, 09/27/2020	137,924	0.1
615,000		Huntington National Bank/The, 3.250%, 05/14/2021	621,130	0.2
900,000	(1)	ING Bank NV, 2.700%, 08/17/2020	899,701	0.3
450,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	460,975	0.2
510,000	(2)	JPMorgan Chase & Co., 2.550%, 03/01/2021	508,718	0.2
280,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	284,131	0.1
1,480,000	(3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	1,477,295	0.6
2,853,000	(2)	Kreditanstalt fuer Wiederaufbau, 4.000%, 01/27/2020	2,888,741	1.1
465,000	(1)	Lloyds Bank PLC, 6.500%, 09/14/2020	485,183	0.2
320,000		Marsh & McLennan Cos, Inc., 3.500%, 12/29/2020	324,383	0.1
840,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	825,766	0.3
320,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	318,263	0.1
860,000		Morgan Stanley, 2.750%, 05/19/2022	855,475	0.3
1,566,000		Morgan Stanley, 5.500%, 07/28/2021	1,658,873	0.6
250,000		MUFG Union Bank NA, 3.150%, 04/01/2022	252,272	0.1
480,000		National Australia Bank Ltd./New York, 3.700%, 11/04/2021	490,513	0.2
430,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 09/15/2022	423,894	0.2
330,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	328,664	0.1
380,000	(1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	395,397	0.2
345,000	(1)	Nordea Bank ABP, 4.875%, 05/13/2021	354,150	0.1
470,000		PNC Financial Services Group, Inc./The, 3.500%, 01/23/2024	483,139	0.2
540,000	(1)	Protective Life Global Funding, 2.161%, 09/25/2020	535,590	0.2
600,000		Royal Bank of Canada, 2.125%, 03/02/2020	597,161	0.2
225,000		Royal Bank of Canada, 3.455%, (US0003M + 0.660%), 10/05/2023	224,057	0.1
1,386,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/2019	1,410,974	0.5
320,000		Santander Holdings USA, Inc., 4.450%, 12/03/2021	329,669	0.1
710,000		Skandinaviska Enskilda Banken AB, 2.300%, 03/11/2020	707,352	0.3
730,000		Sumitomo Mitsui Banking Corp., 2.514%, 01/17/2020	729,054	0.3
594,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	595,724	0.2
913,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	910,075	0.4
825,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	834,791	0.3
525,000	(1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	524,048	0.2
460,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	465,777	0.2
1,063,000	(1)	UBS AG/London, 2.200%, 06/08/2020	1,056,960	0.4
860,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	860,134	0.3
340,000		US Bank NA/Cincinnati OH, 2.931%, (US0003M + 0.290%), 05/21/2021	339,922	0.1
350,000		US Bank NA/Cincinnati OH, 3.000%, 02/04/2021	352,407	0.1
1,410,000	(3)	Wells Fargo Bank NA, 3.325%, 07/23/2021	1,419,706	0.6

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
880,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	$897,077	0.3
500,000		Westpac Banking Corp., 2.100%, 05/13/2021	493,450	0.2
			45,359,977	17.5

		Industrial: 1.9%
530,000		Amphenol Corp., 2.200%, 04/01/2020	526,729	0.2
470,000		Caterpillar Financial Services Corp., 2.950%, 02/25/2022	474,800	0.2
380,000		Caterpillar Financial Services Corp., 3.650%, 12/07/2023	396,583	0.1
350,000		FedEx Corp., 3.400%, 01/14/2022	354,937	0.1
175,000		General Electric Co., 2.200%, 01/09/2020	173,907	0.1
360,000		John Deere Capital Corp., 2.950%, 04/01/2022	363,535	0.1
523,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/2020	518,504	0.2
300,000	(1)	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	298,584	0.1
410,000	(1)	SMBC Aviation Capital Finance DAC, 4.125%, 07/15/2023	419,244	0.2
950,000		United Parcel Service, Inc., 2.050%, 04/01/2021	942,115	0.4
500,000		United Technologies Corp., 3.100%, 06/01/2022	503,618	0.2
			4,972,556	1.9

		Technology: 4.1%
240,000	(2)	Activision Blizzard, Inc., 2.300%, 09/15/2021	236,797	0.1
670,000		Analog Devices, Inc., 2.950%, 01/12/2021	672,257	0.3
1,221,000	(2)	Apple, Inc., 1.900%, 02/07/2020	1,215,452	0.5
1,230,000		Applied Materials, Inc., 2.625%, 10/01/2020	1,228,624	0.5
545,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/2020	542,386	0.2
1,280,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	1,313,893	0.5
380,000		Electronic Arts, Inc., 3.700%, 03/01/2021	386,354	0.1
230,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	232,226	0.1
355,000		HP, Inc., 4.300%, 06/01/2021	365,482	0.1
460,000		IBM Credit LLC, 2.650%, 02/05/2021	459,647	0.2
1,053,000		Intel Corp., 2.450%, 07/29/2020	1,051,974	0.4
490,000		NetApp, Inc., 2.000%, 09/27/2019	488,005	0.2
680,000		NVIDIA Corp., 2.200%, 09/16/2021	671,264	0.2
1,500,000		Oracle Corp., 2.625%, 02/15/2023	1,501,366	0.6
280,000		Texas Instruments, Inc., 2.750%, 03/12/2021	281,873	0.1
			10,647,600	4.1

		Utilities: 4.2%
235,000		Arizona Public Service Co., 3.350%, 06/15/2024	238,108	0.1
466,000		Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	464,225	0.2
475,000		Black Hills Corp., 5.875%, 07/15/2020	490,322	0.2
375,000		Consumers Energy Co., 3.375%, 08/15/2023	385,266	0.1
720,000		Dominion Energy, Inc., 2.579%, 07/01/2020	716,235	0.3
1,125,000		Duke Energy Corp., 1.800%, 09/01/2021	1,098,560	0.4
290,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	298,352	0.1
310,000		Edison International, 2.125%, 04/15/2020	307,703	0.1
268,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	266,589	0.1
250,000	(2)	Entergy Louisiana LLC, 3.300%, 12/01/2022	255,024	0.1
250,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	261,162	0.1
460,000		Eversource Energy, 2.500%, 03/15/2021	457,557	0.2
320,000		Exelon Generation Co. LLC, 2.950%, 01/15/2020	319,704	0.1
470,000		Fortis, Inc./Canada, 2.100%, 10/04/2021	460,043	0.2
550,000		Georgia Power Co., 2.000%, 03/30/2020	545,894	0.2
470,000		Georgia Power Co., 2.000%, 09/08/2020	465,883	0.2
160,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/2019	160,000	0.1
524,000		PNM Resources, Inc., 3.250%, 03/09/2021	523,962	0.2
658,000		Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	653,359	0.3
580,000		Sempra Energy, 1.625%, 10/07/2019	575,944	0.2
460,000		Sempra Energy, 2.400%, 02/01/2020	458,022	0.2
369,000		Southern California Edison Co., 2.400%, 02/01/2022	358,341	0.1
330,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	321,006	0.1
150,000		Wisconsin Power & Light Co., 2.250%, 11/15/2022	146,759	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
610,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	$620,603	0.2
			10,848,623	4.2

	Total Corporate Bonds/Notes
	(Cost $116,125,447)		116,509,568	45.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.4%
582,678		Fannie Mae REMICS 2010-123 FL, 2.916%, (US0001M + 0.430%), 11/25/2040	582,954	0.2
2,465,794		Fannie Mae REMICS 2011-51 FM, 3.136%, (US0001M + 0.650%), 06/25/2041	2,493,357	0.9
208,322		Fannie Mae REMICS 2011-96 FN, 2.986%, (US0001M + 0.500%), 10/25/2041	209,004	0.1
250,446	(1),(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	249,732	0.1
703,881	(3)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.607%, 10/25/2046	702,083	0.3
443,340	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.933%, 10/25/2044	454,932	0.2
450,134	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.861%, 11/25/2044	459,578	0.2
730,772	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	743,419	0.3
287,054	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.096%, 06/25/2034	294,547	0.1

	Total Collateralized Mortgage Obligations
	(Cost $6,163,508)		6,189,606	2.4

SUPRANATIONAL BONDS: 0.1%
179,000		European Investment Bank, 1.750%, 05/15/2020	177,654	0.1

	Total Supranational Bonds
	(Cost $178,474)		177,654	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Federal Home Loan Mortgage Corporation: 0.0%(4)
5		4.625%, 07/01/2024	5	0.0

		Federal National Mortgage Association: 0.0%(4)
40,000		6.500%, 10/01/2022	44,194	0.0
23,340		6.500%, 10/01/2032	25,797	0.0
14,871		7.000%, 10/01/2032	14,998	0.0
			84,989	0.0

	Total U.S. Government Agency Obligations
	(Cost $79,613)		84,994	0.0

ASSET-BACKED SECURITIES: 17.7%
		Automobile Asset-Backed Securities: 6.8%
600,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	607,329	0.2
350,000		Ally Auto Receivables Trust 2019-1 A2, 2.850%, 03/15/2022	350,520	0.1
200,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	202,250	0.1
750,000		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	756,498	0.3
750,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	745,310	0.3
750,000		CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/2022	744,695	0.3
1,150,000		Carmax Auto Owner Trust 2019-1 A2A, 3.020%, 07/15/2022	1,153,186	0.4
650,000		Ford Credit Auto Lease Trust 2018-B A4, 3.300%, 02/15/2022	655,522	0.3
300,000		GM Financial Automobile Leasing Trust 2018-1 A4, 2.680%, 12/20/2021	299,384	0.1
650,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	648,850	0.2
400,000		GM Financial Automobile Leasing Trust 2018-3 A4, 3.300%, 07/20/2022	402,808	0.2
650,000		GM Financial Consumer Automobile Receivables Trust 2019-1 A2, 2.990%, 03/16/2022	651,721	0.3
650,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	662,781	0.3
400,000		Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/2023	396,719	0.2
950,000		Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	937,879	0.4
1,100,000		Mercedes-Benz Auto Lease Trust 2019-A A2, 3.010%, 02/16/2021	1,102,522	0.4
400,000		Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	403,452	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
450,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	$455,661	0.2
650,000		Nissan Auto Receivables 2017-C A4 Owner Trust, 2.280%, 02/15/2024	645,190	0.2
500,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	512,125	0.2
100,000		Nissan Auto Receivables 2019-A A2A Owner Trust, 2.820%, 01/18/2022	100,146	0.0
550,000	(1)	OSCAR US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	549,189	0.2
1,450,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	1,442,753	0.6
650,000	(1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/2022	646,599	0.2
1,113,123	(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	1,126,188	0.4
509,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/2022	504,297	0.2
650,000		Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/2022	641,599	0.2
300,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/2022	299,080	0.1
			17,644,253	6.8

		Credit Card Asset-Backed Securities: 1.4%
650,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	645,744	0.3
800,000		BA Credit Card Trust 2017-A1 A1, 1.950%, 08/15/2022	795,173	0.3
600,000		Chase Issuance Trust 2016-A4 A4, 1.490%, 07/15/2022	592,235	0.2
1,550,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	1,559,942	0.6
			3,593,094	1.4

		Home Equity Asset-Backed Securities: 0.0%
7,978		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/2019	7,968	0.0

		Other Asset-Backed Securities: 8.9%
840,000	(1)	Apidos Clo XXV 2016-25A A1R, 3.931%, (US0003M + 1.170%), 10/20/2031	837,708	0.3
700,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 4.017%, (US0003M + 1.230%), 01/15/2030	682,655	0.3
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 4.130%, (US0003M + 1.350%), 07/18/2029	246,227	0.1
250,000	(1)	Bain Capital Credit CLO 2017-1A A2, 4.111%, (US0003M + 1.350%), 07/20/2030	245,085	0.1
580,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 4.037%, (US0003M + 1.250%), 07/15/2029	579,992	0.2
1,650,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 4.277%, (US0003M + 1.490%), 01/15/2029	1,650,181	0.6
250,000	(1)	Carbone CLO Ltd 2017-1A A1, 3.916%, (US0003M + 1.140%), 01/20/2031	247,463	0.1
500,000	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 3.734%, (US0003M + 1.050%), 05/15/2031	494,153	0.2
620,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 4.023%, (US0003M + 1.250%), 10/17/2030	618,854	0.2
750,000	(1)	CIFC Funding 2013-2A A1LR, 3.990%, (US0003M + 1.210%), 10/18/2030	746,865	0.3
600,000	(1)	CIFC Funding 2017-4 A1, 4.029%, (US0003M + 1.250%), 10/24/2030	599,707	0.2
600,000	(1)	CIFC Funding 2018-4A A1 Ltd., 3.577%, (US0003M + 1.150%), 10/17/2031	595,777	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 3.961%, (US0003M + 1.200%), 10/20/2030	598,319	0.2
400,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	396,119	0.2
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.941%, (US0003M + 1.180%), 10/20/2030	248,836	0.1
680,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.997%, (US0003M + 1.210%), 10/15/2030	677,962	0.3
250,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.807%, (US0003M + 1.020%), 04/15/2031	247,534	0.1
1,120,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 4.137%, (US0003M + 1.350%), 04/15/2028	1,110,892	0.4
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.884%, (US0003M + 1.200%), 08/15/2030	480,025	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 4.011%, (US0003M + 1.250%), 01/20/2030	$292,829	0.1
750,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.999%, (US0003M + 1.220%), 07/24/2030	747,973	0.3
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 3.987%, (US0003M + 1.200%), 10/15/2030	497,197	0.2
300,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 3.911%, (US0003M + 1.150%), 11/28/2030	298,820	0.1
455,780	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	459,830	0.2
600,000	(1)	LCM 26A A2 Ltd., 4.011%, (US0003M + 1.250%), 01/20/2031	592,864	0.2
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 3.951%, (US0003M + 1.190%), 01/20/2031	398,620	0.2
500,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 4.137%, (US0003M + 1.350%), 07/15/2029	494,340	0.2
500,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 4.162%, (US0003M + 1.375%), 07/15/2029	490,746	0.2
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.111%, (US0003M + 1.350%), 07/19/2030	392,046	0.2
750,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 4.094%, (US0003M + 1.410%), 08/15/2029	751,464	0.3
500,000	(1)	Palmer Square CLO 2013-2A AARR Ltd., 3.973%, (US0003M + 1.200%), 10/17/2031	497,850	0.2
700,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 4.046%, (US0003M + 1.270%), 07/20/2030	699,300	0.3
275,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 4.126%, (US0003M + 1.350%), 07/20/2030	273,462	0.1
500,000	(1)	TCI-Symphony CLO 2017-1A A Ltd., 4.017%, (US0003M + 1.230%), 07/15/2030	499,325	0.2
400,000	(1)	TCI-Flatiron Clo 2017-1A A Ltd., 3.883%, (US0003M + 1.200%), 11/17/2030	398,868	0.2
600,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 4.010%, (US0003M + 1.230%), 10/18/2030	595,792	0.2
570,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.991%, (US0003M + 1.230%), 07/20/2030	565,565	0.2
600,000	(1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 4.237%, (US0003M + 1.450%), 07/15/2030	592,580	0.2
800,000	(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	808,139	0.3
250,000	(1)	Venture 34 CLO Ltd. 2018-34A A, 3.720%, (US0003M + 1.230%), 10/15/2031	248,910	0.1
600,000		Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	607,558	0.2
450,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	446,781	0.2
			22,955,213	8.9

		Student Loan Asset-Backed Securities: 0.6%
682,638	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	674,564	0.3
800,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 4.084%, (US0001M + 1.600%), 10/15/2031	824,130	0.3
			1,498,694	0.6

	Total Asset-Backed Securities
	(Cost $45,761,099)		45,699,222	17.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.1%
6,911,831	(3),(5)	BANK 2017-BNK5 XA, 1.091%, 06/15/2060	425,978	0.2
883,063	(3)	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/2042	884,082	0.3
987,986	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.740%, 04/12/2038	1,014,660	0.4
500,000	(1)	BXMT 2017-FL1 A Ltd., 3.354%, (US0001M + 0.870%), 06/15/2035	499,847	0.2
200,000	(3)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.112%, 11/10/2046	212,838	0.1
938,113		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	969,717	0.4
86,560		COMM 2012-LC4 A4, 3.288%, 12/10/2044	87,590	0.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,150,000		COMM 2013-LC6 B Mortgage Trust, 3.739%, 01/10/2046	$1,164,723	0.4
149,510		COMM 2014-CR17 A2, 3.012%, 05/10/2047	149,399	0.1
780,000	(1),(3)	DBUBS 2011-LC1A E, 5.699%, 11/10/2046	808,380	0.3
175,673	(1),(3)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.307%, 06/10/2036	175,477	0.1
215,831	(3)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	221,248	0.1
734,740		Ginnie Mae 2014-168 DA, 2.400%, 06/16/2046	715,086	0.3
235,455		Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	234,459	0.1
734,777		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	711,699	0.3
147,099	(3)	Ginnie Mae 2015-21 AF, 2.074%, 07/16/2048	142,003	0.0
387,463		Ginnie Mae 2015-81 AC, 2.400%, 01/16/2056	375,930	0.1
450,750		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	431,412	0.2
199,304		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	196,296	0.1
617,893		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	599,925	0.2
249,253		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	243,745	0.1
377,907		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	369,250	0.1
899,827		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	873,320	0.3
873,218		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	856,833	0.3
4,452		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/2041	4,447	0.0
760,000	(1),(3)	GS Mortgage Securities Trust 2012-GC6 C, 5.653%, 01/10/2045	800,034	0.3
2,710,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.383%, 08/15/2046	2,832,978	1.1
910,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	920,749	0.4
190,575		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	190,347	0.1
560,031		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	566,955	0.2
1,210,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.376%, 09/15/2047	1,256,465	0.5
750,000	(3)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.482%, 08/15/2039	750,434	0.3
1,210,000	(1)	TPG Real Estate Finance 2018-FL-1 D Issuer LTD., 5.184%, (US0001M + 2.700%), 02/15/2035	1,212,262	0.5

	Total Commercial Mortgage-Backed Securities
	(Cost $21,209,590)		20,898,568	8.1

U.S. TREASURY OBLIGATIONS: 25.0%
		U.S. Treasury Notes: 25.0%
18,537,000	(2)	1.125%, 03/31/2020	18,310,718	7.1
3,709,000		2.125%, 03/31/2024	3,690,528	1.4
15,730,200		2.250%, 03/31/2021	15,726,513	6.1
26,977,000		2.375%, 03/15/2022	27,106,089	10.4

	Total U.S. Treasury Obligations
	(Cost $64,694,555)		64,833,848	25.0

	Total Long-Term Investments
	(Cost $254,212,286)		254,393,460	98.3

SHORT-TERM INVESTMENTS: 15.9%
		Securities Lending Collateral(6): 10.1%
3,374,659		Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $3,375,375, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $3,442,152, due 04/25/19-08/15/48)	3,374,659	1.3
6,235,847		Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $6,237,205, collateralized by various U.S. Government Securities, 0.000%-6.250%, Market Value plus accrued interest $6,361,969, due 03/31/19-02/15/47)	6,235,847	2.4

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(6) (continued)
6,235,847	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $6,237,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $6,360,564, due 04/15/19-10/20/68)	$6,235,847	2.4
865,503	Citibank N.A., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $865,692, collateralized by various U.S. Government and U.S. Government Agency Obligations, 2.960%-4.500%, Market Value plus accrued interest $884,177, due 01/01/28-07/01/48)	865,503	0.3
6,235,847	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $6,237,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,360,564, due 04/11/19-09/09/49)	6,235,847	2.4
3,276,591	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/19, 2.80%, due 04/01/19 (Repurchase Amount $3,277,345, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,347,653, due 07/15/20-02/15/47)	3,276,591	1.3
		26,224,294	10.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.8%
14,987,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $14,987,000)	14,987,000	5.8

	Total Short-Term Investments
	(Cost $41,211,294)	41,211,294	15.9

	Total Investments in Securities (Cost $295,423,580)	$295,604,754	114.2
	Liabilities in Excess of Other Assets	(36,801,595)	(14.2)
	Net Assets	$258,803,159	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2019.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2019.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$116,509,568	$–	$116,509,568
Collateralized Mortgage Obligations	–	6,189,606	–	6,189,606
U.S. Treasury Obligations	–	64,833,848	–	64,833,848
U.S. Government Agency Obligations	–	84,994	–	84,994
Asset-Backed Securities	–	45,699,222	–	45,699,222
Commercial Mortgage-Backed Securities	–	20,898,568	–	20,898,568
Supranational Bonds	–	177,654	–	177,654
Short-Term Investments	14,987,000	26,224,294	–	41,211,294
Total Investments, at fair value	$14,987,000	$280,617,754	$–	$295,604,754
Other Financial Instruments+
Futures	184,284	–	–	184,284
Total Assets	$15,171,284	$280,617,754	$–	$295,789,038
Liabilities Table
Other Financial Instruments+
Futures	$(176,072)	$–	$–	$(176,072)
Total Liabilities	$(176,072)	$–	$–	$(176,072)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2019, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	262	06/28/19	$55,830,562	$184,284
			$55,830,562	$184,284
Short Contracts:
U.S. Treasury 10-Year Note	(21)	06/19/19	(2,608,594)	(16,118)
U.S. Treasury 5-Year Note	(147)	06/28/19	(17,026,734)	(159,954)
			$(19,635,328)	$(176,072)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $295,435,110.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,262,449
Gross Unrealized Depreciation	(1,084,593)

Net Unrealized Appreciation	$177,856

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.1%
995,010	Schwab U.S. TIPS ETF	$54,725,550	13.1

	Total Exchange-Traded Funds
	(Cost $53,185,925)	54,725,550	13.1

MUTUAL FUNDS: 86.9%
	Affiliated Investment Companies: 86.9%
240,567	Voya Australia Index Portfolio - Class I	2,064,067	0.5
699,148	Voya Emerging Markets Index Portfolio - Class I	8,180,026	1.9
816,084	Voya Euro STOXX 50® Index Portfolio - Class I	8,291,414	2.0
580,968	Voya FTSE 100 Index® Portfolio - Class I	5,176,422	1.2
484,869	Voya Japan TOPIX Index® Portfolio - Class I	5,115,364	1.2
821,336	Voya RussellTM Mid Cap Index Portfolio - Class I	12,385,750	3.0
22,583,800	Voya U.S. Bond Index Portfolio - Class I	238,259,089	57.1
5,285,476	Voya U.S. Stock Index Portfolio - Class I	83,404,809	20.0

	Total Mutual Funds
	(Cost $316,051,710)	362,876,941	86.9

	Total Investments in Securities (Cost $369,237,635)	$417,602,491	100.0
	Liabilities in Excess of Other Assets	(162,560)	–
	Net Assets	$417,439,931	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$54,725,550	$–	$–	$54,725,550
Mutual Funds	362,876,941	–	–	362,876,941
Total Investments, at fair value	$417,602,491	$–	$–	$417,602,491

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$1,992,187	$36,883	$(188,704)	$223,701	$2,064,067	$-	$3,529	$-
Voya Emerging Markets Index Portfolio - Class I	7,971,688	147,532	(767,562)	828,368	8,180,026	-	(48,935)	-
Voya Euro STOXX 50® Index Portfolio - Class I	7,981,842	147,532	(700,935)	862,975	8,291,414	-	(69,734)	-
Voya FTSE 100 Index® Portfolio - Class I	4,985,947	92,207	(535,385)	633,653	5,176,422	-	(54,491)	-
Voya Japan TOPIX Index® Portfolio - Class I	4,977,422	92,207	(348,297)	394,032	5,115,364	-	(35,528)	-
Voya RussellTM Mid Cap Index Portfolio - Class I	12,026,667	221,298	(1,649,266)	1,787,051	12,385,750	-	138,884	-
Voya U.S. Bond Index Portfolio - Class I	227,380,364	15,281,611	(9,944,916)	5,542,030	238,259,089	1,348,052	(154,358)	-
Voya U.S. Stock Index Portfolio - Class I	81,375,233	1,475,318	(9,557,198)	10,111,456	83,404,809	-	519,595	-
	$348,691,350	$17,494,588	$(23,692,263)	$20,383,266	$362,876,941	$1,348,052	$298,962	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $373,374,792.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$48,665,478
Gross Unrealized Depreciation	(4,437,779)

Net Unrealized Appreciation	$44,227,699

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
6,141,668	Voya Australia Index Portfolio - Class I	$52,695,511	2.0
17,850,538	Voya Emerging Markets Index Portfolio - Class I	208,851,294	7.9
18,879,651	Voya Euro STOXX 50® Index Portfolio - Class I	191,817,256	7.2
13,349,668	Voya FTSE 100 Index® Portfolio - Class I	118,945,542	4.5
892,812	Voya Hang Seng Index Portfolio - Class I	13,240,399	0.5
11,759,941	Voya Japan TOPIX Index® Portfolio - Class I	124,067,374	4.7
17,472,568	Voya RussellTM Mid Cap Index Portfolio - Class I	263,486,318	10.0
8,584,650	Voya RussellTM Small Cap Index Portfolio - Class I	127,653,746	4.8
63,332,894	Voya U.S. Bond Index Portfolio - Class I	668,162,031	25.3
55,661,823	Voya U.S. Stock Index Portfolio - Class I	878,343,570	33.2

	Total Mutual Funds
	(Cost $2,508,923,079)	2,647,263,041	100.1

	Liabilities in Excess of Other Assets	(1,818,870)	(0.1)
	Net Assets	$2,645,444,171	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Mutual Funds	$2,647,263,041	$–	$–	$2,647,263,041
Total Investments, at fair value	$2,647,263,041	$–	$–	$2,647,263,041

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$49,481,579	$32,456	$(2,278,286)	$5,459,762	$52,695,511	$-	$175,558	$-
Voya Emerging Markets Index Portfolio - Class I	198,002,353	5,098,456	(13,057,179)	18,807,664	208,851,294	-	551,185	-
Voya Euro STOXX 50® Index Portfolio - Class I	179,675,732	2,612,606	(9,433,747)	18,962,665	191,817,256	-	(924,877)	-
Voya FTSE 100 Index® Portfolio - Class I	111,460,367	549,964	(8,235,902)	15,171,113	118,945,542	-	(2,206,158)	-
Voya Hang Seng Index Portfolio - Class I	12,471,301	2,321	(757,123)	1,523,900	13,240,399	-	25,767	-
Voya Japan TOPIX Index® Portfolio - Class I	117,444,474	2,962,280	(4,512,318)	8,172,938	124,067,374	-	236,771	-
Voya RussellTM Mid Cap Index Portfolio - Class I	248,982,632	46,419	(28,153,884)	42,611,151	263,486,318	-	(2,938,516)	-
Voya RussellTM Small Cap Index Portfolio - Class I	124,268,952	23,210	(13,665,436)	17,027,020	127,653,746	-	866,679	-
Voya U.S. Bond Index Portfolio - Class I	619,470,485	58,729,114	(25,324,133)	15,286,565	668,162,031	3,723,038	(328,923)	-
Voya U.S. Stock Index Portfolio - Class I	834,331,314	153,183	(57,838,911)	101,697,984	878,343,570	-	7,290,662	-
	$2,495,589,189	$70,210,009	$(163,256,919)	$244,720,762	$2,647,263,041	$3,723,038	$2,748,148	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $2,562,047,573.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$150,362,322
Gross Unrealized Depreciation	(65,146,854)

Net Unrealized Appreciation	$85,215,468

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
3,706,549	Voya Australia Index Portfolio - Class I	$31,802,191	1.7
10,772,786	Voya Emerging Markets Index Portfolio - Class I	126,041,597	6.9
9,878,592	Voya Euro STOXX 50® Index Portfolio - Class I	100,366,491	5.5
7,672,726	Voya FTSE 100 Index® Portfolio - Class I	68,363,986	3.7
307,890	Voya Hang Seng Index Portfolio - Class I	4,566,006	0.3
6,403,546	Voya Japan TOPIX Index® Portfolio - Class I	67,557,405	3.7
8,435,961	Voya RussellTM Mid Cap Index Portfolio - Class I	127,214,284	7.0
4,737,153	Voya RussellTM Small Cap Index Portfolio - Class I	70,441,469	3.9
61,154,083	Voya U.S. Bond Index Portfolio - Class I	645,175,580	35.3
37,227,191	Voya U.S. Stock Index Portfolio - Class I	587,445,067	32.1

	Total Mutual Funds
	(Cost $1,743,623,987)	1,828,974,076	100.1

	Liabilities in Excess of Other Assets	(1,235,957)	(0.1)
	Net Assets	$1,827,738,119	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Mutual Funds	$1,828,974,076	$–	$–	$1,828,974,076
Total Investments, at fair value	$1,828,974,076	$–	$–	$1,828,974,076

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$30,157,385	$47,858	$(1,700,469)	$3,297,417	$31,802,191	$-	$123,966	$-
Voya Emerging Markets Index Portfolio - Class I	120,675,523	2,596,017	(8,324,632)	11,094,689	126,041,597	-	660,776	-
Voya Euro STOXX 50® Index Portfolio - Class I	94,940,229	1,150,411	(5,655,799)	9,931,650	100,366,491	-	(447,384)	-
Voya FTSE 100 Index® Portfolio - Class I	64,695,971	102,553	(5,342,368)	8,907,830	68,363,986	-	(1,417,665)	-
Voya Hang Seng Index Portfolio - Class I	4,343,073	6,837	(311,024)	527,120	4,566,006	-	10,447	-
Voya Japan TOPIX Index® Portfolio - Class I	64,582,429	952,901	(2,469,098)	4,491,173	67,557,405	-	125,463	-
Voya RussellTM Mid Cap Index Portfolio - Class I	121,391,291	191,432	(13,714,695)	19,346,256	127,214,284	-	(66,596)	-
Voya RussellTM Small Cap Index Portfolio - Class I	69,243,522	109,390	(9,082,852)	10,171,409	70,441,469	-	(215,764)	-
Voya U.S. Bond Index Portfolio - Class I	604,068,266	50,860,535	(24,633,160)	14,879,939	645,175,580	3,604,403	(417,262)	-
Voya U.S. Stock Index Portfolio - Class I	563,433,903	875,120	(46,670,611)	69,806,655	587,445,067	-	3,481,867	-
	$1,737,531,592	$56,893,054	$(117,904,708)	$152,454,138	$1,828,974,076	$3,604,403	$1,837,848	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,781,061,948.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$92,487,155
Gross Unrealized Depreciation	(44,575,027)

Net Unrealized Appreciation	$47,912,128

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.1%
1,146,051	Schwab U.S. TIPS ETF	$63,032,805	6.1

	Total Exchange-Traded Funds
	(Cost $61,270,851)	63,032,805	6.1

MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 94.0%
1,493,444	Voya Australia Index Portfolio - Class I	12,813,754	1.2
4,340,316	Voya Emerging Markets Index Portfolio - Class I	50,781,695	4.9
4,559,493	Voya Euro STOXX 50® Index Portfolio - Class I	46,324,446	4.5
3,462,441	Voya FTSE 100 Index® Portfolio - Class I	30,850,345	3.0
173,678	Voya Hang Seng Index Portfolio - Class I	2,575,643	0.2
2,889,581	Voya Japan TOPIX Index® Portfolio - Class I	30,485,076	3.0
3,398,994	Voya RussellTM Mid Cap Index Portfolio - Class I	51,256,822	5.0
2,004,133	Voya RussellTM Small Cap Index Portfolio - Class I	29,801,452	2.9
43,291,762	Voya U.S. Bond Index Portfolio - Class I	456,728,093	44.2
16,405,592	Voya U.S. Stock Index Portfolio - Class I	258,880,245	25.1

	Total Mutual Funds
	(Cost $935,077,644)	970,497,571	94.0

	Total Investments in Securities (Cost $996,348,495)	$1,033,530,376	100.1
	Liabilities in Excess of Other Assets	(564,487)	(0.1)
	Net Assets	$1,032,965,889	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$63,032,805	$–	$–	$63,032,805
Mutual Funds	970,497,571	–	–	970,497,571
Total Investments, at fair value	$1,033,530,376	$–	$–	$1,033,530,376

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$12,296,337	$15,666	$(875,858)	$1,377,609	$12,813,754	$-	$16,733	$-
Voya Emerging Markets Index Portfolio - Class I	49,203,837	368,163	(3,275,532)	4,485,227	50,781,695	-	273,957	-
Voya Euro STOXX 50® Index Portfolio - Class I	44,340,615	56,398	(2,510,506)	4,437,939	46,324,446	-	(47,682)	-
Voya FTSE 100 Index® Portfolio - Class I	29,544,153	37,599	(2,912,684)	4,181,277	30,850,345	-	(764,610)	-
Voya Hang Seng Index Portfolio - Class I	2,478,931	3,133	(205,217)	298,796	2,575,643	-	8,174	-
Voya Japan TOPIX Index® Portfolio - Class I	29,492,908	235,663	(1,304,639)	2,061,144	30,485,076	-	49,018	-
Voya RussellTM Mid Cap Index Portfolio - Class I	49,492,264	62,665	(5,958,743)	7,660,636	51,256,822	-	200,086	-
Voya RussellTM Small Cap Index Portfolio - Class I	29,643,384	37,599	(3,804,711)	3,925,180	29,801,452	-	345,434	-
Voya U.S. Bond Index Portfolio - Class I	433,423,330	29,906,593	(17,697,728)	11,095,898	456,728,093	2,570,933	(809,322)	-
Voya U.S. Stock Index Portfolio - Class I	251,208,625	313,323	(23,339,678)	30,697,975	258,880,245	-	1,919,740	-
	$931,124,384	$31,036,802	$(61,885,296)	$70,221,681	$970,497,571	$2,570,933	$1,191,528	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $1,016,034,205.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$40,805,657
Gross Unrealized Depreciation	(23,309,486)

Net Unrealized Appreciation	$17,496,171

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 10.0%
172,371		Activision Blizzard, Inc.	$7,848,052	0.1
67,555	(1)	Alphabet, Inc. - Class A	79,504,804	1.5
69,364	(1)	Alphabet, Inc. - Class C	81,385,475	1.5
1,643,882		AT&T, Inc.	51,552,139	1.0
78,459		CBS Corp. - Class B	3,729,156	0.1
4,702		CenturyLink, Inc.	56,471	0.0
209,902		CenturyLink, Inc.	2,516,725	0.1
39,158	(1)	Charter Communications, Inc.	13,584,302	0.3
1,019,223		Comcast Corp. – Class A	40,748,536	0.8
35,435	(1)	Discovery Communications, Inc. - Class A	957,454	0.0
81,340	(1)	Discovery Communications, Inc. - Class C	2,067,663	0.0
51,779	(1)	Dish Network Corp. - Class A	1,640,876	0.0
67,609	(1)	Electronic Arts, Inc.	6,871,103	0.1
538,333	(1)	Facebook, Inc. - Class A	89,734,728	1.7
79,616	(1)	Fox Corp. - Class A	2,922,703	0.1
36,640	(1)	Fox Corp. - Class B	1,314,643	0.0
86,862		Interpublic Group of Cos., Inc.	1,824,971	0.0
98,525	(1)	Netflix, Inc.	35,130,074	0.7
86,955		News Corp - Class A	1,081,720	0.0
27,931		News Corp - Class B	348,858	0.0
50,479		Omnicom Group	3,684,462	0.1
25,537	(1)	Take-Two Interactive Software, Inc.	2,409,927	0.0
23,193	(1)	TripAdvisor, Inc.	1,193,280	0.0
164,394	(1)	Twitter, Inc.	5,405,275	0.1
932,454		Verizon Communications, Inc.	55,136,005	1.0
79,804		Viacom, Inc. - Class B	2,240,098	0.0
394,072		Walt Disney Co.	43,753,770	0.8
			538,643,270	10.0

		Consumer Discretionary: 10.0%
16,173		Advance Auto Parts, Inc.	2,757,982	0.1
93,112	(1)	Amazon.com, Inc.	165,809,194	3.1
58,681		Aptiv PLC	4,664,553	0.1
5,632	(1)	Autozone, Inc.	5,767,844	0.1
52,833		Best Buy Co., Inc.	3,754,313	0.1
10,158	(1)	Booking Holdings, Inc.	17,724,796	0.3
46,871		BorgWarner, Inc.	1,800,315	0.0
34,443	(1)	Capri Holdings Ltd.	1,575,767	0.0
38,383	(1)	Carmax, Inc.	2,679,133	0.1
90,358		Carnival Corp.	4,582,958	0.1
5,493	(1)	Chipotle Mexican Grill, Inc.	3,901,733	0.1
27,872		Darden Restaurants, Inc.	3,385,612	0.1
59,324		Dollar General Corp.	7,077,353	0.1
53,702	(1)	Dollar Tree, Inc.	5,640,858	0.1
76,685		D.R. Horton, Inc.	3,173,225	0.1
194,070		eBay, Inc.	7,207,760	0.1
26,385		Expedia Group, Inc.	3,139,815	0.1
25,475		Foot Locker, Inc.	1,543,785	0.0
881,834		Ford Motor Co.	7,742,502	0.1
48,203		Gap, Inc.	1,261,955	0.0
27,363		Garmin Ltd.	2,362,795	0.0
295,806		General Motors Co.	10,974,403	0.2
32,935		Genuine Parts Co.	3,689,708	0.1
46,381		H&R Block, Inc.	1,110,361	0.0
81,561		Hanesbrands, Inc.	1,458,311	0.0
36,004		Harley-Davidson, Inc.	1,283,903	0.0
26,126		Hasbro, Inc.	2,221,232	0.0
66,086		Hilton Worldwide Holdings, Inc.	5,492,407	0.1
254,896		Home Depot, Inc.	48,911,993	0.9
37,264		Kohl's Corp.	2,562,645	0.1
51,532		L Brands, Inc.	1,421,253	0.0
29,578		Leggett & Platt, Inc.	1,248,783	0.0
64,529		Lennar Corp. - Class A	3,167,729	0.1
71,034	(1)	LKQ Corp.	2,015,945	0.0
180,758		Lowe's Cos, Inc.	19,787,578	0.4
69,392		Macy's, Inc.	1,667,490	0.0
63,621		Marriott International, Inc.	7,958,351	0.2
77,944	(1),(2)	Mattel, Inc.	1,013,272	0.0
172,706		McDonald's Corp.	32,796,869	0.6
115,106		MGM Resorts International	2,953,620	0.1
13,870	(1)	Mohawk Industries, Inc.	1,749,700	0.0
87,779		Newell Brands, Inc.	1,346,530	0.0
284,062		Nike, Inc.	23,920,861	0.4
24,184		Nordstrom, Inc.	1,073,286	0.0
49,116	(1)	Norwegian Cruise Line Holdings Ltd.	2,699,415	0.1
17,687	(1)	O'Reilly Automotive, Inc.	6,867,862	0.1
57,538		Pulte Group, Inc.	1,608,762	0.0
17,091		PVH Corp.	2,084,247	0.0
11,902		Ralph Lauren Corp.	1,543,451	0.0
83,629		Ross Stores, Inc.	7,785,860	0.2
38,709		Royal Caribbean Cruises Ltd.	4,436,826	0.1
280,638		Starbucks Corp.	20,862,629	0.4
65,438		Tapestry, Inc.	2,126,081	0.0
117,760		Target Corp.	9,451,418	0.2
24,482		Tiffany & Co.	2,584,075	0.1
279,268		TJX Cos., Inc.	14,859,850	0.3
27,369		Tractor Supply Co.	2,675,593	0.1
12,715	(1)	Ulta Beauty, Inc.	4,434,102	0.1
42,378	(1)	Under Armour, Inc. - Class A	895,871	0.0
43,449	(1)	Under Armour, Inc. - Class C	819,883	0.0
73,205		VF Corp.	6,362,247	0.1
14,357		Whirlpool Corp.	1,907,902	0.0
21,861		Wynn Resorts Ltd.	2,608,455	0.1
69,147		Yum! Brands, Inc.	6,901,562	0.1
			540,896,569	10.0

		Consumer Staples: 7.2%
422,995		Altria Group, Inc.	24,292,603	0.4
126,393		Archer-Daniels-Midland Co.	5,451,330	0.1
37,527		Brown-Forman Corp. - Class B	1,980,675	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
43,476		Campbell Soup Co.	$1,657,740	0.0
55,491		Church & Dwight Co., Inc.	3,952,624	0.1
28,922		Clorox Co.	4,640,824	0.1
868,318		Coca-Cola Co.	40,689,381	0.8
194,451		Colgate-Palmolive Co.	13,327,672	0.2
109,586		Conagra Brands, Inc.	3,039,916	0.1
37,584		Constellation Brands, Inc.	6,589,603	0.1
99,403		Costco Wholesale Corp.	24,069,442	0.4
101,720		Coty, Inc - Class A	1,169,780	0.0
49,253		Estee Lauder Cos., Inc.	8,153,834	0.2
134,666		General Mills, Inc.	6,968,965	0.1
31,375		Hershey Co.	3,602,791	0.1
61,526		Hormel Foods Corp.	2,753,904	0.0
25,671		JM Smucker Co.	2,990,672	0.1
56,652		Kellogg Co.	3,250,692	0.1
77,726		Kimberly-Clark Corp.	9,630,251	0.2
140,344		Kraft Heinz Co.	4,582,232	0.1
180,023		Kroger Co.	4,428,566	0.1
33,058		Lamb Weston Holdings, Inc.	2,477,367	0.0
27,667		McCormick & Co., Inc.	4,167,480	0.1
42,348		Molson Coors Brewing Co.	2,526,058	0.0
325,899		Mondelez International, Inc.	16,268,878	0.3
88,250	(1)	Monster Beverage Corp.	4,816,685	0.1
316,989		PepsiCo, Inc.	38,847,002	0.7
350,803		Philip Morris International, Inc.	31,007,477	0.6
564,521		Procter & Gamble Co.	58,738,410	1.1
106,601		Sysco Corp.	7,116,683	0.1
66,629		Tyson Foods, Inc.	4,626,051	0.1
180,968		Walgreens Boots Alliance, Inc.	11,449,845	0.2
321,253		Walmart, Inc.	31,331,805	0.6
			390,597,238	7.2

		Energy: 5.4%
112,737		Anadarko Petroleum Corp.	5,127,279	0.1
84,716		Apache Corp.	2,936,257	0.1
115,854		Baker Hughes a GE Co.	3,211,473	0.1
95,539		Cabot Oil & Gas Corp.	2,493,568	0.0
428,779		Chevron Corp.	52,816,997	1.0
22,895		Cimarex Energy Co.	1,600,361	0.0
45,267		Concho Resources, Inc./Midland TX	5,022,826	0.1
255,996		ConocoPhillips	17,085,173	0.3
98,909		Devon Energy Corp.	3,121,568	0.1
34,870		Diamondback Energy, Inc.	3,540,351	0.1
130,898		EOG Resources, Inc.	12,458,872	0.2
956,146		Exxon Mobil Corp.	77,256,597	1.4
196,903		Halliburton Co.	5,769,258	0.1
24,689		Helmerich & Payne, Inc.	1,371,721	0.0
57,443		Hess Corp.	3,459,792	0.1
35,453		HollyFrontier Corp.	1,746,769	0.0
439,313		Kinder Morgan, Inc.	8,790,653	0.2
184,708		Marathon Oil Corp.	3,086,471	0.1
152,013		Marathon Petroleum Corp.	9,097,978	0.2
86,528		National Oilwell Varco, Inc.	2,305,106	0.0
109,128		Noble Energy, Inc.	2,698,735	0.1
169,147		Occidental Petroleum Corp.	11,197,531	0.2
92,886		Oneok, Inc.	6,487,158	0.1
94,671		Phillips 66	9,009,839	0.2
37,995		Pioneer Natural Resources Co.	5,785,879	0.1
312,767		Schlumberger Ltd.	13,627,258	0.3
96,015		TechnipFMC PLC	2,258,273	0.0
94,241		Valero Energy Corp.	7,994,464	0.1
273,277		Williams Cos., Inc.	7,848,515	0.1
			289,206,722	5.4

		Financials: 12.5%
11,746		Affiliated Managers Group, Inc.	1,258,114	0.0
169,324		Aflac, Inc.	8,466,200	0.2
196,213		American International Group, Inc.	8,448,932	0.2
74,913		Allstate Corp.	7,055,306	0.1
156,062		American Express Co.	17,057,577	0.3
30,577		Ameriprise Financial, Inc.	3,916,914	0.1
54,160		Aon PLC	9,245,112	0.2
41,536		Arthur J. Gallagher & Co.	3,243,962	0.1
13,923		Assurant, Inc.	1,321,432	0.0
2,027,075		Bank of America Corp.	55,926,999	1.0
198,237		Bank of New York Mellon Corp.	9,997,092	0.2
172,331		BB&T Corp.	8,018,561	0.1
438,819	(1)	Berkshire Hathaway, Inc. – Class B	88,154,349	1.6
27,460		BlackRock, Inc.	11,735,580	0.2
26,328	(1)	Brighthouse Financial, Inc.	955,443	0.0
105,585		Capital One Financial Corp.	8,625,239	0.2
25,320		Cboe Global Markets, Inc.	2,416,541	0.0
267,702		Charles Schwab Corp.	11,446,938	0.2
103,441		Chubb Ltd.	14,490,015	0.3
34,196		Cincinnati Financial Corp.	2,937,436	0.1
530,658		Citigroup, Inc.	33,017,541	0.6
103,894		Citizens Financial Group, Inc.	3,376,555	0.1
80,737		CME Group, Inc.	13,287,696	0.2
35,881		Comerica, Inc.	2,630,795	0.0
74,106		Discover Financial Services	5,273,383	0.1
55,584		E*Trade Financial Corp.	2,580,765	0.0
9,179		Everest Re Group Ltd.	1,982,297	0.0
173,707		Fifth Third Bancorp	4,380,891	0.1
37,185		First Republic Bank	3,735,605	0.1
66,688		Franklin Resources, Inc.	2,210,040	0.0
77,289		Goldman Sachs Group, Inc.	14,838,715	0.3

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
81,120		Hartford Financial Services Group, Inc.	$4,033,286	0.1
236,230		Huntington Bancshares, Inc.	2,995,396	0.1
128,291		Intercontinental Exchange, Inc.	9,768,077	0.2
89,606		Invesco Ltd.	1,730,292	0.0
59,349		Jefferies Financial Group, Inc.	1,115,168	0.0
738,884		JPMorgan Chase & Co.	74,797,227	1.4
227,649		Keycorp	3,585,472	0.1
46,102		Lincoln National Corp.	2,706,187	0.1
61,820		Loews Corp.	2,963,033	0.1
31,261		M&T Bank Corp.	4,908,602	0.1
113,986		Marsh & McLennan Cos., Inc.	10,703,285	0.2
216,023		Metlife, Inc.	9,196,099	0.2
37,499		Moody's Corp.	6,790,694	0.1
293,067		Morgan Stanley	12,367,427	0.2
19,029		MSCI, Inc. - Class A	3,783,726	0.1
26,131		Nasdaq, Inc.	2,286,201	0.0
49,288		Northern Trust Corp.	4,456,128	0.1
88,731		People's United Financial, Inc.	1,458,738	0.0
102,365		PNC Financial Services Group, Inc.	12,556,091	0.2
58,410		Principal Financial Group, Inc.	2,931,598	0.1
131,765		Progressive Corp.	9,498,939	0.2
92,297		Prudential Financial, Inc.	8,480,248	0.2
28,645		Raymond James Financial, Inc.	2,303,345	0.0
229,664		Regions Financial Corp.	3,249,746	0.1
56,100		S&P Global, Inc.	11,811,855	0.2
85,451		State Street Corp.	5,623,530	0.1
100,027		SunTrust Banks, Inc.	5,926,600	0.1
11,877	(1)	SVB Financial Group	2,640,970	0.0
147,376		Synchrony Financial	4,701,294	0.1
53,317		T. Rowe Price Group, Inc.	5,338,098	0.1
22,886		Torchmark Corp.	1,875,508	0.0
59,438		Travelers Cos., Inc.	8,152,516	0.2
48,434		Unum Group	1,638,522	0.0
339,533		US Bancorp	16,362,095	0.3
923,984		Wells Fargo & Co.	44,646,907	0.8
29,134		Willis Towers Watson PLC	5,117,387	0.1
42,010		Zions Bancorp NA	1,907,674	0.0
			676,439,986	12.5

		Health Care: 14.4%
396,344		Abbott Laboratories	31,683,739	0.6
332,876		AbbVie, Inc.	26,826,477	0.5
10,174	(1)	Abiomed, Inc.	2,905,593	0.0
71,675		Agilent Technologies, Inc.	5,761,237	0.1
50,429	(1)	Alexion Pharmaceuticals, Inc.	6,816,992	0.1
16,425	(1)	Align Technology, Inc.	4,670,120	0.1
70,556		Allergan PLC	10,330,104	0.2
35,250		AmerisourceBergen Corp.	2,803,080	0.0
140,427		Amgen, Inc.	26,678,322	0.5
57,999		Anthem, Inc.	16,644,553	0.3
107,566		Baxter International, Inc.	8,746,192	0.2
60,718		Becton Dickinson & Co.	15,163,106	0.3
44,390	(1)	Biogen, Inc.	10,492,908	0.2
312,764	(1)	Boston Scientific Corp.	12,003,882	0.2
368,439		Bristol-Myers Squibb Co.	17,578,225	0.3
67,252		Cardinal Health, Inc.	3,238,184	0.1
158,498	(1)	Celgene Corp.	14,952,701	0.3
93,238	(1)	Centene Corp.	4,950,938	0.1
73,197	(1)	Cerner Corp.	4,187,600	0.1
85,766		Cigna Corp.	13,792,888	0.3
11,134		Cooper Cos., Inc.	3,297,557	0.1
292,707		CVS Health Corp.	15,785,689	0.3
141,785		Danaher Corp.	18,718,456	0.3
28,539	(1)	DaVita, Inc.	1,549,382	0.0
50,221		Dentsply Sirona, Inc.	2,490,459	0.0
46,886	(1)	Edwards Lifesciences Corp.	8,970,698	0.2
194,901		Eli Lilly & Co.	25,290,354	0.5
287,839		Gilead Sciences, Inc.	18,712,413	0.3
60,265		HCA Healthcare, Inc.	7,857,351	0.1
34,167	(1)	Henry Schein, Inc.	2,053,778	0.0
60,431	(1)	Hologic, Inc.	2,924,860	0.0
30,593		Humana, Inc.	8,137,738	0.1
19,409	(1)	Idexx Laboratories, Inc.	4,339,852	0.1
33,173	(1)	Illumina, Inc.	10,306,519	0.2
40,092	(1)	Incyte Corp., Ltd.	3,448,313	0.1
25,836	(1)	Intuitive Surgical, Inc.	14,741,505	0.3
35,709	(1)	IQVIA Holdings, Inc.	5,136,740	0.1
600,979		Johnson & Johnson	84,010,854	1.6
22,251	(1)	Laboratory Corp. of America Holdings	3,403,958	0.1
43,288		McKesson Corp.	5,067,293	0.1
302,652		Medtronic PLC	27,565,544	0.5
582,493		Merck & Co., Inc.	48,445,943	0.9
5,595	(1)	Mettler Toledo International, Inc.	4,045,185	0.1
116,360	(1)	Mylan NV	3,297,642	0.1
39,289	(1)	Nektar Therapeutics	1,320,110	0.0
25,004		PerkinElmer, Inc.	2,409,386	0.0
28,209		Perrigo Co. PLC	1,358,545	0.0
1,252,852		Pfizer, Inc.	53,208,625	1.0
30,298		Quest Diagnostics, Inc.	2,724,396	0.0
17,687	(1)	Regeneron Pharmaceuticals, Inc.	7,262,636	0.1
32,338		Resmed, Inc.	3,362,182	0.1
69,801		Stryker Corp.	13,787,094	0.3
10,385		Teleflex, Inc.	3,137,932	0.1
90,848		Thermo Fisher Scientific, Inc.	24,866,915	0.5
216,535		UnitedHealth Group, Inc.	53,540,444	1.0
18,849		Universal Health Services, Inc.	2,521,431	0.0
20,485	(1)	Varian Medical Systems, Inc.	2,903,134	0.0
57,693	(1)	Vertex Pharmaceuticals, Inc.	10,612,627	0.2
16,138	(1)	Waters Corp.	4,062,096	0.1
11,281	(1)	WellCare Health Plans, Inc.	3,043,050	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
46,134		Zimmer Biomet Holdings, Inc.	$5,891,312	0.1
108,042		Zoetis, Inc.	10,876,588	0.2
			776,713,427	14.4

		Industrials: 9.4%
129,938		3M Co.	26,998,518	0.5
27,783		Alaska Air Group, Inc.	1,559,182	0.0
21,316		Allegion Public Ltd.	1,933,574	0.0
90,190		American Airlines Group, Inc.	2,864,434	0.1
51,256		Ametek, Inc.	4,252,710	0.1
32,000		AO Smith Corp.	1,706,240	0.0
97,397		Arconic, Inc.	1,861,257	0.0
118,573		Boeing Co.	45,226,114	0.8
129,880		Caterpillar, Inc.	17,597,441	0.3
30,883		CH Robinson Worldwide, Inc.	2,686,512	0.1
19,110		Cintas Corp.	3,862,322	0.1
45,318	(1)	Copart, Inc.	2,745,818	0.1
174,857		CSX Corp.	13,082,801	0.2
32,666		Cummins, Inc.	5,156,981	0.1
71,873		Deere & Co.	11,488,180	0.2
139,426		Delta Air Lines, Inc.	7,201,353	0.1
32,708		Dover Corp.	3,068,010	0.1
95,592		Eaton Corp. PLC	7,700,892	0.1
138,699		Emerson Electric Co.	9,496,721	0.2
27,238		Equifax, Inc.	3,227,703	0.1
38,740		Expeditors International Washington, Inc.	2,940,366	0.1
64,576		Fastenal Co.	4,152,883	0.1
54,196		FedEx Corp.	9,831,696	0.2
29,558		Flowserve Corp.	1,334,248	0.0
31,498		Fluor Corp.	1,159,126	0.0
66,453		Fortive Corp.	5,574,742	0.1
31,717		Fortune Brands Home & Security, Inc.	1,510,046	0.0
61,142		General Dynamics Corp.	10,350,118	0.2
1,964,438		General Electric Co.	19,624,736	0.4
26,620		Harris Corp.	4,251,480	0.1
164,530		Honeywell International, Inc.	26,147,108	0.5
9,372		Huntington Ingalls Industries, Inc.	1,941,878	0.0
82,020	(1)	IHS Markit Ltd.	4,460,248	0.1
68,119		Illinois Tool Works, Inc.	9,777,120	0.2
54,649		Ingersoll-Rand PLC - Class A	5,899,360	0.1
26,447		Jacobs Engineering Group, Inc.	1,988,550	0.0
19,631		JB Hunt Transport Services, Inc.	1,988,424	0.0
205,968		Johnson Controls International plc	7,608,458	0.1
22,779		Kansas City Southern	2,641,908	0.1
17,899		L3 Technologies, Inc.	3,693,817	0.1
55,475		Lockheed Martin Corp.	16,651,376	0.3
66,457		Masco Corp.	2,612,425	0.1
80,212		Nielsen Holdings PLC	1,898,618	0.0
60,355		Norfolk Southern Corp.	11,279,746	0.2
38,304		Northrop Grumman Corp.	10,326,758	0.2
78,242		Paccar, Inc.	5,331,410	0.1
29,193		Parker Hannifin Corp.	5,010,103	0.1
35,577		Pentair PLC	1,583,532	0.0
31,899		Quanta Services, Inc.	1,203,868	0.0
63,692		Raytheon Co.	11,597,039	0.2
48,627		Republic Services, Inc.	3,908,638	0.1
26,872		Robert Half International, Inc.	1,750,979	0.0
26,977		Rockwell Automation, Inc.	4,733,384	0.1
33,261		Rollins, Inc.	1,384,323	0.0
23,381		Roper Technologies, Inc.	7,995,601	0.2
12,551		Snap-On, Inc.	1,964,483	0.0
112,251		Southwest Airlines Co.	5,826,949	0.1
34,156		Stanley Black & Decker, Inc.	4,651,023	0.1
52,959		Textron, Inc.	2,682,903	0.1
10,982	(1)	TransDigm Group, Inc.	4,985,718	0.1
163,129		Union Pacific Corp.	27,275,169	0.5
50,561	(1)	United Continental Holdings, Inc.	4,033,757	0.1
157,061		United Parcel Service, Inc. - Class B	17,549,996	0.3
17,961	(1)	United Rentals, Inc.	2,052,044	0.0
182,923		United Technologies Corp.	23,576,945	0.4
36,899		Verisk Analytics, Inc.	4,907,567	0.1
31,517		Wabtec Corp.	2,323,433	0.0
87,982		Waste Management, Inc.	9,142,210	0.2
10,178		WW Grainger, Inc.	3,062,866	0.1
40,519		Xylem, Inc.	3,202,622	0.1
			505,098,560	9.4

		Information Technology: 21.0%
143,850		Accenture PLC	25,320,477	0.5
110,063	(1)	Adobe, Inc.	29,330,689	0.5
198,815	(1)	Advanced Micro Devices, Inc.	5,073,759	0.1
36,831	(1)	Akamai Technologies, Inc.	2,641,151	0.0
10,285		Alliance Data Systems Corp.	1,799,669	0.0
67,268		Amphenol Corp.	6,352,790	0.1
83,116		Analog Devices, Inc.	8,749,621	0.2
18,904	(1)	ANSYS, Inc.	3,453,950	0.1
1,010,873		Apple, Inc.	192,015,326	3.6
214,245		Applied Materials, Inc.	8,496,957	0.2
11,792	(1)	Arista Networks, Inc.	3,708,112	0.1
49,423	(1)	Autodesk, Inc.	7,701,092	0.1
98,307		Automatic Data Processing, Inc.	15,703,560	0.3
89,387		Broadcom, Inc.	26,879,565	0.5
26,105		Broadridge Financial Solutions, Inc. ADR	2,706,827	0.0
63,273	(1)	Cadence Design Systems, Inc.	4,018,468	0.1
993,387		Cisco Systems, Inc.	53,632,964	1.0
28,240		Citrix Systems, Inc.	2,814,398	0.1
129,780		Cognizant Technology Solutions Corp.	9,402,561	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
177,545		Corning, Inc.	$5,876,740	0.1
60,540		DXC Technology Co.	3,893,327	0.1
13,414	(1)	F5 Networks, Inc.	2,105,059	0.0
72,872		Fidelity National Information Services, Inc.	8,241,823	0.2
88,368	(1)	Fiserv, Inc.	7,801,127	0.1
19,375	(1)	FleetCor Technologies, Inc.	4,777,681	0.1
30,570		Flir Systems, Inc.	1,454,521	0.0
32,730	(1)	Fortinet, Inc.	2,748,338	0.0
20,245	(1)	Gartner, Inc.	3,070,762	0.1
35,566		Global Payments, Inc.	4,855,470	0.1
310,733		Hewlett Packard Enterprise Co.	4,794,610	0.1
346,059		HP, Inc.	6,723,926	0.1
1,014,819		Intel Corp.	54,495,780	1.0
200,812		International Business Machines Corp.	28,334,573	0.5
58,464		Intuit, Inc.	15,283,074	0.3
8,008	(1)	IPG Photonics Corp.	1,215,454	0.0
17,416		Jack Henry & Associates, Inc.	2,416,296	0.0
78,514		Juniper Networks, Inc.	2,078,266	0.0
42,368	(1)	Keysight Technologies, Inc.	3,694,490	0.1
37,280		KLA-Tencor Corp.	4,451,605	0.1
34,435		Lam Research Corp.	6,164,209	0.1
203,702		Mastercard, Inc. - Class A	47,961,636	0.9
61,697		Maxim Integrated Products	3,280,429	0.1
53,476		Microchip Technology, Inc.	4,436,369	0.1
252,982	(1)	Micron Technology, Inc.	10,455,746	0.2
1,731,355		Microsoft Corp.	204,196,009	3.8
36,980		Motorola Solutions, Inc.	5,192,732	0.1
55,734		NetApp, Inc.	3,864,596	0.1
136,753		Nvidia Corp.	24,555,369	0.5
575,026		Oracle Corp.	30,884,646	0.6
72,119		Paychex, Inc.	5,783,944	0.1
264,753	(1)	PayPal Holdings, Inc.	27,491,952	0.5
27,709	(1)	Qorvo, Inc.	1,987,567	0.0
273,125		Qualcomm, Inc.	15,576,319	0.3
39,889	(1)	Red Hat, Inc.	7,287,720	0.1
172,634	(1)	Salesforce.com, Inc.	27,340,047	0.5
57,857		Seagate Technology	2,770,772	0.0
39,281		Skyworks Solutions, Inc.	3,239,897	0.1
144,249		Symantec Corp.	3,316,285	0.1
33,777	(1)	Synopsys, Inc.	3,889,422	0.1
76,468		TE Connectivity Ltd.	6,174,791	0.1
211,784		Texas Instruments, Inc.	22,463,929	0.4
36,730		Total System Services, Inc.	3,489,717	0.1
23,774	(1)	VeriSign, Inc.	4,316,407	0.1
394,955		Visa, Inc. - Class A	61,688,021	1.1
65,635		Western Digital Corp.	3,154,418	0.1
98,366		Western Union Co.	1,816,820	0.0
45,102		Xerox Corp.	1,442,362	0.0
57,130		Xilinx, Inc.	7,243,513	0.1
			1,129,580,502	21.0

		Materials: 2.6%
49,563		Air Products & Chemicals, Inc.	9,464,550	0.2
23,865		Albemarle Corp.	1,956,453	0.0
18,952		Avery Dennison Corp.	2,141,576	0.0
75,449		Ball Corp.	4,365,479	0.1
28,908		Celanese Corp.	2,850,618	0.1
50,299		CF Industries Holdings, Inc.	2,056,223	0.0
508,822		DowDuPont, Inc.	27,125,301	0.5
31,543		Eastman Chemical Co.	2,393,483	0.0
57,164		Ecolab, Inc.	10,091,733	0.2
30,388		FMC Corp.	2,334,406	0.0
326,997		Freeport-McMoRan, Inc.	4,214,991	0.1
22,860		International Flavors & Fragrances, Inc.	2,944,139	0.1
90,320		International Paper Co.	4,179,106	0.1
124,354	(1)	Linde Public Ltd.	21,877,599	0.4
68,681		LyondellBasell Industries NV - Class A	5,774,698	0.1
14,089		Martin Marietta Materials, Inc.	2,834,425	0.1
80,028		Mosaic Co.	2,185,565	0.0
120,203		Newmont Mining Corp.	4,299,661	0.1
68,914		Nucor Corp.	4,021,132	0.1
21,325		Packaging Corp. of America	2,119,279	0.0
53,234		PPG Industries, Inc.	6,008,522	0.1
35,121		Sealed Air Corp.	1,617,673	0.0
18,412		Sherwin-Williams Co.	7,930,233	0.2
29,750		Vulcan Materials Co.	3,522,400	0.1
57,629		WestRock Co.	2,210,072	0.0
			140,519,317	2.6

		Real Estate: 3.1%
25,439		Alexandria Real Estate Equities, Inc.	3,626,584	0.1
99,549		American Tower Corp.	19,617,126	0.4
35,077		Apartment Investment & Management Co.	1,764,022	0.0
31,257		AvalonBay Communities, Inc.	6,274,218	0.1
34,867		Boston Properties, Inc.	4,667,994	0.1
70,481	(1)	CBRE Group, Inc.	3,485,285	0.1
93,779		Crown Castle International Corp.	12,003,712	0.2
46,899		Digital Realty Trust, Inc.	5,580,981	0.1
81,069		Duke Realty Corp.	2,479,090	0.0
18,802		Equinix, Inc.	8,520,314	0.2
83,481		Equity Residential	6,287,789	0.1
14,824		Essex Property Trust, Inc.	4,287,694	0.1
28,727		Extra Space Storage, Inc.	2,927,568	0.1
16,782		Federal Realty Investment Trust	2,313,399	0.0
107,817		HCP, Inc.	3,374,672	0.1
167,099		Host Hotels & Resorts, Inc.	3,158,171	0.1
64,623		Iron Mountain, Inc.	2,291,531	0.0
95,093		Kimco Realty Corp.	1,759,220	0.0
23,891		Macerich Co.	1,035,675	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
25,701		Mid-America Apartment Communities, Inc.	$2,809,890	0.1
142,248		ProLogis, Inc.	10,234,744	0.2
33,865		Public Storage, Inc.	7,375,120	0.1
68,555		Realty Income Corp.	5,042,906	0.1
37,800		Regency Centers Corp.	2,551,122	0.0
25,407	(1)	SBA Communications Corp.	5,072,762	0.1
69,722		Simon Property Group, Inc.	12,704,046	0.2
18,885		SL Green Realty Corp.	1,698,139	0.0
62,196		UDR, Inc.	2,827,430	0.1
80,379		Ventas, Inc.	5,128,984	0.1
39,127		Vornado Realty Trust	2,638,725	0.1
87,188		Welltower, Inc.	6,765,789	0.1
168,465		Weyerhaeuser Co.	4,437,368	0.1
			164,742,070	3.1

		Utilities: 3.3%
149,458		AES Corp.	2,702,201	0.0
53,274		Alliant Energy Corp.	2,510,804	0.0
55,207		Ameren Corp.	4,060,475	0.1
111,318		American Electric Power Co., Inc.	9,322,882	0.2
40,790		American Water Works Co., Inc.	4,252,765	0.1
26,378		Atmos Energy Corp.	2,715,088	0.1
113,102		Centerpoint Energy, Inc.	3,472,231	0.1
63,954		CMS Energy Corp.	3,552,005	0.1
72,456		Consolidated Edison, Inc.	6,144,993	0.1
180,378		Dominion Energy, Inc.	13,827,777	0.3
41,054		DTE Energy Co.	5,121,076	0.1
164,061		Duke Energy Corp.	14,765,490	0.3
73,524		Edison International	4,552,606	0.1
42,782		Entergy Corp.	4,091,243	0.1
57,461		Evergy, Inc.	3,335,611	0.1
71,532		Eversource Energy	5,075,195	0.1
218,838		Exelon Corp.	10,970,349	0.2
113,655	(2)	FirstEnergy Corp.	4,729,185	0.1
107,906		NextEra Energy, Inc.	20,860,388	0.4
84,059		NiSource, Inc.	2,409,131	0.0
63,412		NRG Energy, Inc.	2,693,742	0.0
25,308		Pinnacle West Capital Corp.	2,418,939	0.0
162,691		PPL Corp.	5,163,812	0.1
114,063		Public Service Enterprise Group, Inc.	6,776,483	0.1
61,841		Sempra Energy	7,783,308	0.1
233,466		Southern Co.	12,065,523	0.2
71,187		WEC Energy Group, Inc.	5,629,468	0.1
116,040		Xcel Energy, Inc.	6,522,608	0.1
			177,525,378	3.3

	Total Common Stock
	(Cost $3,328,478,568)		5,329,963,039	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateral(3): 0.1%
285,142	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $285,202, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $290,845, due 04/25/19-08/15/48)	285,142	0.0
1,356,291	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,356,589, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $1,383,725, due 12/01/33-02/01/49)	1,356,291	0.0
1,356,291	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,356,586, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,383,417, due 04/15/19-10/20/68)	1,356,291	0.0
1,356,291	Citibank N.A., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,356,586, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.960%-4.500%, Market Value plus accrued interest $1,385,554, due 01/01/28-07/01/48)	1,356,291	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
1,356,291	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,356,589, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,383,427, due 04/03/19-07/15/36)	$1,356,291	0.1
		5,710,306	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
48,896,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $48,896,000)	48,896,000	0.9

	Total Short-Term Investments
	(Cost $54,606,306)	54,606,306	1.0

	Total Investments in Securities (Cost $3,383,084,874)	$5,384,569,345	99.9
	Assets in Excess of Other Liabilities	5,454,503	0.1
	Net Assets	$5,390,023,848	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$5,329,963,039	$–	$–	$5,329,963,039
Short-Term Investments	48,896,000	5,710,306	–	54,606,306
Total Investments, at fair value	$5,378,859,039	$5,710,306	$–	$5,384,569,345
Other Financial Instruments+
Futures	1,000,440	–	–	1,000,440
Total Assets	$5,379,859,479	$5,710,306	$–	$5,385,569,785

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	420	06/21/19	$59,593,800	$1,000,440
			$59,593,800	$1,000,440

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,402,777,346.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,131,544,113
Gross Unrealized Depreciation	(148,751,674)

Net Unrealized Appreciation	$1,982,792,439

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.2%
		Basic Materials: 0.1%
200,000		DowDuPont, Inc., 4.725%, 11/15/2028	$216,189	0.1

		Communications: 1.9%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	1,006,899	0.4
400,000		Comcast Corp., 2.350%, 01/15/2027	374,290	0.1
1,490,000		Comcast Corp., 3.300%, 10/01/2020	1,504,764	0.5
445,000		Comcast Corp., 3.450%, 10/01/2021	454,066	0.2
2,000,000		NBCUniversal Media LLC, 4.375%, 04/01/2021	2,065,114	0.7
			5,405,133	1.9

		Consumer, Cyclical: 0.9%
200,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	203,648	0.1
600,000	(1)	Daimler Finance North America LLC, 2.200%, 10/30/2021	587,506	0.2
1,400,000	(1)	Daimler Finance North America LLC, 3.100%, 05/04/2020	1,402,885	0.5
460,000	(1)	Nissan Motor Acceptance Corp., 3.650%, 09/21/2021	462,692	0.1
			2,656,731	0.9

		Consumer, Non-cyclical: 1.0%
400,000		AbbVie, Inc., 3.600%, 05/14/2025	401,517	0.1
800,000		CVS Health Corp., 3.700%, 03/09/2023	813,234	0.3
400,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	408,587	0.1
250,000		GlaxoSmithKline Capital PLC, 3.125%, 05/14/2021	252,409	0.1
1,000,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	1,005,722	0.4
			2,881,469	1.0

		Energy: 1.1%
1,550,000		BP Capital Markets PLC, 3.561%, 11/01/2021	1,583,092	0.6
400,000		Enterprise Products Operating LLC, 3.950%, 02/15/2027	415,501	0.1
995,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	987,525	0.4
			2,986,118	1.1

		Financial: 19.0%
1,885,000	(1)	AIA Group Ltd., 3.153%, (US0003M + 0.520%), 09/20/2021	1,883,858	0.7
595,000	(1)	AIG Global Funding, 2.150%, 07/02/2020	590,508	0.2
1,750,000		American Express Co., 3.700%, 11/05/2021	1,789,456	0.6
585,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	580,669	0.2
500,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	499,785	0.2
2,000,000		Bank of America Corp., 2.625%, 10/19/2020	1,996,006	0.7
2,000,000	(2)	Bank of America Corp., 2.738%, 01/23/2022	1,993,325	0.7
600,000		Bank of America Corp., 3.500%, 04/19/2026	607,138	0.2
1,500,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	1,511,815	0.5
785,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	778,987	0.3
2,665,000		Barclays Bank PLC, 5.125%, 01/08/2020	2,707,695	0.9
1,500,000		BB&T Corp., 2.150%, 02/01/2021	1,486,694	0.5
1,665,000		BNP Paribas SA, 5.000%, 01/15/2021	1,730,904	0.6
500,000		Branch Banking & Trust Co., 2.625%, 01/15/2022	500,105	0.2
545,000		Citibank NA, 2.850%, 02/12/2021	547,224	0.2
250,000		Citibank NA, 3.400%, 07/23/2021	253,396	0.1
1,335,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	1,341,709	0.5
1,000,000		Credit Suisse AG/New York NY, 3.000%, 10/29/2021	1,004,888	0.4
2,000,000	(1)	Danske Bank A/S, 1.650%, 09/06/2019	1,986,732	0.7
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	990,542	0.3
500,000		Fifth Third Bank/Cincinnati OH, 2.875%, 10/01/2021	500,710	0.2
1,380,000		Fifth Third Bank/Cincinnati OH, 3.350%, 07/26/2021	1,400,450	0.5
1,100,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	1,095,850	0.4
2,610,000		HSBC Holdings PLC, 2.950%, 05/25/2021	2,610,565	0.9

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		JPMorgan Chase & Co., 2.400%, 06/07/2021	$496,590	0.2
3,685,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	3,677,022	1.3
400,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	405,902	0.1
1,000,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	1,046,250	0.4
1,000,000	(2)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	998,172	0.3
800,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	812,488	0.3
1,250,000		Lloyds Bank PLC, 3.300%, 05/07/2021	1,260,439	0.4
1,135,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	1,136,381	0.4
1,000,000	(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	1,015,492	0.4
800,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	786,444	0.3
215,000		Mitsubishi UFJ Financial Group, Inc., 3.535%, 07/26/2021	218,168	0.1
4,000,000		Morgan Stanley, 2.500%, 04/21/2021	3,977,962	1.4
1,500,000		National Australia Bank Ltd./New York, 2.500%, 01/12/2021	1,491,580	0.5
1,130,000		Santander UK PLC, 2.125%, 11/03/2020	1,117,788	0.4
800,000		Sumitomo Mitsui Financial Group, Inc., 2.846%, 01/11/2022	801,289	0.3
1,000,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	1,002,902	0.3
1,230,000		Svenska Handelsbanken AB, 2.450%, 03/30/2021	1,224,891	0.4
255,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	258,026	0.1
295,000	(1)	UBS AG/London, 2.200%, 06/08/2020	293,324	0.1
1,740,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	1,735,417	0.6
			54,145,538	19.0

		Industrial: 0.9%
370,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	374,454	0.1
1,500,000		Caterpillar Financial Services Corp., 3.350%, 12/07/2020	1,520,205	0.6
600,000		FedEx Corp., 3.400%, 02/15/2028	594,924	0.2
			2,489,583	0.9

		Technology: 0.6%
740,000		IBM Credit LLC, 1.800%, 01/20/2021	729,092	0.3
710,000		IBM Credit LLC, 3.450%, 11/30/2020	718,798	0.2
360,000		Oracle Corp., 1.900%, 09/15/2021	354,314	0.1
			1,802,204	0.6

		Utilities: 0.7%
1,280,000		Duke Energy Progress LLC, 2.775%, (US0003M + 0.180%), 09/08/2020	1,279,387	0.4
785,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	798,644	0.3
			2,078,031	0.7

	Total Corporate Bonds/Notes
	(Cost $74,227,075)		74,660,996	26.2

ASSET-BACKED SECURITIES: 1.4%
		Auto Floor Plan Asset-Backed Securities: 0.6%
850,000		Ford Credit Floorplan Master Owner Trust 2017-1 A1, 2.070%, 05/15/2022	843,957	0.3
750,000		Ford Credit Floorplan Master Owner Trust A 2018-1 A1, 2.950%, 05/15/2023	754,561	0.3
			1,598,518	0.6

		Credit Card Asset-Backed Securities: 0.2%
625,000		Chase Issuance Trust 2016-A4 A4, 1.490%, 07/15/2022	616,912	0.2

		Student Loan Asset-Backed Securities: 0.6%
260,000	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	260,310	0.1
624,748	(1)	SoFi Professional Loan Program 2015-B A1 LLC, 3.536%, (US0001M + 1.050%), 04/25/2035	630,041	0.2
800,000	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	817,546	0.3
			1,707,897	0.6

	Total Asset-Backed Securities
	(Cost $3,905,316)		3,923,327	1.4

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
	1,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	$1,065,617	0.4
	1,000,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	1,020,249	0.4
	775,000		Freddie Mac Multifamily Structured Pass Through Certificates K068 A2, 3.244%, 08/25/2027	796,496	0.3
	375,000		Freddie Mac Multifamily Structured Pass Through Certificates K071 A2, 3.286%, 11/25/2027	386,434	0.1
	700,000	(1)	GS Mortgage Securities Corp. Trust 2016-RENT A, 3.203%, 02/10/2029	703,356	0.2
	1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,015,528	0.4
	700,000		Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	711,447	0.2

		Total Commercial Mortgage-Backed Securities
		(Cost $5,576,294)		5,699,127	2.0

U.S. TREASURY OBLIGATIONS: 51.4%
			Treasury Inflation Indexed Protected Securities: 51.4%
	528,451		0.125%, 07/15/2024	513,293	0.2
	6,893,972		0.125%, 07/15/2026	6,748,205	2.4
	5,704,841		0.250%, 01/15/2025	5,648,239	2.0
	1,480,695		0.375%, 07/15/2025	1,480,637	0.5
	20,807,359		0.375%, 01/15/2027	20,637,621	7.2
	12,589,815		0.375%, 07/15/2027	12,505,035	4.4
	7,209,550		0.500%, 01/15/2028	7,199,196	2.5
	7,794,624		0.625%, 01/15/2026	7,888,407	2.8
	1,664,126		0.625%, 02/15/2043	1,569,246	0.6
	8,648,891		0.750%, 07/15/2028	8,849,818	3.1
	4,349,680		0.750%, 02/15/2042	4,244,973	1.5
	7,199,176		0.750%, 02/15/2045	6,936,130	2.4
	10,209,796		0.875%, 01/15/2029	10,546,194	3.7
	1,689,255		0.875%, 02/15/2047	1,675,662	0.6
	4,504,237		1.000%, 02/15/2046	4,601,947	1.6
	7,007,380		1.000%, 02/15/2048	7,173,764	2.5
	1,415,425		1.000%, 02/15/2049	1,455,875	0.5
	5,837,616		1.375%, 02/15/2044	6,465,037	2.3
	2,696,188		1.750%, 01/15/2028	2,980,567	1.0
	5,015,771		2.000%, 01/15/2026	5,536,898	1.9
	2,086,112		2.125%, 02/15/2040	2,607,561	0.9
	2,706,884		2.125%, 02/15/2041	3,402,187	1.2
	4,308,683		2.375%, 01/15/2027	4,929,504	1.7
	4,150,261		2.500%, 01/15/2029	4,923,343	1.7
	1,800,987		3.375%, 04/15/2032	2,429,846	0.9
	954,000		3.625%, 04/15/2028	1,212,285	0.4
	1,887,920		3.875%, 04/15/2029	2,496,609	0.9

		Total U.S. Treasury Obligations
		(Cost $143,618,971)		146,658,079	51.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.4%
			Federal Home Loan Bank: 2.4%
	5,255,000		2.875%, 09/13/2024	5,386,941	1.9
	1,515,000		3.250%, 11/16/2028	1,595,017	0.5
				6,981,958	2.4

			Federal Home Loan Mortgage Corporation: 1.0%(3)
	2,805,000		2.375%, 01/13/2022	2,816,151	1.0

			Federal National Mortgage Association: 4.2%(3)
	4,830,000		1.875%, 09/24/2026	4,623,149	1.6
	7,120,000		2.625%, 09/06/2024	7,230,887	2.6
				11,854,036	4.2

			Other U.S. Agency Obligations: 0.8%
	2,190,000		2.875%, 12/21/2023	2,244,224	0.8

		Total U.S. Government Agency Obligations
		(Cost $23,572,137)		23,896,369	8.4

SOVEREIGN BONDS: 8.0%
AUD	2,375,000		Australia Government Bond, 0.750%, 11/21/2027	1,802,030	0.6
EUR	604,797	(1)	French Republic Government Bond OAT, 0.100%, 07/25/2047	736,790	0.3
EUR	4,210,638		French Republic Government Bond OAT, 1.850%, 07/25/2027	5,937,195	2.1
EUR	1,035,000	(1)	French Republic Government Bond OAT, 2.000%, 05/25/2048	1,360,763	0.5
EUR	605,900	(2),(4)	Hellenic Republic Government Bond, 0.000%, 10/15/2042	2,399	0.0
	2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,869,251	1.0
EUR	1,102,996	(1)	Italy Buoni Poliennali Del Tesoro, 1.250%, 10/27/2020	1,267,350	0.4
EUR	1,420,622	(1)	Italy Buoni Poliennali Del Tesoro, 1.300%, 05/15/2028	1,554,425	0.5
EUR	1,385,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.450%, 03/01/2048	1,556,628	0.6
NZD	2,055,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035	1,799,985	0.6

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
NZD	4,579,000	New Zealand Government Inflation Linked Bond, 3.000%, 09/20/2030	$4,109,260	1.4

		Total Sovereign Bonds
		(Cost $22,213,788)	22,996,076	8.0

PURCHASED OPTIONS (5): 0.5%
		Total Purchased Options
		(Cost $1,296,201)	1,505,020	0.5

		Total Long-Term Investments
		(Cost $274,409,782)	279,338,994	97.9

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
2,702,604	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $2,702,604)	2,702,604	0.9

	Total Short-Term Investments
	(Cost $2,702,604)	2,702,604	0.9

	Total Investments in Securities (Cost $277,112,386)	$282,041,598	98.8
	Assets in Excess of Other Liabilities	3,335,235	1.2
	Net Assets	$285,376,833	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2019.
(3)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2019.
(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Rate shown is the 7-day yield as of March 31, 2019.

AUD	Australian Dollar
EUR	EU Euro
NZD	New Zealand Dollar

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Purchased Options	$39,625	$1,465,395	$–	$1,505,020
Corporate Bonds/Notes	–	74,660,996	–	74,660,996
Sovereign Bonds	–	22,996,076	–	22,996,076
U.S. Treasury Obligations	–	146,658,079	–	146,658,079
Asset-Backed Securities	–	3,923,327	–	3,923,327
Commercial Mortgage-Backed Securities	–	5,699,127	–	5,699,127
U.S. Government Agency Obligations	–	23,896,369	–	23,896,369
Short-Term Investments	2,702,604	–	–	2,702,604
Total Investments, at fair value	$2,742,229	$279,299,369	$–	$282,041,598
Other Financial Instruments+
Centrally Cleared Swaps	–	1,245,781	–	1,245,781
Forward Foreign Currency Contracts	–	385,719	–	385,719
Futures	506,513	–	–	506,513
OTC Swaps	–	1,598,804	–	1,598,804
Total Assets	$3,248,742	$282,529,673	$–	$285,778,415
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(2,803,951)	$–	$(2,803,951)
Forward Foreign Currency Contracts	–	(103,188)	–	(103,188)
Futures	(768,853)	–	–	(768,853)
Written Options	(30,813)	(1,018,257)	–	(1,049,070)
Total Liabilities	$(799,666)	$(3,925,396)	$–	$(4,725,062)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2019, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 250,000	AUD 401,916	ANZ Bank	06/19/19	$(3,480)
EUR 250,000	USD 285,206	Bank of America N.A.	06/19/19	(2,885)
USD 1,774,162	AUD 2,483,000	Barclays Bank PLC	04/04/19	11,037
USD 896,246	GBP 673,000	Barclays Bank PLC	04/04/19	19,604
JPY 12,506,000	USD 112,957	BNP Paribas	04/04/19	(640)
USD 1,766,331	AUD 2,491,000	BNP Paribas	04/04/19	(2,475)
USD 113,246	JPY 12,506,000	BNP Paribas	05/07/19	613
EUR 1,604,000	USD 1,804,934	Citibank N.A.	04/04/19	(5,335)
GBP 822,000	USD 1,090,275	Citibank N.A.	04/04/19	(19,548)
USD 5,663,536	NZD 8,275,000	Citibank N.A.	04/04/19	28,061
CAD 379,615	EUR 250,000	Citibank N.A.	06/19/19	2,308
CAD 379,614	EUR 250,000	Citibank N.A.	06/19/19	2,308
CAD 760,000	JPY 62,378,976	Citibank N.A.	06/19/19	3,514
GBP 210,000	AUD 393,569	Citibank N.A.	06/19/19	(5,270)
CAD 374,672	USD 280,000	Citibank N.A.	06/19/19	922
USD 1,298,086	EUR 1,147,000	Deutsche Bank AG	04/04/19	11,216
USD 113,144	JPY 12,506,000	Deutsche Bank AG	04/04/19	284
USD 566,772	EUR 500,000	Goldman Sachs International	04/04/19	5,800
EUR 250,000	CAD 378,936	Goldman Sachs International	06/19/19	(1,799)
AUD 399,058	EUR 250,000	Goldman Sachs International	06/19/19	1,447
JPY 30,383,995	AUD 390,000	Goldman Sachs International	06/19/19	(1,479)
JPY 31,163,072	AUD 400,000	Goldman Sachs International	06/19/19	(1,517)
JPY 30,383,995	AUD 390,000	Goldman Sachs International	06/19/19	(1,479)
AUD 390,000	JPY 30,630,748	Goldman Sachs International	06/19/19	(761)
USD 280,000	JPY 30,993,060	Goldman Sachs International	06/19/19	(1,377)
USD 285,203	EUR 250,000	Goldman Sachs International	06/19/19	2,883

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 390,000	JPY 30,630,748	Goldman Sachs International	06/19/19	$(761)
EUR 250,000	CAD 378,936	Goldman Sachs International	06/19/19	(1,799)
AUD 399,058	EUR 250,000	Goldman Sachs International	06/19/19	1,447
AUD 2,491,000	USD 1,767,437	HSBC Bank PLC	04/04/19	4,948
NZD 8,275,000	USD 5,640,471	HSBC Bank PLC	04/04/19	(5,515)
USD 12,743,440	EUR 11,129,000	HSBC Bank PLC	04/04/19	257,318
EUR 10,596,000	USD 11,907,374	HSBC Bank PLC	04/04/19	(26,649)
USD 5,643,870	NZD 8,275,000	HSBC Bank PLC	05/06/19	5,481
USD 1,768,516	AUD 2,491,000	HSBC Bank PLC	05/06/19	(5,058)
USD 11,939,368	EUR 10,596,000	HSBC Bank PLC	05/06/19	26,528
EUR 539,000	USD 615,749	National Australia Bank	04/04/19	(11,020)
AUD 2,483,000	USD 1,767,466	NatWest Markets	04/04/19	(4,341)
				$282,531

At March 31, 2019, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Euro-Schatz	71	06/06/19	$8,918,207	$17,376
U.S. Treasury 10-Year Note	15	06/19/19	1,863,281	31,384
U.S. Treasury 2-Year Note	14	06/28/19	2,983,312	9,211
U.S. Treasury 5-Year Note	400	06/28/19	46,331,250	359,880
U.S. Treasury Ultra Long Bond	20	06/19/19	3,360,000	88,662
			$63,456,050	$506,513
Short Contracts:
30-year German Government Bond	(15)	06/06/19	(3,224,934)	(142,920)
Australia 10-Year Bond	(20)	06/17/19	(1,967,644)	(28,791)
Canada 10-Year Bond	(8)	06/19/19	(832,357)	(10,203)
Euro-Bund	(10)	06/06/19	(1,865,928)	(23,455)
Euro-OAT	(44)	06/06/19	(8,028,941)	(181,870)
Japan 10-Year Bond (TSE)	(1)	06/13/19	(1,383,019)	(4,770)
Long Gilt	(8)	06/26/19	(1,347,990)	(22,358)
Long-Term Euro-BTP	(31)	06/06/19	(4,502,244)	(105,900)
U.S. Treasury Long Bond	(10)	06/19/19	(1,496,563)	(45,425)
U.S. Treasury Ultra 10-Year Note	(113)	06/19/19	(15,004,281)	(203,161)
			$(39,653,901)	$(768,853)

At March 31, 2019, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.140)%	Annual	03/12/21	EUR	1,410,000	$1,724	$1,699
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.016)	Annual	02/13/22	EUR	760,000	1,704	1,689
Pay	6-month EUR-EURIBOR	Semi-Annual	0.059	Annual	03/16/22	EUR	1,545,000	1,514	1,494
Pay	6-month EUR-EURIBOR	Semi-Annual	0.364	Annual	12/21/22	EUR	840,000	6,590	6,629
Pay	6-month EUR-EURIBOR	Semi-Annual	0.565	Annual	02/15/28	EUR	3,730,000	65,229	65,351
Pay	6-month EUR-EURIBOR	Semi-Annual	0.878	Annual	08/28/28	EUR	160,000	7,758	7,780
Pay	6-month EUR-EURIBOR	Semi-Annual	0.560	Annual	03/12/29	EUR	350,000	3,609	3,640
Pay	6-month JPY-LIBOR	Semi-Annual	0.003	Semi-Annual	06/19/24	JPY	620,835,000	15,401	15,364
Pay	3-month USD-LIBOR	Quarterly	3.289	Semi-Annual	10/08/20	USD	2,590,000	22,787	22,746
Pay	3-month USD-LIBOR	Quarterly	2.547	Semi-Annual	03/15/21	USD	5,380,000	16,873	16,784
Pay	3-month USD-LIBOR	Quarterly	2.550	Semi-Annual	03/15/21	USD	5,380,000	17,118	17,028
Pay	3-month USD-LIBOR	Quarterly	2.154	Semi-Annual	03/30/21	USD	2,040,000	(1,602)	(1,634)
Pay	3-month USD-LIBOR	Quarterly	2.163	Semi-Annual	03/31/21	USD	3,680,000	(2,544)	(2,602)
Pay	3-month USD-LIBOR	Quarterly	2.533	Semi-Annual	08/02/21	USD	900,000	3,812	3,797
Pay	3-month USD-LIBOR	Quarterly	2.534	Semi-Annual	08/02/21	USD	900,000	3,829	3,814
Pay	3-month USD-LIBOR	Quarterly	2.543	Semi-Annual	08/05/21	USD	900,000	4,013	3,998
Pay	3-month USD-LIBOR	Quarterly	2.596	Semi-Annual	08/05/21	USD	900,000	4,943	4,928
Pay	3-month USD-LIBOR	Quarterly	2.499	Semi-Annual	09/20/21	USD	1,470,000	5,977	5,953

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.526%	Semi-Annual	02/07/22	USD	28,480,000	$164,498	$186,369
Pay	3-month USD-LIBOR	Quarterly	2.484	Semi-Annual	02/11/22	USD	455,000	2,272	2,264
Pay	3-month USD-LIBOR	Quarterly	2.509	Semi-Annual	02/11/22	USD	455,000	2,490	2,482
Pay	3-month USD-LIBOR	Quarterly	2.498	Semi-Annual	02/24/22	USD	460,000	2,465	2,458
Pay	3-month USD-LIBOR	Quarterly	2.462	Semi-Annual	02/28/22	USD	920,000	4,389	4,374
Pay	3-month USD-LIBOR	Quarterly	2.460	Semi-Annual	03/10/22	USD	695,000	3,329	3,317
Pay	3-month USD-LIBOR	Quarterly	2.431	Semi-Annual	03/23/22	USD	930,000	4,016	4,000
Pay	3-month USD-LIBOR	Quarterly	2.434	Semi-Annual	03/23/22	USD	930,000	4,069	4,053
Pay	3-month USD-LIBOR	Quarterly	2.230	Semi-Annual	03/24/22	USD	1,400,000	685	661
Pay	3-month USD-LIBOR	Quarterly	2.033	Semi-Annual	03/30/22	USD	4,650,000	(14,968)	(15,046)
Pay	3-month USD-LIBOR	Quarterly	2.834	Semi-Annual	12/17/22	USD	510,600	6,309	6,300
Pay	3-month USD-LIBOR	Quarterly	2.179	Semi-Annual	03/29/24	USD	1,980,000	(10,983)	(11,019)
Pay	3-month USD-LIBOR	Quarterly	3.271	Semi-Annual	10/08/24	USD	790,000	(36,926)	(36,940)
Pay	3-month USD-LIBOR	Quarterly	2.550	Semi-Annual	10/31/24	USD	1,600,000	21,157	21,128
Pay	3-month USD-LIBOR	Quarterly	2.570	Semi-Annual	02/13/25	USD	1,430,000	20,228	20,202
Pay	3-month USD-LIBOR	Quarterly	2.620	Semi-Annual	02/14/25	USD	1,360,000	22,396	22,372
Pay	3-month USD-LIBOR	Quarterly	2.661	Semi-Annual	03/18/29	USD	75,000	1,547	1,545
Pay	3-month USD-LIBOR	Quarterly	2.670	Semi-Annual	03/18/29	USD	75,000	1,607	1,606
Pay	3-month USD-LIBOR	Quarterly	2.600	Semi-Annual	03/26/29	USD	530,000	8,038	8,027
Pay	3-month USD-LIBOR	Quarterly	2.860	Semi-Annual	02/15/36	USD	680,000	27,206	24,041
Pay	3-month USD-LIBOR	Quarterly	2.877	Semi-Annual	02/15/36	USD	670,000	28,393	28,378
Pay	3-month USD-LIBOR	Quarterly	2.743	Semi-Annual	08/15/44	USD	460,000	11,069	11,057
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.140)	Annual	04/09/21	EUR	9,620,000	(11,589)	(12,370)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.007)	Annual	02/04/22	EUR	300,000	(759)	(764)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.420	Annual	12/17/22	EUR	1,420,000	(13,022)	(13,165)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.040	Annual	03/30/23	EUR	1,010,000	565	543
Receive	6-month EUR-EURIBOR	Semi-Annual	0.496	Annual	02/15/28	EUR	1,680,000	(18,055)	(18,264)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.040	Annual	03/23/28	EUR	745,000	(49,534)	(50,085)
Receive	6-month GBP-LIBOR	Semi-Annual	1.520	Semi-Annual	03/19/49	GBP	430,000	(21,608)	(22,646)
Receive	6-month JPY-LIBOR	Semi-Annual	0.170	Semi-Annual	06/19/29	JPY	307,580,000	(20,960)	(21,129)
Receive	6-month JPY-LIBOR	Semi-Annual	0.336	Semi-Annual	02/08/34	JPY	860,000	(102)	(103)
Receive	6-month JPY-LIBOR	Semi-Annual	0.715	Semi-Annual	03/21/44	JPY	3,980,000	(745)	(751)
Receive	3-month NZD-BBR-FRA	Quarterly	2.545	Semi-Annual	03/20/29	USD	2,100,000	(50,529)	(50,617)
Receive	3-month NZD-BBR-FRA	Quarterly	2.576	Semi-Annual	03/20/29	NZD	472,700	(12,276)	(12,311)
Receive	3-month NZD-BBR-FRA	Quarterly	2.588	Semi-Annual	03/20/29	NZD	252,300	(6,739)	(6,760)
Receive	3-month NZD-BBR-FRA	Quarterly	2.800	Semi-Annual	03/20/29	NZD	7,315,000	(290,853)	(287,763)
Receive	3-month USD-LIBOR	Quarterly	2.615	Semi-Annual	02/18/21	USD	1,450,000	(4,826)	(4,849)
Receive	3-month USD-LIBOR	Quarterly	2.618	Semi-Annual	02/18/21	USD	910,000	(3,055)	(3,069)
Receive	3-month USD-LIBOR	Quarterly	2.580	Semi-Annual	03/15/21	USD	15,250,000	(56,071)	(50,033)
Receive	3-month USD-LIBOR	Quarterly	2.664	Semi-Annual	07/18/21	USD	770,000	(5,091)	(5,104)
Receive	3-month USD-LIBOR	Quarterly	2.715	Semi-Annual	07/22/21	USD	390,000	(2,975)	(2,981)
Receive	3-month USD-LIBOR	Quarterly	2.720	Semi-Annual	07/22/21	USD	390,000	(3,016)	(3,023)
Receive	3-month USD-LIBOR	Quarterly	2.733	Semi-Annual	07/22/21	USD	620,000	(4,945)	(4,955)
Receive	3-month USD-LIBOR	Quarterly	2.715	Semi-Annual	07/24/21	USD	775,000	(5,952)	(5,965)
Receive	3-month USD-LIBOR	Quarterly	2.716	Semi-Annual	07/24/21	USD	775,000	(5,967)	(5,980)
Receive	3-month USD-LIBOR	Quarterly	2.549	Semi-Annual	08/01/21	USD	1,500,000	(6,822)	(6,847)
Receive	3-month USD-LIBOR	Quarterly	2.504	Semi-Annual	09/23/21	USD	1,470,000	(6,172)	(6,197)
Receive	3-month USD-LIBOR	Quarterly	2.491	Semi-Annual	09/24/21	USD	1,030,000	(4,066)	(4,084)
Receive	3-month USD-LIBOR	Quarterly	2.575	Semi-Annual	02/07/22	USD	380,000	(2,551)	(2,557)
Receive	3-month USD-LIBOR	Quarterly	2.515	Semi-Annual	02/13/22	USD	2,630,000	(14,782)	(14,826)
Receive	3-month USD-LIBOR	Quarterly	2.560	Semi-Annual	02/14/22	USD	975,000	(6,308)	(6,324)
Receive	3-month USD-LIBOR	Quarterly	2.580	Semi-Annual	02/18/22	USD	2,640,000	(18,193)	(18,237)
Receive	3-month USD-LIBOR	Quarterly	2.480	Semi-Annual	03/02/22	USD	1,470,000	(7,537)	(7,562)
Receive	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	02/08/23	USD	1,190,000	(7,093)	(7,113)
Receive	3-month USD-LIBOR	Quarterly	2.521	Semi-Annual	02/09/23	USD	10,050,000	(63,758)	(64,285)
Receive	3-month USD-LIBOR	Quarterly	2.550	Semi-Annual	02/16/23	USD	860,000	(5,920)	(5,935)
Receive	3-month USD-LIBOR	Quarterly	2.540	Semi-Annual	03/05/23	USD	1,470,000	(9,799)	(9,824)
Receive	3-month USD-LIBOR	Quarterly	2.430	Semi-Annual	03/15/23	USD	4,250,000	(19,457)	(19,427)
Receive	3-month USD-LIBOR	Quarterly	2.359	Semi-Annual	08/31/23	USD	2,200,000	(8,269)	(8,309)
Receive	3-month USD-LIBOR	Quarterly	3.069	Semi-Annual	10/04/23	USD	338	(11)	(11)
Receive	3-month USD-LIBOR	Quarterly	3.045	Semi-Annual	11/29/23	USD	2,192,000	(72,751)	(72,790)
Receive	3-month USD-LIBOR	Quarterly	2.572	Semi-Annual	02/07/25	USD	5,090,000	(72,469)	(78,417)
Receive	3-month USD-LIBOR	Quarterly	2.622	Semi-Annual	03/06/25	USD	310,000	(5,142)	(5,147)
Receive	3-month USD-LIBOR	Quarterly	2.161	Semi-Annual	03/31/25	USD	190,000	905	902
Receive	3-month USD-LIBOR	Quarterly	2.638	Semi-Annual	11/15/28	USD	2,100,000	(39,900)	(39,942)
Receive	3-month USD-LIBOR	Quarterly	2.338	Semi-Annual	03/29/29	USD	1,020,000	8,450	8,429
Receive	3-month USD-LIBOR	Quarterly	2.357	Semi-Annual	03/29/30	USD	1,020,000	8,315	8,294

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	2.588%	Semi-Annual	08/15/44	USD	470,000	$2,453	$2,441
Receive	3-month USD-LIBOR	Quarterly	2.843	Semi-Annual	08/15/44	USD	460,000	(19,796)	(19,808)
Receive	3-month USD-LIBOR	Quarterly	2.886	Semi-Annual	08/15/44	USD	610,000	(31,215)	(27,478)
Receive	3-month USD-LIBOR	Quarterly	2.913	Semi-Annual	08/15/44	USD	460,000	(25,911)	(25,922)
Receive	3-month USD-LIBOR	Quarterly	2.898	Semi-Annual	02/15/49	USD	400,000	(23,823)	(23,833)
								$(587,705)	$(566,866)

At March 31, 2019, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.110%	At Termination Date	03/15/24	EUR	2,230,000	$14,801	$14,811
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.974	At Termination Date	01/15/48	EUR	530,000	86,118	87,158
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.983	At Termination Date	06/15/48	EUR	525,000	86,346	86,991
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.900	At Termination Date	12/15/48	EUR	300,000	39,342	39,635
Pay	U.K. RPI All Items Monthly	At Termination Date	3.446	At Termination Date	10/15/23	GBP	1,400,000	19,244	19,929
Pay	U.K. RPI All Items Monthly	At Termination Date	3.410	At Termination Date	01/15/24	GBP	1,340,000	5,288	5,556
Pay	U.K. RPI All Items Monthly	At Termination Date	3.385	At Termination Date	08/15/28	GBP	2,670,000	(27,936)	(25,879)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.400	At Termination Date	08/15/28	GBP	3,160,000	(25,430)	(22,880)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.500	At Termination Date	09/15/28	GBP	4,845,000	45,173	48,861
Pay	U.K. RPI All Items Monthly	At Termination Date	3.505	At Termination Date	10/15/28	GBP	1,470,000	23,984	24,939
Pay	U.K. RPI All Items Monthly	At Termination Date	3.490	At Termination Date	03/15/29	GBP	1,590,000	(7,030)	(7,068)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.528	At Termination Date	03/15/29	GBP	1,560,000	2,554	2,701
Pay	U.K. RPI All Items Monthly	At Termination Date	3.547	At Termination Date	11/15/32	GBP	4,200,000	85,674	97,452
Pay	U.K. RPI All Items Monthly	At Termination Date	3.600	At Termination Date	11/15/42	GBP	2,530,000	146,486	156,056
Pay	U.K. RPI All Items Monthly	At Termination Date	3.530	At Termination Date	03/15/49	GBP	195,000	8,243	8,333
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.164	At Termination Date	10/30/23	USD	2,695,000	42,126	42,029
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.152	At Termination Date	03/05/29	USD	2,915,000	22,194	22,075
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.037	At Termination Date	04/01/29	USD	1,455,000	(6,921)	(6,980)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.380	At Termination Date	04/15/23	EUR	4,500,000	(90,983)	(90,551)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.296	At Termination Date	01/15/29	EUR	1,950,000	(37,863)	(38,115)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.150	At Termination Date	03/15/29	EUR	1,160,000	3,407	3,354
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.290	At Termination Date	03/15/29	EUR	2,230,000	(31,241)	(31,548)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.329	At Termination Date	03/15/29	EUR	2,315,000	(43,629)	(43,907)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.475	At Termination Date	09/15/23	GBP	2,590,000	(26,896)	(28,267)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.450	At Termination Date	10/15/23	GBP	1,470,000	(20,602)	(21,305)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.575	At Termination Date	12/15/23	GBP	1,695,000	(30,146)	(30,573)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.410%	At Termination Date	03/15/24	GBP	1,590,000	$8,441	$8,368
Receive	U.K. RPI All Items Monthly	At Termination Date	3.453	At Termination Date	03/15/24	GBP	1,560,000	3,536	3,371
Receive	U.K. RPI All Items Monthly	At Termination Date	3.455	At Termination Date	11/15/27	GBP	4,200,000	(31,119)	(39,138)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.481	At Termination Date	01/15/29	GBP	740,000	(3,300)	(3,601)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.550	At Termination Date	11/15/47	GBP	2,530,000	(184,355)	(193,215)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.467	At Termination Date	09/15/48	GBP	710,000	(6,005)	(9,711)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.299	At Termination Date	09/28/21	USD	7,100,000	(118,514)	(118,751)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD	5,100,000	(78,635)	(78,819)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD	6,700,000	16,467	16,225
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD	9,000,000	(197,750)	(198,074)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.211	At Termination Date	10/26/23	USD	2,500,000	(45,214)	(45,304)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.965	At Termination Date	02/06/24	USD	12,000,000	(47,614)	(48,046)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD	3,000,000	(10,907)	(11,015)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD	4,900,000	(106,040)	(106,227)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD	7,400,000	(210,160)	(210,442)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.361	At Termination Date	09/28/25	USD	6,150,000	(192,156)	(192,390)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	(18,408)	(18,469)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.249	At Termination Date	10/30/28	USD	2,695,000	(58,762)	(58,872)
								$(998,192)	$(991,303)

At March 31, 2019, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.375%	At Termination Date	01/15/20	USD	16,000,000	$354,645	$–	$354,645
arclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.437	At Termination Date	01/15/21	USD	22,000,000	507,868	–	507,868
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.515	At Termination Date	01/15/22	USD	16,000,000	366,019	–	366,019
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560	At Termination Date	01/15/23	USD	10,250,000	250,603	–	250,603
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD	5,500,000	119,669	–	119,669
									$1,598,804	$–	$1,598,804

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Put	07/12/19	97.00	USD	31	7,554,700	$1,113	$194
90-Day Eurodollar	Put	07/12/19	97.13	USD	10	2,437,000	954	62
90-Day Eurodollar	Put	07/12/19	97.25	USD	9	2,193,300	690	56
90-Day Eurodollar	Call	06/17/19	97.75	USD	85	20,709,188	5,831	1,594
90-Day Eurodollar	Call	03/16/20	97.75	USD	85	20,758,062	15,450	37,719
							$24,038	$39,625

At March 31, 2019, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
90-Day Eurodollar	Call	06/17/19	97.88	USD	85	USD	20,709,188	$3,594	$(1,063)
90-Day Eurodollar	Call	03/16/20	97.88	USD	85	USD	20,758,062	12,306	(29,750)
								$15,900	$(30,813)

At March 31, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	$12,430	$14,709
Call on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	39,414
Call on 10-year Interest Rate Swap(1)	Citibank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	493	659
Call on 10-year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	13,186
Call on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,524	14,571
Call on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	39,215	50,750
Call on 10-Year interest Rate Swap(1)	Citibank N.A.	Receive	2.690%	3-month USD-LIBOR	03/19/20	USD	2,540,000	48,920	85,564
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,149	7,248
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	52,166
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,780	6,390
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	15,012
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	14,299
Call on 1-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.950%	3-month USD-LIBOR	01/21/20	USD	24,420,000	63,451	162,259
Call on 1-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.950%	3-month USD-LIBOR	01/30/20	USD	11,940,000	26,503	80,040
Call on 20-year Interest Rate Swap(2)	Goldman Sachs International	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	971
Call on 20-Year interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	10,691
Call on 2-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.476%	3-month USD-LIBOR	01/31/20	USD	10,500,000	49,792	76,144
Call on 30-year Interest Rate Swap(1)	Citibank N.A.	Receive	3.113%	3-month USD-LIBOR	04/26/23	USD	10,000	1,110	1,449
Call on 30-year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.113%	3-month USD-LIBOR	04/26/23	USD	115,000	11,713	16,666

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 30-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.835%	3-month USD-LIBOR	01/31/24	USD	40,000	$3,960	$4,645
Call on 30-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.970%	3-month USD-LIBOR	01/29/24	USD	120,000	12,192	15,813
Call on 5-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	0.468%	6-month EUR-EURIBOR	03/12/21	EUR	1,380,000	15,630	21,745
Call on 5-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	0.551%	6-month EUR-EURIBOR	02/15/21	EUR	1,380,000	18,287	31,236
Call on 5-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	03/27/20	USD	4,900,000	57,744	45,378
Call on 5-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.519%	3-month USD-LIBOR	07/31/19	USD	340,000	2,509	4,727
Call on 5-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.520%	3-month USD-LIBOR	01/31/20	USD	1,350,000	15,357	23,646
Call on 5-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.521%	3-month USD-LIBOR	02/26/20	USD	2,390,000	26,290	42,933
Call on 5-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	3.208%	3-month USD-LIBOR	10/25/19	USD	2,140,000	26,001	95,355
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.090%	3-month USD-LIBOR	11/27/19	USD	4,210,000	54,204	165,506
Put on 10-year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.100%	6-month JPY-LIBOR	06/29/22	JPY	692,890,000	94,254	13,230
Put on 10-year Interest Rate Swap(5)	Barclays Bank PLC	Pay	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	12,430	10,280
Put on 10-year Interest Rate Swap(5)	Barclays Bank PLC	Pay	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	24,906
Put on 10-year Interest Rate Swap(5)	Citibank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	461	465
Put on 10-year Interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	9,293
Put on 10-year Interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,524	10,383
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,025	5,952
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	39,215	30,414
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	29,758
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,778	4,906
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	10,097
Put on 10-Year interest Rate Swap(5)	Citibank N.A.	Pay	2.690%	3-month USD-LIBOR	03/19/20	USD	2,540,000	48,920	27,701
Put on 10-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	11,317
Put on 20-year Interest Rate Swap(4)	Goldman Sachs International	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	135
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	192
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	1,484
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	192
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.476%	3-month USD-LIBOR	01/31/20	USD	7,000,000	33,936	14,484
Put on 30-year Interest Rate Swap(5)	Barclays Bank PLC	Pay	3.800%	3-month USD-LIBOR	06/07/21	USD	830,000	32,380	6,430
Put on 30-year Interest Rate Swap(5)	Citibank N.A.	Pay	3.113%	3-month USD-LIBOR	04/26/23	USD	10,000	929	519
Put on 30-year Interest Rate Swap(5)	Goldman Sachs International	Pay	3.113%	3-month USD-LIBOR	04/26/23	USD	115,000	11,713	5,966
Put on 30-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.835%	3-month USD-LIBOR	01/31/24	USD	40,000	4,040	3,209
Put on 30-Year interest Rate Swap(5)	Citibank N.A.	Pay	2.970%	3-month USD-LIBOR	01/29/24	USD	120,000	12,192	8,346

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year interest Rate Swap(6)	Barclays Bank PLC	Pay	0.551%	6-month EUR-EURIBOR	02/15/21	EUR	1,380,000	$18,287	$7,776
Put on 5-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.150%	3-month USD-LIBOR	03/27/20	USD	4,900,000	61,816	68,938
Put on 5-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.519%	3-month USD-LIBOR	07/31/19	USD	340,000	2,864	731
Put on 5-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.520%	3-month USD-LIBOR	01/31/20	USD	1,350,000	16,770	7,077
Put on 5-Year interest Rate Swap(5)	Citibank N.A.	Pay	2.521%	3-month USD-LIBOR	02/26/20	USD	2,390,000	26,290	13,458
Put on 5-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	3.208%	3-month USD-LIBOR	10/25/19	USD	2,140,000	26,001	547
Put on 5-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	3.090%	3-month USD-LIBOR	11/27/19	USD	4,210,000	54,204	2,376
Put on 5-Year Interest Rate Swap(6)	Barclays Bank PLC	Pay	0.468%	6-month EUR-EURIBOR	03/12/21	EUR	1,380,000	15,630	12,094
								$1,261,005	$1,455,828

At March 31, 2019, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.250%	3-month USD-LIBOR	09/23/19	USD	635,000	$4,524	$(5,240)
Call on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	39,114	(57,883)
Call on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	3.050%	3-month USD-LIBOR	03/12/24	USD	700,000	37,135	(46,846)
Call on 1-year Interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	2.450%	3-month USD-LIBOR	01/21/20	USD	36,630,000	42,801	(103,303)
Call on 1-year Interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	2.450%	3-month USD-LIBOR	01/30/20	USD	17,910,000	17,309	(51,912)
Call on 2-Year interest Rate Swap	Barclays Bank PLC	Pay	0.158%	6-month EUR-EURIBOR	03/12/21	EUR	4,250,000	15,335	(22,306)
Call on 2-Year interest Rate Swap	Barclays Bank PLC	Pay	0.209%	6-month EUR-EURIBOR	02/15/21	EUR	4,250,000	18,597	(31,626)
Call on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	1.700%	3-month USD-LIBOR	03/27/20	USD	12,500,000	34,621	(24,408)
Call on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.100%	3-month USD-LIBOR	07/01/19	USD	3,870,000	4,102	(3,832)
Call on 2-Year interest Rate Swap(5)	Citibank N.A.	Pay	2.460%	3-month USD-LIBOR	02/26/20	USD	5,780,000	25,475	(42,509)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.400%	3-month USD-LIBOR	02/24/20	USD	2,590,000	6,128	(17,169)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.878%	3-month USD-LIBOR	04/14/20	USD	260,000	1,420	(3,668)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.878%	3-month USD-LIBOR	04/14/20	USD	6,260,000	45,307	(88,308)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.888%	3-month USD-LIBOR	04/14/20	USD	270,000	1,496	(3,854)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.900%	3-month USD-LIBOR	05/29/20	USD	3,410,000	25,063	(50,267)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.938%	3-month USD-LIBOR	04/17/20	USD	260,000	1,543	(3,929)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	3.295%	3-month USD-LIBOR	11/07/19	USD	2,540,000	12,541	(51,395)
Call on 2-Year interest Rate Swap(5)	Goldman Sachs International	Pay	2.888%	3-month USD-LIBOR	04/14/20	USD	6,270,000	45,301	(89,503)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.000%	3-month USD-LIBOR	09/23/19	USD	3,100,000	3,255	(4,744)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.100%	3-month USD-LIBOR	07/03/19	USD	12,112,500	13,263	(12,346)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.150%	3-month USD-LIBOR	07/08/19	USD	6,470,000	$4,788	$(8,512)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	24,629	(30,821)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.561%	3-month USD-LIBOR	07/31/19	USD	4,240,000	13,014	(24,522)
Call on 2-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	2.100%	3-month USD-LIBOR	07/03/19	USD	4,037,500	5,249	(4,115)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.650%	3-month USD-LIBOR	09/23/19	USD	635,000	4,524	(3,936)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	39,114	(23,495)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	37,135	(32,918)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.870%	3-month USD-LIBOR	06/07/21	USD	1,770,000	34,676	(6,103)
Put on 10-Year interest Rate Swap(1)	Citibank N.A.	Receive	2.900%	3-month USD-LIBOR	04/16/19	USD	80,000	2,245	–
Put on 10-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.900%	3-month USD-LIBOR	04/16/19	USD	1,950,000	51,200	(3)
Put on 2-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.500%	3-month USD-LIBOR	08/24/20	USD	3,560,000	12,015	(852)
Put on 2-year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.300%	3-month USD-LIBOR	09/06/19	USD	2,660,000	6,304	(47)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.100%	6-month EUR-EURIBOR	03/29/21	EUR	4,470,000	15,550	(13,448)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.158%	6-month EUR-EURIBOR	03/12/21	EUR	4,250,000	15,335	(12,767)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.200%	6-month EUR-EURIBOR	01/23/20	EUR	2,210,000	2,591	(343)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.200%	6-month EUR-EURIBOR	01/31/20	EUR	1,200,000	1,075	(203)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.209%	6-month EUR-EURIBOR	02/15/21	EUR	4,250,000	18,597	(8,337)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.550%	6-month EUR-EURIBOR	12/21/20	EUR	1,790,000	6,492	(1,331)
Put on 2-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Receive	0.600%	6-month EUR-EURIBOR	12/14/20	EUR	3,790,000	14,342	(2,363)
Put on 2-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.100%	3-month USD-LIBOR	03/27/20	USD	12,500,000	58,590	(71,153)
Put on 2-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.900%	3-month USD-LIBOR	07/01/19	USD	3,870,000	4,838	(185)
Put on 2-Year interest Rate Swap(1)	Citibank N.A.	Receive	2.460%	3-month USD-LIBOR	02/26/20	USD	5,780,000	25,475	(13,282)
Put on 2-Year interest Rate Swap(1)	Citibank N.A.	Receive	3.250%	3-month USD-LIBOR	12/29/20	USD	3,130,000	11,425	(2,418)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.878%	3-month USD-LIBOR	04/14/20	USD	6,260,000	45,307	(4,538)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.888%	3-month USD-LIBOR	04/14/20	USD	270,000	2,205	(190)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.900%	3-month USD-LIBOR	05/29/20	USD	3,410,000	25,064	(2,775)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.938%	3-month USD-LIBOR	04/17/20	USD	260,000	1,985	(157)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	3.295%	3-month USD-LIBOR	11/07/19	USD	2,540,000	12,541	(117)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	3.400%	3-month USD-LIBOR	02/24/20	USD	2,590,000	9,454	(235)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	2.800%	3-month USD-LIBOR	01/03/20	USD	1,910,000	4,450	(1,148)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	2.878%	3-month USD-LIBOR	04/14/20	USD	260,000	2,150	(188)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	2.888%	3-month USD-LIBOR	04/14/20	USD	6,270,000	45,301	(4,401)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.150%	3-month USD-LIBOR	05/05/20	USD	2,100,000	11,602	(706)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.350%	3-month USD-LIBOR	05/29/20	USD	2,890,000	$10,512	$(607)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.450%	3-month USD-LIBOR	06/08/20	USD	2,870,000	11,882	(481)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.500%	3-month USD-LIBOR	06/15/20	USD	1,820,000	6,780	(277)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	26,341	(14,383)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.561%	3-month USD-LIBOR	07/31/19	USD	4,240,000	11,943	(3,225)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.600%	3-month USD-LIBOR	09/23/19	USD	3,100,000	2,248	(2,568)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.700%	3-month USD-LIBOR	08/26/19	USD	2,920,000	3,329	(1,218)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.900%	3-month USD-LIBOR	07/03/19	USD	12,112,500	13,263	(604)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.950%	3-month USD-LIBOR	07/08/19	USD	6,470,000	7,764	(256)
Put on 2-Year interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.900%	3-month USD-LIBOR	07/03/19	USD	4,037,500	3,432	(201)
Put on 5-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.600%	6-month EUR-EURIBOR	06/25/19	EUR	933,000	6,988	(20)
Put on 5-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.600%	6-month EUR-EURIBOR	07/31/19	EUR	100,000	70	(5)
								$1,068,144	$(1,014,502)

At March 31, 2019, the following over-the-counter purchased interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Notional Amount		Cost	Fair Value
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.350%	Pay	07/26/19	USD	17,000,000	$8,585	$8,167
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Morgan Stanley & Co. International PLC	0.400%	Pay	06/26/19	USD	6,450,000	2,573	1,400
							$11,158	$9,567

At March 31, 2019, the following over-the-counter written interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.450%	Pay	07/26/19	USD	17,000,000	$3,910	$(3,308)
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Morgan Stanley & Co. International PLC	0.500%	Pay	06/26/19	USD	6,450,000	742	(447)
							$4,652	$(3,755)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index semi-annually.

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

(3)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.
(4)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(5)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(6)	Portfolio pays the exercise rate annually and receives the floating rate index semi-annually.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
USD	-	United States Dollar

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $276,744,782.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$9,200,340
Gross Unrealized Depreciation	(4,740,455)

Net Unrealized Appreciation	$4,459,885

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Australia: 4.2%
283,344		Dexus	$2,564,415	1.1
137,303		Goodman Group	1,302,147	0.6
432,899		GPT Group	1,909,538	0.8
2,089,642		Mirvac Group	4,081,927	1.7
			9,858,027	4.2

		Belgium: 1.0%
22,490	(1)	Shurgard Self Storage SA	742,594	0.3
10,140		Warehouses De Pauw SCA	1,626,568	0.7
			2,369,162	1.0

		Canada: 2.0%
44,164		Canadian Apartment Properties REIT	1,697,687	0.7
138,900		Chartwell Retirement Residences	1,557,019	0.7
86,000		First Capital Realty, Inc.	1,377,184	0.6
			4,631,890	2.0

		China: 0.5%
310,000		China Overseas Land & Investment Ltd.	1,179,708	0.5

		France: 0.4%
6,055	(2)	Unibail-Rodamco-Westfield	992,616	0.4

		Germany: 5.7%
75,470		Alstria Office REIT-AG	1,228,370	0.5
168,181		Aroundtown SA	1,387,255	0.6
20,665		LEG Immobilien AG	2,539,454	1.1
76,246		TAG Immobilien AG	1,883,121	0.8
123,077		Vonovia SE	6,387,181	2.7
			13,425,381	5.7

		Hong Kong: 8.9%
640,500		CK Asset Holdings Ltd.	5,704,163	2.4
236,500		Kerry Properties Ltd.	1,057,350	0.4
620,500		Link REIT	7,264,605	3.1
1,639,000		New World Development Ltd.	2,720,271	1.2
82,000		Sun Hung Kai Properties Ltd.	1,409,639	0.6
398,000		Wheelock & Co., Ltd.	2,920,956	1.2
			21,076,984	8.9

		Ireland: 0.7%
415,587		Green REIT plc	699,410	0.3
556,353		Hibernia REIT plc	838,212	0.4
			1,537,622	0.7

		Japan: 11.5%
325		Activia Properties, Inc.	1,350,149	0.6
71,900		Aeon Mall Co., Ltd.	1,183,362	0.5
858		AEON REIT Investment Corp.	1,011,242	0.4
510		Hulic Reit, Inc.	869,059	0.4
3,248		Japan Hotel REIT Investment Corp.	2,618,525	1.1
126		Kenedix Office Investment Corp.	874,786	0.4
305		Kenedix Retail REIT Corp.	744,196	0.3
1,115		LaSalle Logiport REIT	1,102,426	0.5
1,140		MCUBS MidCity Investment Corp.	1,047,731	0.4
229,700		Mitsubishi Estate Co., Ltd.	4,167,889	1.7
200,229		Mitsui Fudosan Co., Ltd.	5,044,078	2.1
1,360		Mori Hills REIT Investment Corp.	1,827,106	0.8
60,400		Nomura Real Estate Holdings, Inc.	1,162,270	0.5
1,488		Orix JREIT, Inc.	2,553,400	1.1
131,500		Tokyo Tatemono Co., Ltd.	1,615,377	0.7
			27,171,596	11.5

		Luxembourg: 0.6%
55,115		Grand City Properties SA	1,331,033	0.6

		Norway: 0.4%
69,208	(3)	Entra ASA	1,045,268	0.4

		Singapore: 2.4%
819,400		CapitaLand Commercial Trust	1,173,989	0.5
1,192,300		CapitaLand Ltd.	3,217,005	1.3
1,242,699		Mapletree Logistics Trust	1,339,729	0.6
			5,730,723	2.4

		Spain: 0.9%
210,599		Inmobiliaria Colonial Socimi SA	2,166,328	0.9

		Sweden: 3.3%
143,394	(2)	Castellum AB	2,782,615	1.2
146,755	(2)	Fabege AB	2,132,832	0.9
119,460		Kungsleden AB	951,475	0.4
47,658	(1)	Pandox AB	854,243	0.4
76,519		Wihlborgs Fastigheter AB	1,043,657	0.4
			7,764,822	3.3

		United Kingdom: 4.6%
326,701		Grainger PLC	1,006,766	0.4
307,263		Land Securities Group PLC	3,658,284	1.6
121,568		Safestore Holdings PLC	944,480	0.4
373,559		Segro PLC	3,279,140	1.4
163,686		Unite Group PLC	1,956,640	0.8
			10,845,310	4.6

		United States: 52.5%
32,441		Alexandria Real Estate Equities, Inc.	4,624,789	2.0
75,250		American Campus Communities, Inc.	3,580,395	1.5

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
33,736	AvalonBay Communities, Inc.	$6,771,827	2.9
69,485	Brandywine Realty Trust	1,102,032	0.5
174,962	Brixmor Property Group, Inc.	3,214,052	1.4
84,157	Columbia Property Trust, Inc.	1,894,374	0.8
229,305	Cousins Properties, Inc.	2,215,086	0.9
93,067	CubeSmart	2,981,867	1.3
9,255	Digital Realty Trust, Inc.	1,101,345	0.5
70,554	Douglas Emmett, Inc.	2,851,793	1.2
8,423	Equinix, Inc.	3,816,967	1.6
109,856	Equity Residential	8,274,354	3.5
52,720	Extra Space Storage, Inc.	5,372,695	2.3
126,151	Healthcare Trust of America, Inc.	3,606,657	1.5
27,444	Hilton Worldwide Holdings, Inc.	2,280,871	1.0
91,443	Hudson Pacific Properties, Inc.	3,147,468	1.3
123,306	Invitation Homes, Inc.	3,000,035	1.3
119,851	Kimco Realty Corp.	2,217,244	0.9
37,234	Liberty Property Trust	1,802,870	0.8
59,332	MGM Growth Properties LLC	1,913,457	0.8
110,002	Park Hotels & Resorts, Inc.	3,418,862	1.4
48,629	Pebblebrook Hotel Trust	1,510,417	0.6
85,857	Piedmont Office Realty Trust, Inc.	1,790,118	0.8
129,702	ProLogis, Inc.	9,332,059	3.9
72,535	Regency Centers Corp.	4,895,387	2.1
49,071	Simon Property Group, Inc.	8,941,227	3.8
115,548	Store Capital Corp.	3,870,858	1.6
28,512	Sun Communities, Inc.	3,379,242	1.4
31,418	Taubman Centers, Inc.	1,661,384	0.7
32,876	Tier REIT, Inc.	942,226	0.4
407,023	Vereit, Inc.	3,406,783	1.4
163,921	VICI Properties, Inc.	3,586,591	1.5
38,958	Vornado Realty Trust	2,627,328	1.1
116,290	Welltower, Inc.	9,024,104	3.8
		124,156,764	52.5

	Total Common Stock
	(Cost $184,119,392)	235,283,234	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateral(4): 2.6%
1,458,908	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,459,228, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $1,488,417, due 12/01/33-02/01/49)	1,458,908	0.6
1,458,908	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,459,226, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,488,086, due 04/02/19-10/20/68)	1,458,908	0.6
306,720	HSBC Securities USA, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $306,785, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $312,854, due 08/15/20-05/15/48)	306,720	0.2
1,458,908	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,459,228, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,488,097, due 04/03/19-07/15/36)	1,458,908	0.6

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
1,458,908	Mizuho Securities USA LLC, Repurchase Agreement dated 03/29/19, 2.61%, due 04/01/19 (Repurchase Amount $1,459,221, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $1,488,086, due 10/01/19-07/01/48)	$1,458,908	0.6
		6,142,352	2.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
510,537	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $510,537)	510,537	0.2

	Total Short-Term Investments
	(Cost $6,652,889)	6,652,889	2.8

	Total Investments in Securities (Cost $190,772,281)	$241,936,123	102.4
	Liabilities in Excess of Other Assets	(5,610,676)	(2.4)
	Net Assets	$236,325,447	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2019.

REIT Diversification	Percentage of Net Assets
Office REITs	14.9%
Retail REITs	13.1
Residential REITs	12.1
Real Estate Operating Companies	11.0
Diversified Real Estate Activities	9.9
Diversified REITs	9.2
Industrial REITs	7.7
Specialized REITs	7.5
Health Care REITs	5.3
Hotel & Resort REITs	4.0
Real Estate Development	2.9
Hotels, Resorts & Cruise Lines	1.3
Health Care Facilities	0.7
Assets in Excess of Other Liabilities*	0.4
Net Assets	100.0%

*	Includes short-term investments.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$9,858,027	$–	$9,858,027
Belgium	2,369,162	–	–	2,369,162
Canada	4,631,890	–	–	4,631,890
China	–	1,179,708	–	1,179,708
France	992,616	–	–	992,616
Germany	–	13,425,381	–	13,425,381
Hong Kong	–	21,076,984	–	21,076,984
Ireland	–	1,537,622	–	1,537,622
Japan	–	27,171,596	–	27,171,596
Luxembourg	–	1,331,033	–	1,331,033
Norway	–	1,045,268	–	1,045,268
Singapore	–	5,730,723	–	5,730,723
Spain	–	2,166,328	–	2,166,328
Sweden	–	7,764,822	–	7,764,822
United Kingdom	1,951,246	8,894,064	–	10,845,310
United States	124,156,764	–	–	124,156,764
Total Common Stock	134,101,678	101,181,556	–	235,283,234
Short-Term Investments	510,537	6,142,352	–	6,652,889
Total Investments, at fair value	$134,612,215	$107,323,908	$–	$241,936,123
Other Financial Instruments+
Forward Foreign Currency Contracts	–	51	–	51
Total Assets	$134,612,215	$107,323,959	$–	$241,936,174

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the following forward foreign currency contracts were outstanding for VY® Clarion Global Real Estate Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 15,763	JPY 1,741,312	Brown Brothers Harriman & Co.	04/01/19	$51
				$51

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $200,176,121.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$48,013,262
Gross Unrealized Depreciation	(6,255,537)

Net Unrealized Appreciation	$41,757,725

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Diversified REITs: 5.0%
75,674	Liberty Property Trust	$3,664,135	1.1
298,155	Store Capital Corp.	9,988,193	2.8
479,028	Vereit, Inc.	4,009,464	1.1
		17,661,792	5.0

	Health Care REITs: 11.3%
294,288	HCP, Inc.	9,211,214	2.6
413,970	Healthcare Trust of America, Inc.	11,835,402	3.3
140,501	Medical Properties Trust, Inc.	2,600,674	0.8
211,293	Welltower, Inc.	16,396,337	4.6
		40,043,627	11.3

	Hotel & Resort REITs: 6.7%
194,733	DiamondRock Hospitality Co.	2,108,958	0.6
410,879	Host Hotels & Resorts, Inc.	7,765,613	2.2
199,483	MGM Growth Properties LLC	6,433,327	1.8
136,515	Pebblebrook Hotel Trust	4,240,156	1.2
41,725	Ryman Hospitality Properties	3,431,464	0.9
		23,979,518	6.7

	Hotels, Resorts & Cruise Lines: 0.5%
20,905	Hilton Worldwide Holdings, Inc.	1,737,415	0.5

	Industrial REITs: 9.5%
97,193	Americold Realty Trust	2,965,359	0.9
266,290	Duke Realty Corp.	8,143,148	2.3
267,212	ProLogis, Inc.	19,225,903	5.4
110,626	STAG Industrial, Inc.	3,280,061	0.9
		33,614,471	9.5

	Office REITs: 14.9%
60,434	Alexandria Real Estate Equities, Inc.	8,615,471	2.4
192,562	Brandywine Realty Trust	3,054,033	0.8
252,057	Columbia Property Trust, Inc.	5,673,803	1.6
353,731	Cousins Properties, Inc.	3,417,042	1.0
132,226	Douglas Emmett, Inc.	5,344,575	1.5
294,881	Hudson Pacific Properties, Inc.	10,149,804	2.8
66,368	JBG SMITH Properties	2,744,317	0.8
249,248	Piedmont Office Realty Trust, Inc.	5,196,821	1.5
84,455	Tier REIT, Inc.	2,420,480	0.7
93,301	Vornado Realty Trust	6,292,219	1.8
		52,908,565	14.9

	Residential REITs: 18.0%
109,446	American Campus Communities, Inc.	5,207,441	1.5
84,377	AvalonBay Communities, Inc.	16,936,995	4.8
54,029	Camden Property Trust	5,483,943	1.5
236,016	Equity Residential	17,776,725	5.0
335,594	Invitation Homes, Inc.	8,165,002	2.3
61,587	NexPoint Residential Trust, Inc.	2,361,246	0.7
66,226	Sun Communities, Inc.	7,849,106	2.2
		63,780,458	18.0

	Retail REITs: 14.1%
391,347	Brixmor Property Group, Inc.	7,189,044	2.0
156,375	Brookfield Property REIT, Inc.	3,204,124	0.9
147,456	Regency Centers Corp.	9,951,805	2.8
319,708	Retail Properties of America, Inc.	3,897,241	1.1
89,714	Simon Property Group, Inc.	16,346,788	4.6
79,789	Spirit Realty Capital, Inc.	3,170,017	0.9
122,784	Taubman Centers, Inc.	6,492,818	1.8
		50,251,837	14.1

	Specialized REITs: 19.3%
101,499	CoreCivic, Inc.	1,974,155	0.6
14,200	Crown Castle International Corp.	1,817,600	0.5
350,865	CubeSmart	11,241,715	3.2
41,473	CyrusOne, Inc.	2,174,844	0.6
20,406	Digital Realty Trust, Inc.	2,428,314	0.7
50,317	Equinix, Inc.	22,801,652	6.4
108,600	Extra Space Storage, Inc.	11,067,426	3.1
110,870	Four Corners Property Trust, Inc.	3,281,752	0.9
72,227	QTS Realty Trust, Inc.	3,249,493	0.9
397,262	VICI Properties, Inc.	8,692,092	2.4
		68,729,043	19.3

	Total Common Stock (Cost $320,055,624)	352,706,726	99.3

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
2,139,765	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $2,139,765)	2,139,765	0.6

	Total Short-Term Investments (Cost $2,139,765)	2,139,765	0.6

	Total Investments in Securities (Cost $322,195,389)	$354,846,491	99.9
	Assets in Excess of Other Liabilities	499,096	0.1
	Net Assets	$355,345,587	100.0

(1)	Rate shown is the 7-day yield as of March 31, 2019.

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$352,706,726	$–	$–	$352,706,726
Short-Term Investments	2,139,765	–	–	2,139,765
Total Investments, at fair value	$354,846,491	$–	$–	$354,846,491

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $326,723,690.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$34,052,191
Gross Unrealized Depreciation	(5,929,390)

Net Unrealized Appreciation	$28,122,801

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 37.6%
		Basic Materials: 1.4%
2,000,000		DowDuPont, Inc., 4.493%, 11/15/2025	$2,133,914	0.5
2,200,000	(1),(2)	FMG Resources August 2006 Pty Ltd., 5.125%, 05/15/2024	2,202,750	0.6
1,200,000	(2)	Syngenta Finance NV, 4.441%, 04/24/2023	1,225,437	0.3
			5,562,101	1.4

		Communications: 6.3%
3,150,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/2023	3,213,000	0.8
1,000,000	(2)	CommScope, Inc., 5.500%, 06/15/2024	982,850	0.3
1,909,000		DISH DBS Corp., 5.000%, 03/15/2023	1,725,259	0.4
2,200,000		DISH DBS Corp., 5.875%, 11/15/2024	1,856,250	0.5
1,000,000		Netflix, Inc., 4.375%, 11/15/2026	982,500	0.2
1,500,000		Netflix, Inc., 4.875%, 04/15/2028	1,488,750	0.4
400,000	(2)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	416,000	0.1
2,500,000		Sprint Communications, Inc., 6.000%, 11/15/2022	2,525,750	0.6
500,000		Sprint Corp., 7.125%, 06/15/2024	508,750	0.1
500,000		Sprint Corp., 7.625%, 03/01/2026	508,750	0.1
4,700,000		Sprint Corp., 7.875%, 09/15/2023	4,946,750	1.3
1,000,000	(2)	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.152%, 09/20/2029	1,025,000	0.3
4,000,000	(2)	Univision Communications, Inc., 5.125%, 05/15/2023	3,820,000	1.0
600,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	610,500	0.2
			24,610,109	6.3

		Consumer, Cyclical: 1.9%
1,500,000		Ford Motor Co., 4.346%, 12/08/2026	1,394,780	0.4
1,400,000		General Motors Co., 5.150%, 04/01/2038	1,283,217	0.3
500,000	(2)	Golden Nugget, Inc., 6.750%, 10/15/2024	503,750	0.1
1,000,000	(2)	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/2023	990,000	0.3
1,000,000	(2)	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/2025	957,500	0.2
2,500,000	(2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	2,368,750	0.6
			7,497,997	1.9

		Consumer, Non-cyclical: 13.0%
1,300,000		Allergan Funding SCS, 3.800%, 03/15/2025	1,318,638	0.3
2,000,000		BAT Capital Corp., 3.557%, 08/15/2027	1,897,217	0.5
1,000,000	(2)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	1,025,000	0.3
2,400,000	(2)	Bausch Health Cos, Inc., 5.875%, 05/15/2023	2,433,000	0.6
1,300,000	(2)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	1,290,250	0.3
600,000	(2)	Bausch Health Cos, Inc., 6.500%, 03/15/2022	621,750	0.2
900,000	(2)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	954,450	0.2
1,250,000	(2)	Bayer US Finance II LLC, 4.250%, 12/15/2025	1,265,387	0.3
9,000,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	8,482,500	2.2
1,500,000	(2)	Cigna Corp., 3.750%, 07/15/2023	1,539,520	0.4
400,000		CVS Health Corp., 4.100%, 03/25/2025	411,277	0.1
600,000		CVS Health Corp., 4.300%, 03/25/2028	609,068	0.2
300,000		CVS Health Corp., 5.050%, 03/25/2048	302,836	0.1
2,000,000	(2)	Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.000%, 07/15/2023	1,550,000	0.4
2,000,000	(2)	Endo Finance LLC, 5.750%, 01/15/2022	1,907,500	0.5
2,000,000		HCA, Inc., 5.875%, 05/01/2023	2,137,500	0.5
2,200,000		HCA, Inc., 7.500%, 02/15/2022	2,431,660	0.6
1,000,000		Kraft Heinz Foods Co., 4.625%, 01/30/2029	1,030,576	0.3
1,000,000	(2)	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/2023	835,000	0.2

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,500,000	(1),(2)	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 08/01/2022	$3,307,500	0.8
1,400,000		Mylan NV, 3.950%, 06/15/2026	1,337,982	0.3
1,000,000	(2)	Post Holdings, Inc., 5.000%, 08/15/2026	976,250	0.3
500,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	503,775	0.1
3,000,000	(2)	Tenet Healthcare Corp., 6.250%, 02/01/2027	3,116,250	0.8
3,425,000	(1)	Tenet Healthcare Corp., 6.750%, 06/15/2023	3,540,594	0.9
4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	4,318,400	1.1
500,000		United Rentals North America, Inc., 4.875%, 01/15/2028	487,600	0.1
1,500,000		United Rentals North America, Inc., 5.750%, 11/15/2024	1,546,875	0.4
			51,178,355	13.0

		Energy: 6.3%
1,000,000		HighPoint Operating Corp., 7.000%, 10/15/2022	945,000	0.2
2,000,000		HighPoint Operating Corp., 8.750%, 06/15/2025	1,930,000	0.5
1,000,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/2021	982,500	0.3
2,000,000	(1)	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.625%, 01/15/2022	1,855,000	0.5
1,000,000	(1)	Chesapeake Energy Corp., 7.000%, 10/01/2024	1,001,250	0.3
2,000,000	(1)	Chesapeake Energy Corp., 8.000%, 01/15/2025	2,050,000	0.5
8,800,000	(2)	Chesapeake Energy Corp., 8.000%, 06/15/2027	8,712,000	2.2
1,500,000	(2)	Kinder Morgan, Inc./DE, 5.625%, 11/15/2023	1,645,175	0.4
1,500,000		Weatherford International Ltd. Bermuda, 5.125%, 09/15/2020	1,327,500	0.3
4,339,000	(1)	Weatherford International Ltd., 4.500%, 04/15/2022	3,058,995	0.8
1,600,000	(1)	Weatherford International Ltd., 8.250%, 06/15/2023	1,140,000	0.3
			24,647,420	6.3

		Financial: 6.2%
1,400,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	1,371,480	0.4
2,000,000	(3)	Bank of America Corp., 6.100%, 12/31/2199	2,118,110	0.5
1,700,000		Capital One Financial Corp., 4.200%, 10/29/2025	1,731,458	0.4
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,511,206	0.4
3,700,000	(3)	Citigroup, Inc., 6.300%, 12/31/2199	3,766,914	1.0
750,000		Equinix, Inc., 5.375%, 05/15/2027	787,500	0.2
1,200,000	(3)	Goldman Sachs Group, Inc./The, 3.272%, 09/29/2025	1,185,680	0.3
2,000,000	(3)	HSBC Holdings PLC, 4.292%, 09/12/2026	2,065,509	0.5
1,500,000		Iron Mountain, Inc., 5.750%, 08/15/2024	1,518,750	0.4
2,000,000	(3)	JPMorgan Chase & Co., 5.150%, 12/31/2199	2,016,850	0.5
2,000,000	(3)	JPMorgan Chase & Co., 5.000%, 12/31/2199	1,991,500	0.5
1,500,000	(3)	Morgan Stanley, 5.550%, 12/31/2199	1,526,707	0.4
1,500,000	(3)	Prudential Financial, Inc., 5.700%, 09/15/2048	1,520,288	0.4
1,300,000	(3)	Wells Fargo & Co., 5.900%, 12/31/2199	1,330,596	0.3
			24,442,548	6.2

		Industrial: 1.5%
1,500,000	(2)	BWAY Holding Co., 5.500%, 04/15/2024	1,494,825	0.4
1,700,000	(1),(2)	BWAY Holding Co., 7.250%, 04/15/2025	1,645,804	0.4
1,500,000	(2)	TransDigm, Inc., 6.250%, 03/15/2026	1,560,000	0.4
1,250,000		United Technologies Corp., 3.950%, 08/16/2025	1,300,244	0.3
			6,000,873	1.5

		Technology: 0.4%
1,400,000	(2)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	1,492,757	0.4
300,000	(2)	West Corp., 8.500%, 10/15/2025	259,500	0.0
			1,752,257	0.4

		Utilities: 0.6%
1,000,000		Calpine Corp., 5.375%, 01/15/2023	1,003,750	0.3

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Utilities: (continued)
	1,160,000		Calpine Corp., 5.500%, 02/01/2024	$1,157,100	0.3
				2,160,850	0.6

			Total Corporate Bonds/Notes
			(Cost $146,299,197)	147,852,510	37.6

CONVERTIBLE BONDS/NOTES: 1.7%
			Consumer, Non-cyclical: 0.6%
EUR	3,000,000	(1),(2)	Bayer Capital Corp. BV, 5.625%, 11/22/2019	2,402,800	0.6

			Energy: 1.1%
	5,500,000	(1)	Weatherford International Ltd., 5.875%, 07/01/2021	4,468,615	1.1

			Total Convertible Bonds/Notes
			(Cost $7,911,396)	6,871,415	1.7

U.S. TREASURY OBLIGATIONS: 10.5%
			U.S. Treasury Bonds: 1.2%
	4,500,000		3.000%, 02/15/2049	4,672,617	1.2

			U.S. Treasury Notes: 9.3%
	1,000,000		1.000%, 06/30/2019	996,328	0.3
	8,000,000		2.250%, 03/31/2020	7,988,594	2.0
	10,000,000		2.375%, 03/15/2021	10,019,922	2.5
	5,000,000		2.500%, 05/31/2020	5,007,422	1.3
	5,000,000		2.500%, 06/30/2020	5,007,617	1.3
	2,500,000		2.750%, 04/30/2023	2,550,684	0.6
	2,500,000		2.750%, 05/31/2023	2,551,904	0.6
	2,500,000		2.875%, 05/31/2025	2,583,154	0.7
				36,705,625	9.3

			Total U.S. Treasury Obligations
			(Cost $41,068,066)	41,378,242	10.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: 47.4%
		Communication Services: 2.5%
1,560	(4)	Alphabet, Inc. - Class A	1,835,949	0.5
40,000		BCE, Inc.	1,776,181	0.4
47,700		Comcast Corp. – Class A	1,907,046	0.5
70,000		Verizon Communications, Inc.	4,139,100	1.1
			9,658,276	2.5

		Consumer Discretionary: 4.2%
590	(4)	Amazon.com, Inc.	1,050,643	0.3
40,000		Daimler AG	2,347,342	0.6
402,154		Ford Motor Co.	3,530,912	0.9
105,000		General Motors Co.	3,895,500	1.0
69,985		Target Corp.	5,616,996	1.4
			16,441,393	4.2

		Consumer Staples: 3.9%
31,000	(1)	Anheuser-Busch InBev NV ADR	2,603,070	0.7
67,400		Coca-Cola Co.	3,158,364	0.8
30,000		PepsiCo, Inc.	3,676,500	0.9
27,000		Philip Morris International, Inc.	2,386,530	0.6
32,000		Procter & Gamble Co.	3,329,600	0.9
			15,154,064	3.9

		Energy: 6.4%
60,000		Baker Hughes a GE Co.	1,663,200	0.4
40,000		BP PLC ADR	1,748,800	0.5
35,000		Chevron Corp.	4,311,300	1.1
44,500		Exxon Mobil Corp.	3,595,600	0.9
69,935		Halliburton Co.	2,049,095	0.5
35,000		Occidental Petroleum Corp.	2,317,000	0.6
75,000		Royal Dutch Shell PLC - Class A ADR	4,694,250	1.2
30,000		Schlumberger Ltd.	1,307,100	0.3
30,000		TransCanada Corp.	1,348,200	0.3
75,000		Williams Cos., Inc.	2,154,000	0.6
			25,188,545	6.4

		Financials: 5.4%
110,000		Bank of America Corp.	3,034,900	0.8
800,000		Barclays PLC	1,611,424	0.4
45,000		JPMorgan Chase & Co.	4,555,350	1.1
72,908		Metlife, Inc.	3,103,694	0.8
25,000		Morgan Stanley	1,055,000	0.3
165,000		Wells Fargo & Co.	7,972,800	2.0
			21,333,168	5.4

		Health Care: 5.6%
65,000		AstraZeneca PLC	5,188,420	1.3
20,000		Bristol-Myers Squibb Co.	954,200	0.2
30,000		Johnson & Johnson	4,193,700	1.1
17,000		Medtronic PLC	1,548,360	0.4
65,000		Merck & Co., Inc.	5,406,050	1.4
109,300		Pfizer, Inc.	4,641,971	1.2
			21,932,701	5.6

		Industrials: 1.8%
10,000		3M Co.	2,077,800	0.5
30,323	(1),(4)	Ceva Logistics AG	912,050	0.2
15,000		Cummins, Inc.	2,368,050	0.6
10,000		FedEx Corp.	1,814,100	0.5
			7,172,000	1.8

		Information Technology: 6.9%
13,000		Analog Devices, Inc.	1,368,510	0.4
41,292		Apple, Inc.	7,843,415	2.0
21,000		Applied Materials, Inc.	832,860	0.2
67,500		Intel Corp.	3,624,750	0.9
8,500		International Business Machines Corp.	1,199,350	0.3
5,000		Lam Research Corp.	895,050	0.2
11,500		Microchip Technology, Inc.	954,040	0.2
48,900		Microsoft Corp.	5,767,266	1.5

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
44,000		Texas Instruments, Inc.	$4,667,080	1.2
			27,152,321	6.9

		Materials: 3.4%
60,000		BASF SE	4,424,830	1.1
79,400		DowDuPont, Inc.	4,232,814	1.1
80,000		Rio Tinto PLC ADR	4,708,000	1.2
			13,365,644	3.4

		Real Estate: 0.6%
130,000		Host Hotels & Resorts, Inc.	2,457,000	0.6

		Utilities: 6.7%
88,048		Dominion Energy, Inc.	6,749,760	1.7
42,965		Duke Energy Corp.	3,866,850	1.0
52,000		Sempra Energy	6,544,720	1.7
149,000		Southern Co.	7,700,320	1.9
28,000		Xcel Energy, Inc.	1,573,880	0.4
			26,435,530	6.7

	Total Common Stock
	(Cost $163,107,451)		186,290,642	47.4

PREFERRED STOCK: 0.8%
		Financials: 0.8%
50	(4),(5)	Fannie Mae	1,525,000	0.4
60,000	(4),(5)	JPMorgan Chase & Co.	1,588,200	0.4

	Total Preferred Stock
	(Cost $5,600,000)		3,113,200	0.8

	Total Long-Term Investments
	(Cost $363,986,110)		385,506,009	98.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
		U.S. Government Agency Obligations: 0.9%
3,360,000	(6)	Federal Home Loan Bank Discount Notes, 0.000%, 04/01/2019
		(Cost $3,360,000)	3,360,000	0.9

		Securities Lending Collateral(7): 3.4%
3,210,600		Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $3,211,305, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $3,275,541, due 12/01/33-02/01/49)	3,210,600	0.8
3,210,600		Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $3,211,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,274,812, due 04/02/19-10/20/68)	3,210,600	0.8
3,210,600		Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $3,211,305, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $3,274,837, due 04/03/19-07/15/36)	3,210,600	0.8
674,763		Mizuho Securities USA LLC, Repurchase Agreement dated 03/29/19, 2.57%, due 04/01/19 (Repurchase Amount $674,906, collateralized by various U.S. Government Securities, 0.875%-2.875%, Market Value plus accrued interest $688,259, due 12/31/20-05/15/43)	674,763	0.2
3,210,600		MUFG Securities America Inc., Repurchase Agreement dated 03/29/19, 2.63%, due 04/01/19 (Repurchase Amount $3,211,294, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $3,274,812, due 01/01/29-01/01/49)	3,210,600	0.8
			13,517,163	3.4

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
541,273	(8) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $541,273)	$541,273	0.1

	Total Short-Term Investments
	(Cost $17,418,436)	17,418,436	4.4

	Total Investments in Securities (Cost $381,404,546)	$402,924,445	102.4
	Liabilities in Excess of Other Assets	(9,515,162)	(2.4)
	Net Assets	$393,409,283	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2019.
(4)	Non-income producing security.
(5)	Preferred Stock may be called prior to convertible date.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2019.
(7)	Represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of March 31, 2019.

EUR	EU Euro

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$9,658,276	$–	$–	$9,658,276
Consumer Discretionary	14,094,051	2,347,342	–	16,441,393
Consumer Staples	15,154,064	–	–	15,154,064
Energy	25,188,545	–	–	25,188,545
Financials	19,721,744	1,611,424	–	21,333,168
Health Care	16,744,281	5,188,420	–	21,932,701
Industrials	7,172,000	–	–	7,172,000
Information Technology	27,152,321	–	–	27,152,321
Materials	8,940,814	4,424,830	–	13,365,644
Real Estate	2,457,000	–	–	2,457,000
Utilities	26,435,530	–	–	26,435,530
Total Common Stock	172,718,626	13,572,016	–	186,290,642
Preferred Stock	1,588,200	1,525,000	–	3,113,200
Corporate Bonds/Notes	–	147,852,510	–	147,852,510
Convertible Bonds/Notes	–	6,871,415	–	6,871,415
U.S. Treasury Obligations	–	41,378,242	–	41,378,242

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Short-Term Investments	$541,273	$16,877,163	$–	$17,418,436
Total Investments, at fair value	$174,848,099	$228,076,346	$–	$402,924,445

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $381,203,511.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$39,133,246
Gross Unrealized Depreciation	(17,420,558)

Net Unrealized Appreciation	$21,712,688

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.5%
		Communication Services: 3.6%
75,195		CBS Corp. - Class B	$3,574,019	0.8
23,663	(1)	Charter Communications, Inc.	8,208,931	1.8
114,804		Comcast Corp. – Class A	4,589,864	1.0
			16,372,814	3.6

		Consumer Discretionary: 7.7%
105,878	(1)	Capri Holdings Ltd.	4,843,918	1.1
175,922		Carnival Corp.	8,922,764	1.9
154,147		eBay, Inc.	5,725,020	1.2
304,219		General Motors Co.	11,286,525	2.5
1,515,056		Kingfisher PLC	4,646,270	1.0
			35,424,497	7.7

		Consumer Staples: 6.1%
211,423		Mondelez International, Inc.	10,554,236	2.3
129,624		Philip Morris International, Inc.	11,457,465	2.5
165,572	(1)	US Foods Holding Corp.	5,780,119	1.3
			27,791,820	6.1

		Energy: 13.8%
106,246		Anadarko Petroleum Corp.	4,832,068	1.1
1,124,908		BP PLC	8,168,535	1.8
188,897		Canadian Natural Resources Ltd.	5,186,239	1.1
281,164		Devon Energy Corp.	8,873,536	2.0
381,687		Marathon Oil Corp.	6,377,990	1.4
139,381		Occidental Petroleum Corp.	9,227,022	2.0
340,177		Royal Dutch Shell PLC - Class A	10,690,430	2.3
77,105		Schlumberger Ltd.	3,359,465	0.7
260,814		TechnipFMC PLC	6,134,345	1.4
			62,849,630	13.8

		Financials: 26.4%
267,916		American International Group, Inc.	11,536,463	2.5
155,213		AXA Equitable Holdings, Inc.	3,125,990	0.7
642,144		Bank of America Corp.	17,716,753	3.9
331,389		Citigroup, Inc.	20,619,024	4.5
274,072		Citizens Financial Group, Inc.	8,907,340	2.0
186,735		First Horizon National Corp.	2,610,555	0.6
35,783		Goldman Sachs Group, Inc.	6,869,978	1.5
122,943		JPMorgan Chase & Co.	12,445,520	2.7
251,957		Morgan Stanley	10,632,585	2.3
37,803		PNC Financial Services Group, Inc.	4,636,916	1.0
81,894		State Street Corp.	5,389,444	1.2
182,940		Wells Fargo & Co.	8,839,661	1.9
40,749		Willis Towers Watson PLC	7,157,562	1.6
			120,487,791	26.4

		Health Care: 16.2%
17,445		Anthem, Inc.	5,006,366	1.1
124,157		Bristol-Myers Squibb Co.	5,923,531	1.3
40,916	(1)	Celgene Corp.	3,860,015	0.8
116,630		CVS Health Corp.	6,289,856	1.4
103,602		Johnson & Johnson	14,482,524	3.2
50,833		McKesson Corp.	5,950,511	1.3
53,243		Medtronic PLC	4,849,372	1.1
67,217		Merck & Co., Inc.	5,590,438	1.2
100,875		Novartis AG	9,696,058	2.1
60,764		Sanofi	5,373,031	1.2
53,660		Zimmer Biomet Holdings, Inc.	6,852,382	1.5
			73,874,084	16.2

		Industrials: 6.2%
79,639		CSX Corp.	5,958,590	1.3
50,773		General Dynamics Corp.	8,594,854	1.9
51,838		Ingersoll-Rand PLC - Class A	5,595,912	1.2
219,598		Johnson Controls International plc	8,111,950	1.8
			28,261,306	6.2

		Information Technology: 10.7%
29,242		Apple, Inc.	5,554,518	1.2
208,378		Cisco Systems, Inc.	11,250,328	2.5
83,378		Cognizant Technology Solutions Corp.	6,040,736	1.3
202,717		Intel Corp.	10,885,903	2.4
24,661		Juniper Networks, Inc.	652,777	0.1
201,919		Oracle Corp.	10,845,069	2.4
68,204		Qualcomm, Inc.	3,889,674	0.8
			49,119,005	10.7

		Materials: 2.7%
122,364		DowDuPont, Inc.	6,523,225	1.4
118,709		Mosaic Co.	3,241,943	0.7
53,343		Nutrien Ltd.	2,814,376	0.6
			12,579,544	2.7

		Utilities: 1.1%
26,711		Duke Energy Corp.	2,403,990	0.5
61,370		FirstEnergy Corp.	2,553,606	0.6
			4,957,596	1.1

	Total Common Stock
	(Cost $372,493,432)		431,718,087	94.5

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.2%
	Mutual Funds: 5.2%
23,902,877	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $23,902,877)	$23,902,877	5.2

	Total Short-Term Investments
	(Cost $23,902,877)	23,902,877	5.2

	Total Investments in Securities (Cost $396,396,309)	$455,620,964	99.7
	Assets in Excess of Other Liabilities	1,314,025	0.3
	Net Assets	$456,934,989	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$16,372,814	$–	$–	$16,372,814
Consumer Discretionary	30,778,227	4,646,270	–	35,424,497
Consumer Staples	27,791,820	–	–	27,791,820
Energy	43,990,665	18,858,965	–	62,849,630
Financials	120,487,791	–	–	120,487,791
Health Care	58,804,995	15,069,089	–	73,874,084
Industrials	28,261,306	–	–	28,261,306
Information Technology	49,119,005	–	–	49,119,005
Materials	12,579,544	–	–	12,579,544
Utilities	4,957,596	–	–	4,957,596
Total Common Stock	393,143,763	38,574,324	–	431,718,087
Short-Term Investments	23,902,877	–	–	23,902,877
Total Investments, at fair value	$417,046,640	$38,574,324	$–	$455,620,964
Other Financial Instruments+
Forward Foreign Currency Contracts	–	338,580	–	338,580
Total Assets	$417,046,640	$38,912,904	$–	$455,959,544
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(18,854)	$–	$(18,854)
Total Liabilities	$–	$(18,854)	$–	$(18,854)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 102,004	USD 75,954	State Street Bank and Trust Co.	05/03/19	$437
CAD 111,921	USD 83,661	State Street Bank and Trust Co.	05/03/19	156
USD 2,016,180	EUR 1,776,683	State Street Bank and Trust Co.	05/03/19	17,955
USD 3,551,204	CHF 3,514,630	State Street Bank and Trust Co.	05/03/19	11,054
USD 1,959,236	CAD 2,629,099	State Street Bank and Trust Co.	05/03/19	(9,689)
USD 33,171	CHF 32,816	State Street Bank and Trust Co.	05/03/19	117
USD 8,849,706	GBP 6,677,285	State Street Bank and Trust Co.	05/03/19	139,223
USD 96,255	CAD 128,922	State Street Bank and Trust Co.	05/03/19	(295)
USD 97,583	CHF 96,840	State Street Bank and Trust Co.	05/03/19	40
USD 2,033,898	EUR 1,792,138	The Bank of New York Mellon	05/03/19	18,291
USD 3,529,358	CHF 3,491,612	The Bank of New York Mellon	05/03/19	12,394
USD 8,852,600	GBP 6,679,741	The Bank of New York Mellon	05/03/19	138,913
USD 1,949,966	CAD 2,615,626	The Bank of New York Mellon	05/03/19	(8,870)
				$319,726

Currency Abbreviations
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $398,703,992.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$79,661,339
Gross Unrealized Depreciation	(21,989,282)

Net Unrealized Appreciation	$57,672,057

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Argentina: 2.0%
19,160	(1)	MercadoLibre, Inc.	$9,728,107	2.0

		Australia: 0.4%
385,096		Oil Search Ltd.	2,142,578	0.4

		Brazil: 5.7%
1,472,645		AMBEV SA ADR	6,332,374	1.3
825,420		B3 SA - Brasil Bolsa Balcao	6,720,827	1.3
1,818,303		Kroton Educacional SA	4,866,951	1.0
512,667		Lojas Renner SA	5,701,028	1.1
149,620		Raia Drogasil SA	2,485,037	0.5
151,510		Ultrapar Participacoes SA	1,811,766	0.4
101,536		Weg S.A.	466,790	0.1
			28,384,773	5.7

		China: 30.8%
150,852	(1)	Alibaba Group Holding Ltd. ADR	27,522,947	5.6
32,410	(1)	Baidu, Inc. ADR	5,342,788	1.1
975,262		Hangzhou Robam Appliances Co. Ltd. - A Shares	4,666,058	1.0
1,053,559		Han's Laser Technology Industry Group Co. Ltd. - A Shares	6,601,319	1.3
167,920		Huazhu Group Ltd. ADR	7,076,149	1.4
290,800		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares	1,256,028	0.3
1,276,484		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares	5,513,412	1.1
148,460	(1)	JD.com, Inc. ADR	4,476,069	0.9
52,500		Kweichow Moutai Co. Ltd. - A Shares	6,658,626	1.4
307,377	(1),(2)	Meituan Dianping- Class B	2,077,550	0.4
979,700		Midea Group Co. Ltd. - A Shares	7,101,384	1.4
86,240	(1)	New Oriental Education & Technology Group, Inc. ADR	7,769,362	1.6
2,080,000		Ping An Insurance Group Co. of China Ltd. - H Shares	23,417,095	4.7
469,000		Shenzhou International Group Holdings Ltd.	6,301,116	1.3
646,900		Tencent Holdings Ltd.	29,749,506	6.0
147,430		Yum China Holdings, Inc.	6,621,081	1.3
			152,150,490	30.8

		Egypt: 0.8%
1,011,037		Commercial International Bank Egypt SAE REG GDR	3,931,273	0.8

		Hong Kong: 7.4%
2,830,200		AIA Group Ltd.	28,301,350	5.7
34,500		Jardine Matheson Holdings Ltd.	2,153,822	0.4
911,000		Techtronic Industries Co., Ltd.	6,135,267	1.3
			36,590,439	7.4

		Hungary: 0.7%
83,100	(1)	OTP Bank Nyrt	3,663,534	0.7

		India: 17.7%
177,470		Asian Paints Ltd.	3,821,079	0.8
183,620		HDFC Bank Ltd. ADR	21,283,394	4.3
85,320		HDFC Bank Ltd. - Foreign Premium	2,862,825	0.6
1,028,160	(3)	HDFC Standard Life Insurance Co. Ltd.	5,616,708	1.1
811,975		Housing Development Finance Corp.	23,062,475	4.6
268,348		IndusInd Bank Ltd.	6,894,808	1.4
1,239,820		ITC Ltd.	5,317,649	1.1
329,530		Kotak Mahindra Bank Ltd.	6,349,264	1.3
278,192		Tata Consultancy Services Ltd.	8,040,329	1.6
75,160		Ultratech Cement Ltd.	4,339,978	0.9
			87,588,509	17.7

		Indonesia: 2.2%
3,328,900		Bank Central Asia Tbk PT	6,495,961	1.3
14,490,000		Bank Rakyat Indonesia	4,207,323	0.9
			10,703,284	2.2

		Macau: 1.3%
1,245,200		Sands China Ltd.	6,267,029	1.3

		Mexico: 3.3%
63,450		Fomento Economico Mexicano SAB de CV ADR	5,855,166	1.2
1,334,970		Grupo Financiero Banorte	7,252,487	1.5
766,610		Infraestructura Energetica Nova SAB de CV	3,080,619	0.6
			16,188,272	3.3

		Panama: 0.8%
49,130		Copa Holdings S.A.- Class A	3,960,369	0.8

		Peru: 1.1%
23,268		Credicorp Ltd.	5,583,157	1.1

		Portugal: 0.8%
264,420		Jeronimo Martins SGPS SA	3,904,275	0.8

		Russia: 3.1%
4,626,196	(1)	Sberbank of Russia PJSC	15,111,885	3.1

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa: 4.3%
532,778	(2) Bid Corp. Ltd.	$11,013,174	2.2
34,301	Capitec Bank Holdings Ltd.	3,209,287	0.7
168,460	Mr Price Group Ltd.	2,212,757	0.4
925,911	Sanlam Ltd.	4,752,136	1.0
		21,187,354	4.3

	South Korea: 5.9%
32,150	NAVER Corp.	3,518,571	0.7
11,770	NCSoft Corp.	5,145,668	1.1
514,290	Samsung Electronics Co., Ltd.	20,285,105	4.1
		28,949,344	5.9

	Spain: 0.5%
442,600	Prosegur Cia de Seguridad SA	2,399,027	0.5

	Taiwan: 6.6%
35,000	Largan Precision Co. Ltd.	5,249,438	1.0
501,000	President Chain Store Corp.	4,938,845	1.0
1,103,223	Taiwan Semiconductor Manufacturing Co., Ltd.	8,835,778	1.8
336,281	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,774,070	2.8
		32,798,131	6.6

	Turkey: 0.4%
216,750	Ford Otomotiv Sanayi AS	1,900,548	0.4

	United States: 1.7%
48,300	(1) EPAM Systems, Inc.	8,168,979	1.7

	Total Common Stock
	(Cost $343,101,993)	481,301,357	97.5

PREFERRED STOCK: 1.4%
	Brazil: 1.4%
783,357	Itau Unibanco Holding S.A.	6,844,507	1.4

	Total Preferred Stock
	(Cost $4,629,177)	6,844,507	1.4

PARTICIPATORY NOTES: 0.3%
	Saudi Arabia: 0.3%
102,280	Almarai Co., 07/11/19 (Issuer: Citigroup Global Markets)	1,502,694	0.3

	Total Participatory Notes
	(Cost $1,835,697)	1,502,694	0.3

	Total Long-Term Investments
	(Cost $349,566,867)	489,648,558	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateral(4): 2.4%
2,826,107	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $2,826,727, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $2,883,271, due 12/01/33-02/01/49)	2,826,107	0.6
2,826,107	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $2,826,723, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,882,629, due 04/02/19-10/20/68)	2,826,107	0.5
2,826,107	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $2,826,727, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $2,882,651, due 04/03/19-07/15/36)	2,826,107	0.6
594,076	Mizuho Securities USA LLC, Repurchase Agreement dated 03/29/19, 2.57%, due 04/01/19 (Repurchase Amount $594,201, collateralized by various U.S. Government Securities, 0.875%-2.875%, Market Value plus accrued interest $605,958, due 12/31/20-05/15/43)	594,076	0.1

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
2,826,107	MUFG Securities America Inc., Repurchase Agreement dated 03/29/19, 2.63%, due 04/01/19 (Repurchase Amount $2,826,718, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $2,882,629, due 01/01/29-01/01/49)	$2,826,107	0.6
		11,898,504	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
3,935,858	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $3,935,858)	3,935,858	0.8

	Total Short-Term Investments
	(Cost $15,834,362)	15,834,362	3.2

	Total Investments in Securities (Cost $365,401,229)	$505,482,920	102.4
	Liabilities in Excess of Other Assets	(11,615,611)	(2.4)
	Net Assets	$493,867,309	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	37.6%
Consumer Discretionary	22.4
Information Technology	13.0
Consumer Staples	11.1
Communication Services	8.9
Industrials	3.2
Materials	1.6
Energy	0.8
Utilities	0.6
Short-Term Investments	3.2%
Liabilities in Excess of Other Assets	(2.4)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Argentina	$9,728,107	$–	$–	$9,728,107
Australia	–	2,142,578	–	2,142,578
Brazil	28,384,773	–	–	28,384,773
China	58,808,396	93,342,094	–	152,150,490
Egypt	–	3,931,273	–	3,931,273
Hong Kong	–	36,590,439	–	36,590,439
Hungary	–	3,663,534	–	3,663,534
India	21,283,394	66,305,115	–	87,588,509
Indonesia	–	10,703,284	–	10,703,284
Macau	–	6,267,029	–	6,267,029
Mexico	16,188,272	–	–	16,188,272
Panama	3,960,369	–	–	3,960,369
Peru	5,583,157	–	–	5,583,157
Portugal	–	3,904,275	–	3,904,275
Russia	–	15,111,885	–	15,111,885
South Africa	3,209,287	17,978,067	–	21,187,354
South Korea	–	28,949,344	–	28,949,344
Spain	–	2,399,027	–	2,399,027
Taiwan	13,774,070	19,024,061	–	32,798,131
Turkey	–	1,900,548	–	1,900,548
United States	8,168,979	–	–	8,168,979
Total Common Stock	169,088,804	312,212,553	–	481,301,357
Preferred Stock	6,844,507	–	–	6,844,507
Participatory Notes	–	1,502,694	–	1,502,694
Short-Term Investments	3,935,858	11,898,504	–	15,834,362
Total Investments, at fair value	$179,869,169	$325,613,751	$–	$505,482,920

(1)	For the period ended March 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2019, securities valued at $3,433,483 and $2,658,110 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $368,057,756.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$155,057,554
Gross Unrealized Depreciation	(16,087,792)

Net Unrealized Appreciation	$138,969,762

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 2.4%
10,862		Beasley Broadcast Group, Inc.	$43,231	0.0
130,110		Cinemark Holdings, Inc.	5,203,099	0.7
266,385		Entravision Communications Corp.	863,087	0.1
96,147		EW Scripps Co.	2,019,087	0.3
36,419	(1)	Fluent, Inc.	204,675	0.0
136,700		Gannett Co., Inc.	1,440,818	0.2
55,000	(1)	Gray Television, Inc.	1,174,800	0.2
100,200	(1)	Liberty Latin America Ltd. - Class A	1,937,868	0.3
44,100	(1)	MDC Partners, Inc.	99,225	0.0
12,300		Meredith Corp.	679,698	0.1
3,300		Nexstar Media Group, Inc.	357,621	0.0
44,500	(1)	Ooma, Inc.	589,180	0.1
73,100		Sinclair Broadcast Group, Inc.	2,812,888	0.4
23,900		TEGNA, Inc.	336,990	0.0
			17,762,267	2.4

		Consumer Discretionary: 9.9%
158,264		Acushnet Holdings Corp.	3,662,229	0.5
121,600	(1)	American Axle & Manufacturing Holdings, Inc.	1,740,096	0.2
11,500	(1)	American Public Education, Inc.	346,380	0.1
151,100	(1)	Barnes & Noble Education, Inc.	634,620	0.1
7,600		Bassett Furniture Industries, Inc.	124,716	0.0
53,300		Bloomin Brands, Inc.	1,089,985	0.2
35,000		Boyd Gaming Corp.	957,600	0.1
93,531		Brunswick Corp.	4,707,415	0.6
39,700		Caleres, Inc.	980,193	0.1
33,568		Carter's, Inc.	3,383,319	0.5
14,000	(1),(2)	Conn's, Inc.	320,040	0.0
80,600		Core-Mark Holding Co., Inc.	2,992,678	0.4
15,400	(1)	CROCS, Inc.	396,550	0.1
43,300		Dana, Inc.	768,142	0.1
17,500	(1)	Deckers Outdoor Corp.	2,572,325	0.4
29,700		DSW, Inc.	659,934	0.1
41,051	(2)	GameStop Corp.	417,078	0.1
116,400	(1)	Groupon, Inc.	413,220	0.1
25,725	(1)	GrubHub, Inc.	1,787,116	0.2
5,000		Hamilton Beach Brands Holding Co.	107,300	0.0
27,600	(1)	Helen of Troy Ltd.	3,200,496	0.4
20,400	(1)	Hibbett Sports, Inc.	465,324	0.1
12,900		Hooker Furniture Corp.	371,907	0.1
59,500	(1)	K12, Inc.	2,030,735	0.3
47,400		KB Home	1,145,658	0.2
50,716		LCI Industries	3,896,003	0.5
92,800	(1)	Liberty Expedia Holdings, Inc.	3,971,840	0.5
19,500		Lifetime Brands, Inc.	184,275	0.0
19,890	(1)	Malibu Boats, Inc.	787,246	0.1
10,500		Marriott Vacations Worldwide Corp.	981,750	0.1
7,800	(1)	Modine Manufacturing Co.	108,186	0.0
31,968	(1)	Monarch Casino & Resort, Inc.	1,404,035	0.2
1,126,564		Office Depot, Inc.	4,089,427	0.6
16,992	(1)	Penn National Gaming, Inc.	341,539	0.1
61,072		Pool Corp.	10,075,048	1.4
2,300	(1)	Red Robin Gourmet Burgers, Inc.	66,263	0.0
126,700	(1)	Rent-A-Center, Inc.	2,644,229	0.4
68,771	(1)	ServiceMaster Global Holdings, Inc.	3,211,606	0.4
6,100		Signet Jewelers Ltd.	165,676	0.0
2,300	(1)	Stoneridge, Inc.	66,378	0.0
123,200	(1)	Taylor Morrison Home Corp.	2,186,800	0.3
73,200		Tenneco, Inc.	1,622,112	0.2
3,000		Texas Roadhouse, Inc.	186,570	0.0
7,200		Tower International, Inc.	151,416	0.0
41,300	(1)	Zumiez, Inc.	1,027,957	0.1
			72,443,412	9.9

		Consumer Staples: 3.2%
124,385	(1)	BJ's Wholesale Club Holdings, Inc.	3,408,149	0.5
24,700	(1)	Central Garden & Pet Co. - Class A	574,275	0.1
7,916		Coca-Cola Consolidated, Inc.	2,278,462	0.3
142,912		Cott Corp.	2,087,944	0.3
272,162	(1)	Performance Food Group Co.	10,788,502	1.5
40,300	(1)	Pilgrim's Pride Corp.	898,287	0.1
215,400	(1)	Rite Aid Corp.	136,779	0.0
4,900		Sanderson Farms, Inc.	646,016	0.1
45,120		SpartanNash Co.	716,055	0.1
3,500	(1)	TreeHouse Foods, Inc.	225,925	0.0
15,800	(1)	US Foods Holding Corp.	551,578	0.1
9,300	(1)	USANA Health Sciences, Inc.	779,991	0.1
			23,091,963	3.2

		Energy: 3.1%
185,000	(1)	Abraxas Petroleum Corp.	231,250	0.0
8,700		Arch Coal, Inc.	794,049	0.1
10,400	(1)	CONSOL Energy, Inc.	355,888	0.0
48,379		Core Laboratories NV	3,334,764	0.5
29,600		CVR Energy, Inc.	1,219,520	0.2
77,400		Delek US Holdings, Inc.	2,818,908	0.4
409,800	(1)	Denbury Resources, Inc.	840,090	0.1
37,000	(1)	Exterran Corp.	623,450	0.1
135,900	(1)	FTS International, Inc.	1,359,000	0.2
37,000	(1)	Matrix Service Co.	724,460	0.1
46,200	(1)	Midstates Petroleum Co., Inc.	451,374	0.1
29,000	(1)	Nine Energy Service, Inc.	656,850	0.1
336,254		Patterson-UTI Energy, Inc.	4,714,281	0.6

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
29,000		Peabody Energy Corp.	$821,570	0.1
29,900	(1)	ProPetro Holding Corp.	673,946	0.1
50,500	(1)	Renewable Energy Group, Inc.	1,108,980	0.2
700	(1)	REX American Resources Corp.	56,427	0.0
30,700	(1)	RigNet, Inc.	299,939	0.0
181,800	(1)	W&T Offshore, Inc.	1,254,420	0.2
			22,339,166	3.1

		Financials: 16.6%
14,900		AG Mortgage Investment Trust, Inc.	250,916	0.0
58,700		American Equity Investment Life Holding Co.	1,586,074	0.2
131,949		Associated Banc-Corp.	2,817,111	0.4
68,900	(1)	Bancorp, Inc.	556,712	0.1
6,100		BankFinancial Corp.	90,707	0.0
106,248		BankUnited, Inc.	3,548,683	0.5
28,450		BGC Partners, Inc.	151,070	0.0
78,900	(1)	Blucora, Inc.	2,633,682	0.4
87,965		BrightSphere Investment Group PLC	1,192,805	0.2
17,000		OceanFirst Financial Corp.	409,020	0.1
16,100	(1)	BSB Bancorp, Inc./MA	528,724	0.1
155,383		Cadence BanCorp	2,882,355	0.4
11,600		Cathay General Bancorp.	393,356	0.1
4,400		Central Valley Community Bancorp	86,020	0.0
12,600		CNO Financial Group, Inc.	203,868	0.0
56,686		Commerce Bancshares, Inc.	3,291,189	0.5
2,047		Community Trust Bancorp, Inc.	84,050	0.0
34,700		ConnectOne Bancorp, Inc.	683,590	0.1
9,000	(1)	Cowen, Inc.	130,410	0.0
39,601		Cullen/Frost Bankers, Inc.	3,844,069	0.5
63,500	(1)	Customers Bancorp, Inc.	1,162,685	0.2
5,122		East West Bancorp, Inc.	245,702	0.0
66,849		Eaton Vance Corp.	2,694,683	0.4
16,900	(1)	Enova International, Inc.	385,658	0.1
2,200		Enterprise Financial Services Corp.	89,694	0.0
22,000	(1)	Essent Group Ltd.	955,900	0.1
14,110		Factset Research Systems, Inc.	3,503,090	0.5
42,400		Federated Investors, Inc.	1,242,744	0.2
15,700		FedNat Holding Co.	251,828	0.0
20,403		Fidelity Southern Corp.	558,838	0.1
26,200		Financial Institutions, Inc.	712,116	0.1
16,400		First American Financial Corp.	844,600	0.1
375,600		First BanCorp. Puerto Rico	4,304,376	0.6
6,700		First Business Financial Services, Inc.	134,134	0.0
8,100		First Community Bancshares, Inc.	268,434	0.0
145,202		First Financial Bancorp.	3,493,560	0.5
147,811		First Hawaiian, Inc.	3,850,477	0.5
248,931		First Horizon National Corp.	3,480,055	0.5
15,000		First Merchants Corp.	552,750	0.1
58,902	(1)	Focus Financial Partners, Inc.	2,099,267	0.3
10,394		Great Western Bancorp, Inc.	328,346	0.1
55,200		Hancock Whitney Corp.	2,230,080	0.3
48,550		Hanmi Financial Corp.	1,032,659	0.1
4,700		HCI Group, Inc.	200,831	0.0
5,400		Heritage Insurance Holdings, Inc.	78,840	0.0
13,500	(1)	HomeStreet, Inc.	355,725	0.1
11,700		Houlihan Lokey, Inc.	536,445	0.1
58,628		Iberiabank Corp.	4,204,214	0.6
1,000	(1)	Intl. FCStone, Inc.	38,760	0.0
328,900		Investors Bancorp, Inc.	3,897,465	0.5
47,670		Kinsale Capital Group, Inc.	3,268,732	0.5
85,374		Lazard Ltd.	3,085,416	0.4
4,200		Marlin Business Services Corp.	90,300	0.0
87,700	(1)	MGIC Investment Corp.	1,156,763	0.2
57,509		Moelis & Co.	2,392,949	0.3
24,349		Morningstar, Inc.	3,067,731	0.4
7,900		National General Holdings Corp.	187,467	0.0
4,513		NBT Bancorp., Inc.	162,513	0.0
5,700		Northeast Bancorp	117,876	0.0
12,200		Oppenheimer Holdings, Inc.	317,444	0.1
7,000	(1)	Pacific Mercantile Bancorp	53,340	0.0
82,200		Pacific Premier Bancorp, Inc.	2,180,766	0.3
35,225		PacWest Bancorp	1,324,812	0.2
12,600		PennyMac Financial Services, Inc.	280,224	0.0
61,800		Popular, Inc.	3,221,634	0.4
3,612		Premier Financial Bancorp, Inc.	56,745	0.0
41,908		ProAssurance Corp.	1,450,436	0.2
9,700		Pzena Investment Management, Inc.	78,473	0.0
88,600		Radian Group, Inc.	1,837,564	0.3
62,300		Redwood Trust, Inc.	1,006,145	0.1
54,894		RLI Corp.	3,938,645	0.5
5,400		Selective Insurance Group	341,712	0.1
8,900		Shore Bancshares, Inc.	132,699	0.0
4,200		Sierra Bancorp.	102,060	0.0
19,500		Signature Bank	2,497,365	0.3
23,000		Stewart Information Services Corp.	981,870	0.1
160,100		TCF Financial Corp.	3,312,469	0.5
80,900	(1)	Third Point Reinsurance Ltd.	839,742	0.1
2,615		TowneBank/Portsmouth VA	64,721	0.0
6,100		Trico Bancshares	239,669	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
113,600		Umpqua Holdings Corp.	$1,874,400	0.3
25,600		United Community Banks, Inc./GA	638,208	0.1
4,500		Universal Insurance Holdings, Inc.	139,500	0.0
48,200		Walker & Dunlop, Inc.	2,453,862	0.3
76,405	(1)	Western Alliance Bancorp.	3,135,661	0.4
82,663		Wintrust Financial Corp.	5,565,700	0.8
			120,693,980	16.6

		Health Care: 14.0%
35,300	(1)	Aclaris Therapeutics, Inc.	211,447	0.0
13,600	(1)	Acorda Therapeutics, Inc.	180,744	0.0
9,800	(1)	Addus HomeCare Corp.	623,182	0.1
88,000	(1)	Aduro Biotech, Inc.	350,240	0.0
49,300	(1)	Akebia Therapeutics, Inc.	403,767	0.1
10,000	(1)	Alector, Inc.	187,200	0.0
37,000	(1)	Allena Pharmaceuticals, Inc.	259,740	0.0
10,500	(1)	AMAG Pharmaceuticals, Inc.	135,240	0.0
4,900	(1)	Amedisys, Inc.	603,974	0.1
19,100	(1)	American Renal Associates Holdings, Inc.	117,274	0.0
82,800	(1)	Amicus Therapeutics, Inc.	1,126,080	0.2
9,000	(1)	AnaptysBio, Inc.	657,450	0.1
1,100	(1),(2)	Aptinyx, Inc.	4,455	0.0
53,500	(1),(2)	Arrowhead Pharmaceuticals, Inc.	981,725	0.1
900	(1)	Arvinas, Inc.	13,284	0.0
37,800	(1)	Assembly Biosciences, Inc.	744,282	0.1
7,400	(1)	Atara Biotherapeutics, Inc.	294,150	0.0
21,100	(1)	Audentes Therapeutics, Inc.	823,322	0.1
42,000	(1)	Axonics Modulation Technologies, Inc.	1,005,900	0.1
136,200	(1),(2)	Bellicum Pharmaceuticals, Inc.	458,994	0.1
5,600	(1)	Bluebird Bio, Inc.	881,048	0.1
17,600	(1)	Blueprint Medicines Corp.	1,408,880	0.2
24,300	(1)	Cara Therapeutics, Inc.	476,766	0.1
135,718	(1)	Catalent, Inc.	5,508,794	0.8
173,900	(1),(2)	Catalyst Pharmaceuticals, Inc.	886,890	0.1
53,400	(1),(2)	Coherus Biosciences, Inc.	728,376	0.1
27,200	(1)	Concert Pharmaceuticals, Inc.	328,304	0.0
4,700		Conmed Corp.	390,946	0.1
129,500	(1)	Cross Country Healthcare, Inc.	910,385	0.1
83,000	(1),(2)	Dermira, Inc.	1,124,650	0.2
82,200	(1),(2)	Dicerna Pharmaceuticals, Inc.	1,204,230	0.2
46,700	(1)	Diplomat Pharmacy, Inc.	271,327	0.0
48,055	(1),(2)	Dynavax Technologies Corp.	351,282	0.0
93,347		Encompass Health Corp.	5,451,465	0.7
80,700	(1)	Endo International PLC	648,021	0.1
38,009		Ensign Group, Inc.	1,945,681	0.3
12,500	(1),(2)	Esperion Therapeutics, Inc.	501,875	0.1
17,600	(1)	FibroGen, Inc.	956,560	0.1
8,100	(1)	FONAR Corp.	165,807	0.0
7,900	(1)	Globus Medical, Inc.	390,339	0.1
12,000	(1),(2)	Gritstone Oncology, Inc.	159,600	0.0
4,500	(1)	Guardant Health, Inc.	345,150	0.0
30,300	(1)	Haemonetics Corp.	2,650,644	0.4
38,285	(1)	HealthEquity, Inc.	2,832,324	0.4
36,200	(1)	Heron Therapeutics, Inc.	884,728	0.1
32,100	(1),(2)	Homology Medicines, Inc.	890,133	0.1
60,200	(1)	Horizon Pharma PLC	1,591,086	0.2
18,801	(1)	ICU Medical, Inc.	4,499,643	0.6
68,400	(1),(2)	Immunomedics, Inc.	1,313,964	0.2
37,600	(1)	Insmed, Inc.	1,093,032	0.2
42,700	(1)	Integer Holdings Corp.	3,220,434	0.4
34,000	(1)	Jounce Therapeutics, Inc.	210,800	0.0
123,700	(1),(2)	Lannett Co., Inc.	973,519	0.1
76,333	(1)	Lantheus Holdings, Inc.	1,868,632	0.3
4,300	(1)	LHC Group, Inc.	471,171	0.1
32,700	(1)	Mallinckrodt PLC - W/I	710,898	0.1
4,600	(1)	Masimo Corp.	636,088	0.1
42,100	(1),(2)	Medicines Co.	1,176,695	0.2
46,671	(1)	Medidata Solutions, Inc.	3,418,184	0.5
79,900	(1)	Menlo Therapeutics, Inc.	627,215	0.1
53,160	(1)	Molina Healthcare, Inc.	7,546,594	1.0
7,000	(1)	Omnicell, Inc.	565,880	0.1
64,100	(1)	OraSure Technologies, Inc.	714,715	0.1
280,050		Owens & Minor, Inc.	1,148,205	0.2
32,800		Patterson Cos., Inc.	716,680	0.1
14,500		Phibro Animal Health Corp.	478,500	0.1
81,519	(1)	Premier, Inc.	2,811,590	0.4
87,843	(1)	Prestige Consumer Healthcare, Inc.	2,627,384	0.4
1,300	(1)	Principia Biopharma, Inc.	44,200	0.0
44,700	(1)	Ra Pharmaceuticals, Inc.	1,001,280	0.1
4,200	(1)	Radius Health, Inc.	83,748	0.0
43,700	(1)	RadNet, Inc.	541,443	0.1
7,100	(1),(2)	Revance Therapeutics, Inc.	111,896	0.0
21,200	(1)	Rhythm Pharmaceuticals, Inc.	581,092	0.1
4,200	(1)	Sage Therapeutics, Inc.	668,010	0.1
8,100	(1)	Sarepta Therapeutics, Inc.	965,439	0.1
25,500	(1)	Selecta Biosciences, Inc.	60,435	0.0
3,900	(1)	SI-BONE, Inc.	73,476	0.0
9,800	(1)	Sutro Biopharma, Inc.	111,622	0.0
56,542	(1)	Syneos Health, Inc.	2,926,614	0.4
75,900	(1)	Syros Pharmaceuticals, Inc.	693,726	0.1
13,600	(1)	Tandem Diabetes Care, Inc.	863,600	0.1
20,600	(1)	TCR2 Therapeutics, Inc.	359,058	0.1
110,000	(1)	Tenet Healthcare Corp.	3,172,400	0.4
141,100	(1),(2)	TherapeuticsMD, Inc.	687,157	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
50,500	(1)	Triple-S Management Corp.	$1,152,410	0.2
17,600	(1)	Twist Bioscience Corp.	407,968	0.1
21,300	(1),(2)	WaVe Life Sciences Ltd.	827,505	0.1
55,300		West Pharmaceutical Services, Inc.	6,094,060	0.8
16,000	(1)	Xencor, Inc.	496,960	0.1
3,000	(1)	Y-mAbs Therapeutics, Inc.	78,630	0.0
			101,900,293	14.0

		Industrials: 18.2%
71,828		ABM Industries, Inc.	2,610,948	0.4
18,100	(1)	Acacia Research Corp.	59,006	0.0
325,400		ACCO Brands Corp.	2,785,424	0.4
116,917	(1)	Advanced Disposal Services, Inc.	3,273,676	0.4
87,789		Altra Industrial Motion Corp.	2,725,848	0.4
71,615		Applied Industrial Technologies, Inc.	4,258,944	0.6
61,100		ArcBest Corp.	1,881,269	0.3
30,100	(1)	Atkore International Group, Inc.	648,053	0.1
36,500		Barrett Business Services, Inc.	2,822,545	0.4
112,317		Brady Corp.	5,212,632	0.7
168,070	(1)	BrightView Holdings, Inc.	2,420,208	0.3
42,600	(1)	CBIZ, Inc.	862,224	0.1
27,800		Columbus McKinnon Corp.	954,930	0.1
15,400		Comfort Systems USA, Inc.	806,806	0.1
6,300	(1)	Covenant Transportation Group, Inc.	119,574	0.0
6,800		CRA International, Inc.	343,672	0.0
65,622		Douglas Dynamics, Inc.	2,498,230	0.3
33,700		EMCOR Group, Inc.	2,462,796	0.3
11,247		Encore Wire Corp.	643,553	0.1
22,900		Federal Signal Corp.	595,171	0.1
77,770		Fortune Brands Home & Security, Inc.	3,702,630	0.5
178,428	(1)	Gates Industrial Corp. PLC	2,558,657	0.4
74,312	(1)	Generac Holdings, Inc.	3,807,004	0.5
72,900		Global Brass & Copper Holdings, Inc.	2,510,676	0.3
6,800		Graham Corp.	133,484	0.0
53,100	(1)	Great Lakes Dredge & Dock Corp.	473,121	0.1
131,700	(1),(2)	HC2 Holdings, Inc.	322,665	0.0
13,000		Heidrick & Struggles International, Inc.	498,290	0.1
52,161		Herman Miller, Inc.	1,835,024	0.3
38,100		Hillenbrand, Inc.	1,582,293	0.2
8,700		Hurco Cos, Inc.	350,871	0.0
5,700		Hyster-Yale Materials Handling, Inc. - A shares	355,452	0.0
24,800		Insperity, Inc.	3,066,768	0.4
3,200		Insteel Industries, Inc.	66,944	0.0
700		Kadant, Inc.	61,572	0.0
87,883		KAR Auction Services, Inc.	4,509,277	0.6
82,200	(2)	KBR, Inc.	1,569,198	0.2
2,300		Kelly Services, Inc.	50,738	0.0
17,400		Kimball International, Inc.	246,036	0.0
119,829		Knight-Swift Transportation Holdings, Inc.	3,916,012	0.5
42,800		Knoll, Inc.	809,348	0.1
8,400		Korn Ferry	376,152	0.1
38,937		Landstar System, Inc.	4,259,318	0.6
50,778		Lincoln Electric Holdings, Inc.	4,258,751	0.6
75,600		LSC Communications, Inc.	493,668	0.1
8,100	(1)	Masonite International Corp.	404,109	0.1
14,000	(1)	Mastec, Inc.	673,400	0.1
160,600	(1)	Meritor, Inc.	3,268,210	0.4
4,230	(1)	Milacron Holdings Corp.	47,884	0.0
4,800		Moog, Inc.	417,360	0.1
98,000	(1)	MRC Global, Inc.	1,713,040	0.2
32,437		MSA Safety, Inc.	3,353,986	0.5
5,600		Park-Ohio Holdings Corp.	181,328	0.0
42,500	(2)	Quad/Graphics, Inc.	505,750	0.1
42,112	(1)	RBC Bearings, Inc.	5,355,383	0.7
5,100		Regal Beloit Corp.	417,537	0.1
85,100		RR Donnelley & Sons Co.	401,672	0.1
5,100		Rush Enterprises, Inc. - Class A	213,231	0.0
14,500		Schneider National, Inc.	305,225	0.0
36,200		Skywest, Inc.	1,965,298	0.3
39,700	(1)	Spirit Airlines, Inc.	2,098,542	0.3
34,400		Steelcase, Inc.	500,520	0.1
54,800	(1)	Sterling Construction Co., Inc.	686,096	0.1
143,055		Toro Co.	9,847,906	1.4
14,000	(1)	Trimas Corp.	423,220	0.1
13,600	(1)	TriNet Group, Inc.	812,464	0.1
70,400	(1)	TrueBlue, Inc.	1,664,256	0.2
18,800	(1)	Tutor Perini Corp.	321,856	0.0
8,200		Unifirst Corp.	1,258,700	0.2
40,200		Universal Forest Products, Inc.	1,201,578	0.2
9,200	(1),(2)	Upwork, Inc.	176,088	0.0
43,693		US Ecology, Inc.	2,445,934	0.3
59,057		USG Corp.	2,557,168	0.4
51,100	(1)	Vectrus, Inc.	1,358,749	0.2
18,300	(1)	Veritiv Corp.	481,656	0.1
129,400		Wabash National Corp.	1,753,370	0.2
34,800	(1)	WageWorks, Inc.	1,314,048	0.2
43,800	(1)	Welbilt, Inc.	717,444	0.1
245,040	(1)	Willscot Corp.	2,717,494	0.4
167,444	(1)	YRC Worldwide, Inc.	1,120,200	0.2
			132,480,160	18.2

		Information Technology: 13.7%
27,100	(1)	ACI Worldwide, Inc.	890,777	0.1
18,800	(1)	Advanced Energy Industries, Inc.	933,984	0.1
120,100	(1)	Aerohive Networks, Inc.	544,053	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
40,700	(1)	Alpha & Omega Co.	$468,457	0.1
15,900	(1)	Alteryx, Inc.	1,333,533	0.2
36,268	(1)	Aspen Technology, Inc.	3,781,302	0.5
107,500	(1)	Avaya Holdings Corp.	1,809,225	0.2
39,242		Blackbaud, Inc.	3,128,765	0.4
8,500	(1)	Bottomline Technologies de, Inc.	425,765	0.1
34,934		Cabot Microelectronics Corp.	3,911,211	0.5
61,400	(1)	Ciena Corp.	2,292,676	0.3
43,400	(1)	Cirrus Logic, Inc.	1,825,838	0.2
269,267	(1)	Cision Ltd.	3,707,807	0.5
43,200		Cohu, Inc.	637,200	0.1
44,900	(1)	Commvault Systems, Inc.	2,906,826	0.4
87,340	(1)	CoreLogic, Inc.	3,254,288	0.4
112,880	(1)	Cornerstone OnDemand, Inc.	6,183,566	0.8
91,631		Cypress Semiconductor Corp.	1,367,134	0.2
5,161	(1)	Ellie Mae, Inc.	509,339	0.1
65,600	(1)	Extreme Networks, Inc.	491,344	0.1
54,600	(1)	Fabrinet	2,858,856	0.4
34,564	(1)	Guidewire Software, Inc.	3,358,238	0.5
30,200	(1),(2)	Ichor Holdings Ltd.	681,916	0.1
134,800	(1)	Immersion Corp.	1,136,364	0.2
22,500	(1)	Insight Enterprises, Inc.	1,238,850	0.2
73,526	(1)	Instructure, Inc.	3,464,545	0.5
80,200		Kemet Corp.	1,360,994	0.2
36,275	(1)	Kimball Electronics, Inc.	561,900	0.1
347,500	(1)	Limelight Networks, Inc.	1,122,425	0.2
20,100	(1)	Lumentum Holdings, Inc.	1,136,454	0.2
5,200		Mantech International Corp.	280,904	0.0
3,000		Maximus, Inc.	212,940	0.0
68,000		Methode Electronics, Inc.	1,957,040	0.3
3,900	(1)	MicroStrategy, Inc.	562,575	0.1
61,000		NIC, Inc.	1,042,490	0.1
79,760	(1)	nLight, Inc.	1,777,053	0.2
19,000	(1)	Paylocity Holding Corp.	1,694,610	0.2
103,200		Perspecta, Inc.	2,086,704	0.3
24,549		Power Integrations, Inc.	1,716,957	0.2
58,414		Progress Software Corp.	2,591,829	0.4
63,892	(1)	Q2 Holdings, Inc.	4,425,160	0.6
97,400	(1)	Rambus, Inc.	1,017,830	0.1
43,500	(1)	Rudolph Technologies, Inc.	991,800	0.1
114,523	(1)	SailPoint Technologies Holding, Inc.	3,289,101	0.5
89,800	(1)	Sanmina Corp.	2,590,730	0.4
5,400	(1)	SPS Commerce, Inc.	572,724	0.1
23,800	(1)	SVMK, Inc.	433,398	0.1
14,537	(1)	Tableau Software, Inc.	1,850,269	0.3
42,900	(1)	Tech Data Corp.	4,393,389	0.6
19,200		Travelport Worldwide Ltd.	302,016	0.0
15,789	(1)	Tyler Technologies, Inc.	3,227,272	0.4
76,900	(1)	Ultra Clean Holdings, Inc.	795,915	0.1
43,420	(1)	Unisys Corp.	506,711	0.1
18,400	(1)	Virtusa Corp.	983,480	0.1
48,800		Vishay Intertechnology, Inc.	901,336	0.1
13,600	(1)	Vishay Precision Group, Inc.	465,256	0.1
25,000	(1)	Zscaler, Inc.	1,773,250	0.2
			99,766,371	13.7

		Materials: 5.8%
18,100	(1)	AdvanSix, Inc.	517,117	0.1
89,396		Aptargroup, Inc.	9,510,840	1.3
4,316	(1)	Berry Global Group, Inc.	232,503	0.0
53,700		Boise Cascade Co.	1,437,012	0.2
27,000		Commercial Metals Co.	461,160	0.1
45,845	(1)	Crown Holdings, Inc.	2,501,762	0.4
26,200		FutureFuel Corp.	351,080	0.1
127,064	(1)	GCP Applied Technologies, Inc.	3,761,094	0.5
79,500		Louisiana-Pacific Corp.	1,938,210	0.3
41,600	(1)	Omnova Solutions, Inc.	292,032	0.0
222,147	(1)	PQ Group Holdings, Inc.	3,369,970	0.5
25,714		Quaker Chemical Corp.	5,151,286	0.7
29,700	(1)	Ramaco Resources, Inc.	172,260	0.0
7,700		Rayonier Advanced Materials, Inc.	104,412	0.0
20,100	(1)	Ryerson Holding Corp.	172,056	0.0
44,700		Schweitzer-Mauduit International, Inc.	1,730,784	0.2
15,100		Stepan Co.	1,321,552	0.2
60,900		Trinseo SA	2,758,770	0.4
31,200		Valhi, Inc.	72,072	0.0
209,081		Valvoline, Inc.	3,880,543	0.5
40,700	(1)	Verso Corp.	871,794	0.1
42,400		Warrior Met Coal, Inc.	1,288,960	0.2
			41,897,269	5.8

		Real Estate: 7.8%
5,141		American Assets Trust, Inc.	235,766	0.0
74,100		Americold Realty Trust	2,260,791	0.3
115,000		Armada Hoffler Properties, Inc.	1,792,850	0.2
14,900		Ashford Hospitality Trust, Inc.	70,775	0.0
38,900		Braemar Hotels & Resorts, Inc.	474,969	0.1
13,200		Chatham Lodging Trust	253,968	0.0
45,600		CoreCivic, Inc.	886,920	0.1
1,400		CorEnergy Infrastructure Trust, Inc.	51,450	0.0
70,000		CorePoint Lodging, Inc.	781,900	0.1
8,200		Coresite Realty Corp.	877,564	0.1
389,021		Cousins Properties, Inc.	3,757,943	0.5
121,675		CubeSmart	3,898,467	0.5
246,165	(1)	Cushman & Wakefield PLC	4,381,737	0.6
50,600		DiamondRock Hospitality Co.	547,998	0.1
51,372		EastGroup Properties, Inc.	5,735,170	0.8
62,475		First Industrial Realty Trust, Inc.	2,209,116	0.3
114,150		Geo Group, Inc./The	2,191,680	0.3
5,600		Getty Realty Corp.	179,368	0.0
13,200		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	338,448	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
70,764		HFF, Inc.	$3,378,981	0.5
4,000		Highwoods Properties, Inc.	187,120	0.0
15,300		Hudson Pacific Properties, Inc.	526,626	0.1
3,100		Jernigan Capital, Inc.	65,224	0.0
124,962		National Retail Properties, Inc.	6,921,645	1.0
207,800		New Senior Investment Group, Inc.	1,132,510	0.2
145,151		Outfront Media, Inc.	3,396,534	0.5
13,400		Physicians Realty Trust	252,054	0.0
6,570		Preferred Apartment Communities, Inc.	97,367	0.0
21,000		Rexford Industrial Realty, Inc.	752,010	0.1
230,471		RLJ Lodging Trust	4,049,376	0.6
3,900		Sun Communities, Inc.	462,228	0.1
101,603		Sunstone Hotel Investors, Inc.	1,463,083	0.2
9,800		Tier REIT, Inc.	280,868	0.0
26,906		Urban Edge Properties	511,214	0.1
109,300		Xenia Hotels & Resorts, Inc.	2,394,763	0.3
			56,798,483	7.8

		Utilities: 3.3%
67,300	(1)	Atlantic Power Corp.	169,596	0.0
9,800		Black Hills Corp.	725,886	0.1
98,700		Clearway Energy, Inc.-Class C	1,491,357	0.2
3,500		Consolidated Water Co., Ltd.	45,045	0.0
8,200		Idacorp, Inc.	816,228	0.1
5,100		MGE Energy, Inc.	346,647	0.0
34,300		New Jersey Resources Corp.	1,707,797	0.2
80,988		NorthWestern Corp.	5,702,365	0.8
6,600		ONE Gas, Inc.	587,598	0.1
28,600		PNM Resources, Inc.	1,353,924	0.2
154,914		Portland General Electric Co.	8,030,742	1.1
18,300		Southwest Gas Holdings, Inc.	1,505,358	0.2
128,400	(2)	Spark Energy, Inc.	1,144,044	0.2
13,744		Vistra Energy Corp.	357,756	0.1
			23,984,343	3.3

	Total Common Stock
	(Cost $603,683,040)		713,157,707	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateral(3): 1.1%
1,975,647	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,976,081, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $2,015,608, due 12/01/33-02/01/49)	1,975,647	0.3
1,975,647	Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,976,077, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,015,160, due 04/02/19-10/20/68)	1,975,647	0.2
1,975,647	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,976,081, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $2,015,175, due 04/03/19-07/15/36)	1,975,647	0.3
415,275	Mizuho Securities USA LLC, Repurchase Agreement dated 03/29/19, 2.57%, due 04/01/19 (Repurchase Amount $415,363, collateralized by various U.S. Government Securities, 0.875%-2.875%, Market Value plus accrued interest $423,581, due 12/31/20-05/15/43)	415,275	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
1,975,647	MUFG Securities America Inc., Repurchase Agreement dated 03/29/19, 2.63%, due 04/01/19 (Repurchase Amount $1,976,074, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $2,015,160, due 01/01/29-01/01/49)	$1,975,647	0.3
		8,317,863	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
15,922,245	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $15,922,245)	15,922,245	2.2

	Total Short-Term Investments
	(Cost $24,240,108)	24,240,108	3.3

	Total Investments in Securities (Cost $627,923,148)	$737,397,815	101.3
	Liabilities in Excess of Other Assets	(9,324,184)	(1.3)
	Net Assets	$728,073,631	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$713,157,707	$–	$–	$713,157,707
Short-Term Investments	15,922,245	8,317,863	–	24,240,108
Total Investments, at fair value	$729,079,952	$8,317,863	$–	$737,397,815
Other Financial Instruments+
Futures	74,287	–	–	74,287
Total Assets	$729,154,239	$8,317,863	$–	$737,472,102

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Russell 2000® Mini Index	78	06/21/19	$6,020,820	$74,287
			$6,020,820	$74,287

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $630,378,493.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$147,394,864
Gross Unrealized Depreciation	(40,301,255)

Net Unrealized Appreciation	$107,093,609

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.5%
	France: 6.7%
51,601	L'Oreal S.A.	$13,895,769	3.4
73,548	Pernod Ricard SA	13,206,394	3.3
		27,102,163	6.7

	Germany: 5.1%
179,139	SAP SE	20,709,378	5.1

	Italy: 1.1%
469,724	Davide Campari-Milano SpA	4,614,886	1.1

	Netherlands: 3.7%
141,052	Heineken NV	14,908,425	3.7

	United Kingdom: 22.5%
324,309	British American Tobacco PLC	13,529,536	3.4
344,155	Experian PLC	9,314,731	2.3
411,121	Reckitt Benckiser Group PLC	34,214,747	8.5
171,411	(1) Relx PLC (EUR Exchange)	3,663,860	0.9
443,233	Relx PLC (GBP Exchange)	9,484,914	2.4
353,138	Unilever PLC	20,327,648	5.0
		90,535,436	22.5

	United States: 57.4%
165,254	Abbott Laboratories	13,210,405	3.3
110,805	Accenture PLC	19,503,896	4.8
87,539	Automatic Data Processing, Inc.	13,983,480	3.5
212,825	Baxter International, Inc.	17,304,801	4.3
27,113	Becton Dickinson & Co.	6,770,929	1.7
72,962	Church & Dwight Co., Inc.	5,197,083	1.3
21,909	Clorox Co.	3,515,518	0.9
284,524	Coca-Cola Co.	13,332,795	3.3
110,875	Danaher Corp.	14,637,717	3.6
24,148	Factset Research Systems, Inc.	5,995,224	1.5
73,630	Fidelity National Information Services, Inc.	8,327,553	2.0
96,213	(1) Fox Corp. - Class A	3,531,979	0.9
80,347	(1) Fox Corp. - Class B	2,882,850	0.7
245,615	Microsoft Corp.	28,967,833	7.2
28,318	Moody's Corp.	5,128,107	1.3
92,704	Nike, Inc.	7,806,604	1.9
306,479	Philip Morris International, Inc.	27,089,679	6.7
129,130	Visa, Inc. - Class A	20,168,815	5.0
3,094	Walt Disney Co.	343,527	0.1
136,467	Zoetis, Inc.	13,738,133	3.4
		231,436,928	57.4

	Total Common Stock
	(Cost $301,058,329)	389,307,216	96.5

SHORT-TERM INVESTMENTS: 4.3%
	Mutual Funds: 4.3%
17,160,960	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $17,160,960)	17,160,960	4.3

	Total Short-Term Investments
	(Cost $17,160,960)	17,160,960	4.3

	Total Investments in Securities (Cost $318,219,289)	$406,468,176	100.8
	Liabilities in Excess of Other Assets	(3,414,998)	(0.8)
	Net Assets	$403,053,178	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2019.

Sector Diversification	Percentage of Net Assets
Consumer Staples	40.6%
Information Technology	27.7
Health Care	16.3
Industrials	5.6
Financials	2.7
Consumer Discretionary	1.9
Communication Services	1.7
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
France	$–	$27,102,163	$–	$27,102,163
Germany	–	20,709,378	–	20,709,378
Italy	–	4,614,886	–	4,614,886
Netherlands	–	14,908,425	–	14,908,425
United Kingdom	–	90,535,436	–	90,535,436
United States	231,436,928	–	–	231,436,928
Total Common Stock	231,436,928	157,870,288	–	389,307,216
Short-Term Investments	17,160,960	–	–	17,160,960
Total Investments, at fair value	$248,597,888	$157,870,288	$–	$406,468,176

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $318,575,840.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$96,070,260
Gross Unrealized Depreciation	(8,189,274)

Net Unrealized Appreciation	$87,880,986

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 61.2%
		Communication Services: 3.9%
25,532	(1)	Alphabet, Inc. - Class A	$30,048,356	0.4
117,985	(1)	Alphabet, Inc. - Class C	138,432,980	2.1
559,100	(1)	Facebook, Inc. - Class A	93,196,379	1.4
			261,677,715	3.9

		Consumer Discretionary: 5.1%
81,900	(1)	Amazon.com, Inc.	145,843,425	2.2
790,112		Aptiv PLC	62,806,003	0.9
19,500	(1)	Booking Holdings, Inc.	34,025,745	0.5
216,420		McDonald's Corp.	41,098,158	0.6
586,864	(2)	Yum! Brands, Inc.	58,574,896	0.9
			342,348,227	5.1

		Consumer Staples: 0.4%
1,053,864	(3)	Keurig Dr Pepper, Inc.	29,476,576	0.4

		Energy: 1.2%
241,200		Concho Resources, Inc./Midland TX	26,763,552	0.4
1,764,480	(4)	Enterprise Products Partners L.P.	51,346,368	0.8
			78,109,920	1.2

		Financials: 7.4%
883,911		Intercontinental Exchange, Inc.	67,300,984	1.0
2,135,509		Marsh & McLennan Cos., Inc.	200,524,295	3.0
704,814		PNC Financial Services Group, Inc.	86,452,485	1.3
670,344		S&P Global, Inc.	141,140,929	2.1
			495,418,693	7.4

		Health Care: 13.7%
302,144		Abbott Laboratories	24,153,391	0.4
193,400		Anthem, Inc.	55,501,932	0.8
590,715		Becton Dickinson & Co.	147,519,257	2.2
1,703,349		Danaher Corp.	224,876,135	3.3
2,409,902		PerkinElmer, Inc.	232,218,157	3.5
547,009		Thermo Fisher Scientific, Inc.	149,727,303	2.2
367,300	(2)	UnitedHealth Group, Inc.	90,818,598	1.3
			924,814,773	13.7

		Industrials: 8.7%
352,502		Equifax, Inc.	41,771,487	0.6
1,698,490		Fortive Corp.	142,486,326	2.1
13,938,618		General Electric Co.	139,246,794	2.1
506,552		Republic Services, Inc.	40,716,650	0.6
388,178		Roper Technologies, Inc.	132,745,231	2.0
995,616		Waste Connections, Inc.	88,201,621	1.3
			585,168,109	8.7

		Information Technology: 14.4%
380,152		Fidelity National Information Services, Inc.	42,995,191	0.6
2,069,813	(1)	Fiserv, Inc.	182,723,092	2.7
212,105		Global Payments, Inc.	28,956,575	0.4
115,900	(2)	Intuit, Inc.	30,297,419	0.5
48		Mastercard, Inc. - Class A	11,302	0.0
1,545,867		Maxim Integrated Products	82,193,748	1.2
1,692,200		Microsoft Corp.	199,578,068	3.0
1,274,554		TE Connectivity Ltd.	102,920,235	1.5
1,368,371	(2)	Texas Instruments, Inc.	145,143,112	2.2
993,857	(2)	Visa, Inc. - Class A	155,230,525	2.3
			970,049,267	14.4

		Real Estate: 0.8%
263,100		American Tower Corp.	51,846,486	0.8

		Utilities: 5.6%
1,043,263		American Electric Power Co., Inc.	87,373,276	1.3
195,411		American Water Works Co., Inc.	20,373,551	0.3
610,851		Eversource Energy	43,339,878	0.7
231,711		NextEra Energy, Inc.	44,794,370	0.7
3,365,160		NiSource, Inc.	96,445,486	1.4
1,455,604		Xcel Energy, Inc.	81,819,501	1.2
			374,146,062	5.6

	Total Common Stock
	(Cost $3,352,273,391)		4,113,055,828	61.2

PREFERRED STOCK: 5.0%
		Consumer Discretionary: 0.1%
57,634	(1),(5),(6)	Aurora Innovation, Inc., - Series B	5,325,555	0.1

		Financials: 1.7%
250,000	(1),(7)	Charles Schwab Corp. - Series C	6,507,500	0.1
23,000	(1),(3),(7)	Charles Schwab Corp. - Series D	597,310	0.0
550,000	(1),(7)	JPMorgan Chase & Co.	14,151,500	0.2
38,102	(1),(7)	State Street Corp. - Series E	974,649	0.0
250,000	(1),(3),(7)	US Bancorp	6,352,500	0.1
166,000	(1),(7),(8)	US Bancorp - Series G	4,445,480	0.1
64,289	(1)	Wells Fargo & Co.	83,083,889	1.2
			116,112,828	1.7

		Health Care: 1.0%
1,048,435	(1)	Becton Dickinson and Co.	64,803,767	1.0

		Industrials: 0.3%
17,812	(1)	Fortive Corp.	18,685,679	0.3

		Utilities: 1.9%
165,000	(1),(3),(7)	Alabama Power Co.	4,243,800	0.1
176,676	(1)	American Electric Power Co., Inc.	9,089,980	0.1
800,000	(1),(7)	CMS Energy Corp.	20,936,000	0.3
1,050,000	(1),(7)	CMS Energy Corp.	27,037,500	0.4
560,000	(1),(7)	DTE Energy Co.	14,022,400	0.2

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Utilities: (continued)
540,000	(1),(7)	Duke Energy Corp.	$13,764,600	0.2
525,000	(1),(7),(8)	NiSource, Inc.	13,833,750	0.2
29,790	(1),(3),(7)	SCE Trust II	618,142	0.0
324,305	(1),(7),(8)	SCE Trust III	7,750,890	0.1
540,000	(1),(7),(8)	SCE Trust IV	11,907,000	0.2
175,000	(1),(7),(8)	SCE Trust V	3,920,000	0.1
125,000	(1),(7)	SCE Trust VI	2,568,750	0.0
			129,692,812	1.9

	Total Preferred Stock
	(Cost $319,516,015)		334,620,641	5.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.0%
		Communications: 5.9%
7,190,000		Amazon.com, Inc., 2.600%, 12/05/2019	7,182,625	0.1
3,775,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.000%, 03/01/2023	3,780,851	0.1
4,285,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/2023	4,370,700	0.1
9,750,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2023	10,003,403	0.1
28,235,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	28,482,056	0.4
38,178,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	37,843,943	0.6
3,926,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/2021	3,945,650	0.1
9,450,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	9,644,906	0.1
6,575,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/2023	6,722,937	0.1
7,425,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 01/15/2024	7,638,469	0.1
2,561,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/2024	2,682,929	0.0
2,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	2,745,574	0.0
5,540,000		Comcast Corp., 2.922%, (US0003M + 0.330%), 10/01/2020	5,547,616	0.1
4,375,000		Comcast Corp., 3.032%, (US0003M + 0.440%), 10/01/2021	4,381,292	0.1
11,285,000		Comcast Corp., 3.300%, 10/01/2020	11,396,817	0.2
5,115,000		Comcast Corp., 3.450%, 10/01/2021	5,219,214	0.1
3,600,000		Level 3 Financing, Inc., 5.375%, 08/15/2022	3,627,000	0.1
25,880,000	(3)	Netflix, Inc., 4.375%, 11/15/2026	25,427,100	0.4
48,465,000		Netflix, Inc., 4.875%, 04/15/2028	48,101,513	0.7
380,000		Netflix, Inc., 5.375%, 02/01/2021	395,556	0.0
1,285,000		Netflix, Inc., 5.500%, 02/15/2022	1,352,463	0.0
12,275,000	(3)	Netflix, Inc., 5.875%, 02/15/2025	13,295,666	0.2
48,940,000	(9)	Netflix, Inc., 5.875%, 11/15/2028	51,815,225	0.8
30,475,000	(9)	Netflix, Inc., 6.375%, 05/15/2029	33,027,281	0.5
3,195,000	(9)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	3,187,013	0.0
3,430,000	(9)	Sirius XM Radio, Inc., 4.625%, 05/15/2023	3,485,738	0.1
6,365,000	(9)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	6,619,600	0.1
2,870,000		T-Mobile USA, Inc., 6.000%, 03/01/2023	2,956,100	0.0
14,170,000	(9)	Unitymedia GmbH, 6.125%, 01/15/2025	14,777,893	0.2
7,275,000		Verizon Communications, Inc., 3.125%, 03/16/2022	7,360,597	0.1
7,275,000		Verizon Communications, Inc., 3.615%, (US0003M + 1.000%), 03/16/2022	7,387,226	0.1
635,000		Virgin Media Secured Finance PLC, 5.250%, 01/15/2021	654,844	0.0
23,157,000	(9)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	23,163,947	0.3
			398,223,744	5.9

		Consumer, Cyclical: 2.7%
5,420,000	(9)	1011778 BC ULC / New Red Finance, Inc., 4.625%, 01/15/2022	5,459,078	0.1
3,255,000		Aptiv PLC, 4.350%, 03/15/2029	3,313,225	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
10,455,000	(9)	Aramark Services, Inc., 5.000%, 04/01/2025	$10,732,057	0.2
3,755,000	(9)	Aramark Services, Inc., 5.000%, 02/01/2028	3,748,917	0.1
665,000		AutoZone, Inc., 1.625%, 04/21/2019	664,377	0.0
2,895,000		AutoZone, Inc., 2.500%, 04/15/2021	2,879,409	0.0
9,575,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	9,658,781	0.2
7,715,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	7,917,056	0.1
1,168,269		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/2019	1,193,387	0.0
2,840,613		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,906,657	0.1
458,050		Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	466,295	0.0
562,267		Delta Air Lines 2009-1 Class A Pass Through Trust, 7.750%, 06/17/2021	577,940	0.0
658,494		Delta Air Lines 2011-1 Class A Pass Through Trust, 5.300%, 10/15/2020	658,955	0.0
2,090,000		Dollar Tree, Inc., 3.473%, (US0003M + 0.700%), 04/17/2020	2,090,481	0.0
4,260,000		Hilton Domestic Operating Co., Inc., 4.250%, 09/01/2024	4,262,641	0.1
3,715,000		Home Depot, Inc./The, 2.936%, (US0003M + 0.310%), 03/01/2022	3,712,692	0.1
3,305,000		Home Depot, Inc./The, 3.250%, 03/01/2022	3,382,551	0.1
28,795,000	(9)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	28,363,075	0.4
6,160,000	(9)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	6,298,600	0.1
8,205,000	(9)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	8,302,434	0.1
2,340,000		Marriott International, Inc./MD, 3.245%, (US0003M + 0.650%), 03/08/2021	2,346,520	0.0
2,895,000	(9)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	2,857,003	0.0
1,050,000	(9)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,040,865	0.0
2,158,651		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	2,317,636	0.0
421,417		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	440,592	0.0
693,608		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	729,348	0.0
2,453,159		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	2,491,122	0.0
787,709		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	813,731	0.0
19,225,000		Yum! Brands, Inc., 3.750%, 11/01/2021	19,345,156	0.3
12,870,000		Yum! Brands, Inc., 3.875%, 11/01/2020	12,934,350	0.2
7,700,000	(3)	Yum! Brands, Inc., 3.875%, 11/01/2023	7,700,000	0.1
2,870,000		Yum! Brands, Inc., 5.300%, 09/15/2019	2,898,700	0.1
10,110,000		Yum! Brands, Inc., 5.350%, 11/01/2043	8,795,700	0.1
5,885,000		Yum! Brands, Inc., 6.875%, 11/15/2037	5,973,275	0.1
			177,272,606	2.7

		Consumer, Non-cyclical: 3.8%
7,400,000	(9)	Avantor, Inc., 6.000%, 10/01/2024	7,696,000	0.1
30,781,000	(9)	Avantor, Inc., 9.000%, 10/01/2025	33,435,861	0.5
5,460,000		B&G Foods, Inc., 4.625%, 06/01/2021	5,466,825	0.1
3,840,000		Becton Dickinson & Co., 2.675%, 12/15/2019	3,828,247	0.1
3,945,000		Becton Dickinson and Co., 2.894%, 06/06/2022	3,926,036	0.1
9,545,000		Becton Dickinson and Co., 3.363%, 06/06/2024	9,562,162	0.1
6,185,000		Becton Dickinson and Co., 3.638%, (US0003M + 1.030%), 06/06/2022	6,204,092	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,095,000		Centene Corp., 5.625%, 02/15/2021	$2,129,044	0.0
2,790,000		Conagra Brands, Inc., 3.511%, (US0003M + 0.750%), 10/22/2020	2,787,625	0.0
16,320,000		Conagra Brands, Inc., 3.800%, 10/22/2021	16,630,411	0.2
5,715,000	(9)	Elanco Animal Health, Inc., 3.912%, 08/27/2021	5,813,762	0.1
2,740,000	(9)	Elanco Animal Health, Inc., 4.272%, 08/28/2023	2,826,801	0.0
6,575,000	(9)	Elanco Animal Health, Inc., 4.900%, 08/28/2028	6,992,836	0.1
1,297,000	(9)	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/2021	1,347,592	0.0
2,915,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	3,070,515	0.0
6,285,000		HCA, Inc., 4.250%, 10/15/2019	6,318,070	0.1
27,315,000		HCA, Inc., 6.500%, 02/15/2020	28,118,681	0.4
7,545,000	(9)	Hologic, Inc., 4.375%, 10/15/2025	7,543,491	0.1
11,255,000		Moody's Corp., 4.250%, 02/01/2029	11,820,587	0.2
23,365,000	(9)	Nestle Holdings, Inc., 3.100%, 09/24/2021	23,663,607	0.4
5,820,000		Philip Morris International, Inc., 2.000%, 02/21/2020	5,782,022	0.1
7,270,000		Philip Morris International, Inc., 2.625%, 02/18/2022	7,265,489	0.1
3,890,000		Philip Morris International, Inc., 3.061%, (US0003M + 0.420%), 02/21/2020	3,898,939	0.1
7,945,000	(9)	Reckitt Benckiser Treasury Services PLC, 3.162%, (US0003M + 0.560%), 06/24/2022	7,882,607	0.1
9,125,000	(9)	Refinitiv US Holdings, Inc., 6.250%, 05/15/2026	9,273,281	0.1
11,970,000	(9)	Refinitiv US Holdings, Inc., 8.250%, 11/15/2026	11,775,488	0.2
5,925,000		Service Corp. International/US, 5.375%, 05/15/2024	6,095,344	0.1
5,925,000		Teleflex, Inc., 4.625%, 11/15/2027	5,899,108	0.1
5,295,000		Teleflex, Inc., 4.875%, 06/01/2026	5,420,756	0.1
3,760,000		Unilever Capital Corp., 3.000%, 03/07/2022	3,799,850	0.1
			256,275,129	3.8

		Energy: 0.3%
5,560,000		Enterprise Products Operating LLC, 3.500%, 02/01/2022	5,670,570	0.1
3,645,000		EQT Corp., 8.125%, 06/01/2019	3,675,534	0.1
2,675,000		NuStar Logistics L.P., 4.800%, 09/01/2020	2,721,812	0.0
10,335,000		Shell International Finance BV, 3.147%, (US0003M + 0.450%), 05/11/2020	10,384,636	0.1
			22,452,552	0.3

		Financial: 2.0%
6,135,000		American Tower Corp., 3.300%, 02/15/2021	6,195,290	0.1
6,150,000	(8)	Bank of New York Mellon Corp., 4.625%, 12/31/2199	5,820,821	0.1
8,750,000	(8)	Bank of New York Mellon Corp., 4.950%, 12/31/2199	8,839,294	0.1
840,000		Camden Property Trust, 4.100%, 10/15/2028	880,299	0.0
12,532,000		Crown Castle International Corp., 4.875%, 04/15/2022	13,218,906	0.2
20,700,000		Crown Castle International Corp., 5.250%, 01/15/2023	22,248,274	0.3
2,120,000		Equinix, Inc., 5.375%, 01/01/2022	2,179,784	0.0
1,505,000		Equinix, Inc., 5.375%, 04/01/2023	1,536,981	0.0
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/2020	2,163,433	0.0
2,690,000		Marsh & McLennan Cos, Inc., 2.750%, 01/30/2022	2,689,091	0.1
1,115,000		Marsh & McLennan Cos, Inc., 3.300%, 03/14/2023	1,131,512	0.0
9,205,000	(8)	PNC Financial Services Group, Inc./The, 5.000%, 12/31/2199	9,080,502	0.1
6,590,000		SBA Communications Corp., 4.000%, 10/01/2022	6,646,674	0.1
16,970,000		SBA Communications Corp., 4.875%, 07/15/2022	17,245,762	0.3
5,010,000		SBA Communications Corp., 4.875%, 09/01/2024	5,080,391	0.1
6,640,000	(8)	State Street Corp., 5.250%, 12/31/2199	6,783,690	0.1
14,670,000	(8)	State Street Corp., 5.625%, 12/31/2199	14,788,607	0.2
4,200,000		Trinity Acquisition PLC, 4.400%, 03/15/2026	4,364,848	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
4,935,000	(8)	US Bancorp, 5.300%, 12/31/2199	$5,025,977	0.1
			135,920,136	2.0

		Industrial: 1.6%
4,020,000		3M Co., 3.000%, 09/14/2021	4,069,229	0.1
4,335,000		Amphenol Corp., 2.200%, 04/01/2020	4,308,249	0.1
2,165,000		Amphenol Corp., 3.200%, 04/01/2024	2,166,133	0.0
2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/2019	2,184,837	0.0
73,000		Fortive Corp., 1.800%, 06/15/2019	72,699	0.0
4,675,000	(8)	General Electric Co., 5.000%, 12/31/2199	4,364,229	0.1
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,472,934	0.0
275,000	(9)	Moog, Inc., 5.250%, 12/01/2022	279,812	0.0
9,885,000		Northrop Grumman Corp., 2.550%, 10/15/2022	9,798,308	0.2
6,845,000	(9)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	6,964,788	0.1
8,525,000	(9)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.287%, (US0003M + 3.500%), 07/15/2021	8,578,281	0.1
25,899,403		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	25,964,152	0.4
4,572,560		Reynolds Group Issuer, Inc., 6.875%, 02/15/2021	4,595,423	0.1
6,730,000		Roper Technologies, Inc., 3.650%, 09/15/2023	6,881,680	0.1
6,000,000		Roper Technologies, Inc., 4.200%, 09/15/2028	6,230,817	0.1
1,495,000	(9)	Sensata Technologies BV, 4.875%, 10/15/2023	1,545,456	0.0
5,100,000	(9)	Sensata Technologies BV, 5.000%, 10/01/2025	5,253,000	0.1
1,430,000	(9)	Sensata Technologies BV, 5.625%, 11/01/2024	1,530,100	0.0
2,660,000		Waste Connections, Inc., 4.250%, 12/01/2028	2,832,358	0.0
5,125,000		Welbilt, Inc., 9.500%, 02/15/2024	5,547,812	0.1
1,185,000		Xylem, Inc./NY, 3.250%, 11/01/2026	1,165,631	0.0
850,000		Xylem, Inc./NY, 4.875%, 10/01/2021	889,976	0.0
			106,695,904	1.6

		Technology: 1.2%
15,430,000		Apple, Inc., 1.500%, 09/12/2019	15,355,249	0.2
6,840,000		Fiserv, Inc., 2.700%, 06/01/2020	6,834,030	0.1
4,000,000		Fiserv, Inc., 3.800%, 10/01/2023	4,104,250	0.1
4,000,000		Fiserv, Inc., 4.200%, 10/01/2028	4,124,491	0.1
1,960,000	(9)	Sensata Technologies UK Financing Co. PLC, 6.250%, 02/15/2026	2,087,400	0.0
41,271,000	(9)	Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024	44,940,817	0.7
			77,446,237	1.2

		Utilities: 1.5%
1,280,000		American Electric Power Co., Inc., 3.650%, 12/01/2021	1,306,599	0.0
4,640,000		American Electric Power Co., Inc., 4.300%, 12/01/2028	4,930,814	0.1
4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/2020	4,262,816	0.1
865,000	(8)	Dominion Energy, Inc., 2.962%, 07/01/2019	865,186	0.0
3,385,000		DTE Energy Co., 3.700%, 08/01/2023	3,468,882	0.0
11,125,000		DTE Energy Co., 3.800%, 03/15/2027	11,237,576	0.2
2,975,000		Edison International, 2.125%, 04/15/2020	2,952,958	0.0
4,250,000		Eversource Energy, 2.750%, 03/15/2022	4,251,084	0.1
2,835,000		Eversource Energy, 2.900%, 10/01/2024	2,816,379	0.0
6,872,000		Eversource Energy, 3.300%, 01/15/2028	6,805,833	0.1
2,050,000		Eversource Energy, 3.800%, 12/01/2023	2,124,919	0.0
3,310,000		Eversource Energy, 4.250%, 04/01/2029	3,522,320	0.1
3,885,000		NextEra Energy Capital Holdings, Inc., 2.900%, 04/01/2022	3,892,382	0.1
12,355,000		NiSource, Inc., 3.490%, 05/15/2027	12,346,676	0.2
5,280,000		NiSource, Inc., 4.375%, 05/15/2047	5,366,338	0.1
9,465,000	(3),(8)	NiSource, Inc., 5.650%, 12/31/2199	9,252,038	0.1
5,705,000		NSTAR Electric Co., 3.200%, 05/15/2027	5,718,756	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
2,445,000	Virginia Electric & Power Co., 3.150%, 01/15/2026	$2,451,002	0.0
5,095,000	Virginia Electric & Power Co., 3.500%, 03/15/2027	5,196,949	0.1
3,315,000	Wisconsin Public Service Corp., 3.350%, 11/21/2021	3,372,619	0.0
5,440,000	(3) Xcel Energy, Inc., 4.000%, 06/15/2028	5,686,928	0.1
		101,829,054	1.5

	Total Corporate Bonds/Notes
	(Cost $1,257,172,228)	1,276,115,362	19.0

ASSET-BACKED SECURITIES: 0.3%
	Other Asset-Backed Securities: 0.3%
8,050,405	(9) Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	8,185,911	0.1
7,533,075	(9) Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,665,731	0.1
5,102,413	(9) Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	5,036,642	0.1

	Total Asset-Backed Securities
	(Cost $20,478,158)	20,888,284	0.3

U.S. TREASURY OBLIGATIONS: 3.3%
	U.S. Treasury Notes: 3.3%
37,075,000	2.375%, 02/29/2024	37,341,477	0.6
155,869,300	2.500%, 01/31/2024	157,778,089	2.3
23,071,800	2.625%, 12/31/2023	23,479,161	0.4

	Total U.S. Treasury Obligations
	(Cost $215,889,883)	218,598,727	3.3

BANK LOANS: 5.2%
	Chemicals: 0.1%
3,666,946	HB Fuller Co. 1st Lien Term Loan B, 4.480%, (US0001M + 2.000%), 10/20/2024	3,599,210	0.1

	Commercial Services: 0.8%
1,490,000	Gartner, Inc. - TL A 1L, 4.607%, (US0003M + 2.000%), 03/20/2022	1,488,100	0.0
22,810,000	Refinitiv - TL B 1L, 6.243%, (US0001M + 3.750%), 10/01/2025	22,166,097	0.3
13,365,002	Trans Union LLC TL A2 1L, 4.243%, (US0001M + 1.750%), 08/09/2022	13,260,595	0.2
9,457,475	Trans Union LLC TL B4 1L, 4.493%, (US0001M + 2.000%), 06/12/2025	9,346,643	0.2
4,100,250	Vantiv LLC TL A5 1L, 4.847%, (US0003M + 1.750%), 01/16/2023	4,090,512	0.1
		50,351,947	0.8

	Entertainment: 0.1%
6,850,000	Formula One TL B3 1L, 4.993%, (US0003M + 2.500%), 02/01/2024	6,593,125	0.1

	Household Products/Wares: 0.0%
415,428	Prestige Brands, Inc. Term Loan B4, 4.493%, (US0001M + 2.000%), 01/26/2024	411,922	0.0

	Insurance: 0.6%
44,306,190	HUB International Ltd. TL B 1L, 5.515%, (US0001M + 3.000%), 04/25/2025	42,917,014	0.6

	Internet: 0.2%
3,989,848	Zayo Group LLC TL 1L, 4.493%, (US0001M + 2.000%), 01/19/2021	3,973,817	0.1
6,850,000	Zayo Group LLC TL 1L, 4.743%, (US0001M + 2.250%), 01/19/2024	6,820,031	0.1
		10,793,848	0.2

	Oil & Gas: 0.1%
9,771,783	Eagleclaw TL 1L, 6.879%, (US0003M + 4.250%), 06/24/2024	9,203,798	0.1

	Packaging & Containers: 0.0%
2,670,508	Berry Global, Inc. - TL S 1L, 4.433%, (US0003M + 1.750%), 02/08/2020	2,666,014	0.0

	Pharmaceuticals: 0.3%
14,110,250	Change Healthcare Holdings LLC - TL B 1L, 5.243%, (US0001M + 2.750%), 03/01/2024	13,933,872	0.2
5,317,480	NVA Holdings Inc. - TL B3 1L, 5.243%, (US0001M + 2.750%), 02/02/2025	5,155,738	0.1
		19,089,610	0.3

	Software: 3.0%
6,791,853	Cypress Intermediate Holdings III Inc TL B 1L, 5.500%, (US0001M + 3.000%), 04/29/2024	6,688,916	0.1
36,325,000	First Data Corp. - TL 1L, 4.252%, (US0003M + 1.500%), 10/26/2023	36,173,634	0.6

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Software: (continued)
27,162,103	First Data Corp. - TL 1L, 4.490%, (US0001M + 2.000%), 07/08/2022	$27,123,913	0.4
109,484,784	First Data Corp. - TL 1L, 4.490%, (US0001M + 2.000%), 04/26/2024	109,279,500	1.6
21,731,996	Kronos Inc./MA - TL B 1L, 5.736%, (US0003M + 3.000%), 11/01/2023	21,523,173	0.3
		200,789,136	3.0

	Total Bank Loans
	(Cost $349,952,368)	346,415,624	5.2

PURCHASED OPTIONS (10): 0.0%
	Total Purchased Options
	(Cost $574,277)	1,763,000	0.0

	Total Long-Term Investments
	(Cost $5,515,856,320)	6,311,457,466	94.0

SHORT-TERM INVESTMENTS: 6.8%
	Securities Lending Collateral(11): 0.2%
679,193	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $679,337, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $692,777, due 04/25/19-08/15/48)	679,193	0.0
3,230,481	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $3,231,190, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $3,295,824, due 12/01/33-02/01/49)	3,230,481	0.0
3,230,481	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $3,231,185, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $3,295,091, due 04/15/19-10/20/68)	3,230,481	0.0
3,230,481	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $3,231,190, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $3,295,115, due 04/03/19-07/15/36)	3,230,481	0.1
3,230,481	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $3,231,185, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,295,091, due 04/11/19-09/09/49)	3,230,481	0.1
		13,601,117	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 6.6%
446,754,593	(12)	T. Rowe Price Government Reserve Fund, 2.550%
		(Cost $446,754,593)	446,754,593	6.6

	Total Short-Term Investments
	(Cost $460,355,710)		460,355,710	6.8

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Total Investments in Securities (Cost $5,976,212,030)	$6,771,813,176	100.8
Liabilities in Excess of Other Assets	(50,707,322)	(0.8)
Net Assets	$6,721,105,854	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of this security is pledged to cover open written call options at March 31, 2019.
(3)	Security, or a portion of the security, is on loan.
(4)	Security is a Master Limited Partnership.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2019, the Portfolio held restricted securities with a fair value of $5,325,555 or 0.1% of net assets. Please refer to the table below for additional details.
(7)	Preferred Stock may be called prior to convertible date.
(8)	Variable rate security. Rate shown is the rate in effect as of March 31, 2019.
(9)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	Represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of March 31, 2019.

Reference Rate Abbreviations:

US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$4,113,055,828	$–	$–	$4,113,055,828
Preferred Stock	320,205,106	9,089,980	5,325,555	334,620,641
Purchased Options	–	1,763,000	–	1,763,000
Corporate Bonds/Notes	–	1,276,115,362	–	1,276,115,362
Bank Loans	–	346,415,624	–	346,415,624
U.S. Treasury Obligations	–	218,598,727	–	218,598,727
Asset-Backed Securities	–	20,888,284	–	20,888,284
Short-Term Investments	446,754,593	13,601,117	–	460,355,710
Total Investments, at fair value	$4,880,015,527	$1,886,472,094	$5,325,555	$6,771,813,176
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(38,202,258)	$–	$(38,202,258)
Total Liabilities	$–	$(38,202,258)	$–	$(38,202,258)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aurora Innovation, Inc., - Series B	3/1/2019	$5,325,555	$5,325,555
		$5,325,555	$5,325,555

At March 31, 2019, the following OTC purchased equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts		Notional Amount	Cost	Fair Value

Conagra Brands, Inc.	Citigroup Global Markets	Call	01/17/20	25.000	USD	4,100	11,373,400	$574,277	$1,763,000
								$574,277	$1,763,000

At March 31, 2019, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Abbott Laboratories	JPMorgan Chase Bank N.A.	Call	01/17/20	USD	85.000	1,952	USD	15,604,288	$615,113	$(714,432)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/17/20	USD	1,300.000	319	USD	37,428,589	1,539,076	(1,563,100)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/17/20	USD	1,340.000	76	USD	8,917,156	603,766	(281,960)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/17/20	USD	1,365.000	289	USD	33,908,659	843,200	(900,235)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/17/20	USD	1,400.000	77	USD	9,034,487	475,703	(187,880)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/17/20	USD	1,500.000	77	USD	9,034,487	310,803	(85,162)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	1,800.000	59	USD	10,506,425	1,105,424	(1,110,675)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,000.000	20	USD	3,561,500	232,160	(215,000)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,025.000	20	USD	3,561,500	218,160	(199,600)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,100.000	20	USD	3,561,500	179,160	(157,900)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,300.000	92	USD	16,382,900	982,555	(373,704)
Amazon.com, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	2,500.000	39	USD	6,944,925	481,544	(80,730)
Amazon.com, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	2,600.000	39	USD	6,944,925	400,532	(56,258)
Amazon.com, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	2,700.000	40	USD	7,123,000	341,896	(41,600)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/17/20	USD	82.500	588	USD	4,924,500	187,306	(314,580)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/17/20	USD	85.000	2,666	USD	22,327,750	376,925	(1,090,394)
American Tower Corp.	Citigroup Global Markets	Call	01/17/20	USD	180.000	577	USD	11,370,362	367,088	(1,347,295)
American Tower Corp.	Citigroup Global Markets	Call	01/17/20	USD	200.000	173	USD	3,409,138	162,914	(176,979)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
American Tower Corp.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	170.000	465	USD	9,163,290	$497,594	$(1,478,700)
American Tower Corp.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	175.000	1,416	USD	27,903,696	1,092,390	(3,978,960)
Anthem Inc.	Citigroup Global Markets	Call	01/17/20	USD	300.000	227	USD	6,514,446	412,459	(438,110)
Anthem Inc.	Citigroup Global Markets	Call	01/17/20	USD	310.000	227	USD	6,514,446	321,659	(344,473)
Anthem Inc.	Citigroup Global Markets	Call	01/17/20	USD	330.000	462	USD	13,258,476	762,171	(408,870)
Booking Holdings, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,075.000	143	USD	24,952,213	1,296,378	(797,225)
Booking Holdings, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,100.000	26	USD	4,536,766	350,831	(132,340)
Booking Holdings, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,125.000	26	USD	4,536,766	328,471	(115,440)
Enterprise Products Partners L.P.	Citigroup Global Markets	Call	01/17/20	USD	30.000	3,655	USD	10,636,050	329,069	(365,500)
Facebook, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/17/20	USD	220.000	1,589	USD	26,487,041	671,852	(514,836)
Intuit, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	260.000	802	USD	20,965,082	790,090	(2,016,228)
Intuit, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	270.000	357	USD	9,332,337	350,147	(724,710)
McDonald's Corp.	Credit Suisse Securiites (USA) LLC	Call	01/17/20	USD	195.000	599	USD	11,375,010	558,047	(581,030)
McDonald's Corp.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	200.000	599	USD	11,375,010	458,955	(455,240)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	120.000	886	USD	10,449,484	549,648	(784,110)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	125.000	3,471	USD	40,936,974	1,770,497	(2,256,150)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	130.000	3,470	USD	40,925,180	1,238,314	(1,623,960)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	135.000	674	USD	7,949,156	309,036	(222,420)
NextEra Energy, Inc.	Citigroup Global Markets	Call	01/17/20	USD	195.000	308	USD	5,954,256	107,492	(314,160)
NextEra Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	200.000	2,009	USD	38,837,988	866,988	(1,556,975)
S&P Global, Inc.	Citigroup Global Markets	Call	01/17/20	USD	220.000	328	USD	6,906,040	277,473	(328,000)
S&P Global, Inc.	Citigroup Global Markets	Call	01/17/20	USD	230.000	329	USD	6,927,095	161,647	(215,495)
Texas Instruments, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	130.000	134	USD	1,421,338	97,245	(23,517)
Texas Instruments, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/20	USD	120.000	657	USD	6,968,799	167,995	(254,259)
Texas Instruments, Inc.	RBC Capital Markets, LLC	Call	01/17/20	USD	125.000	3,049	USD	32,340,743	1,004,591	(853,720)
Thermo Fisher Scientific Inc.	Citigroup Global Markets	Call	01/17/20	USD	300.000	381	USD	10,428,732	298,384	(438,150)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/17/20	USD	280.000	265	USD	6,552,390	290,027	(218,625)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/17/20	USD	300.000	456	USD	11,275,056	669,522	(186,960)
UnitedHealth Group, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	270.000	676	USD	16,714,776	847,615	(787,540)
UnitedHealth Group, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	290.000	461	USD	11,398,686	839,195	(242,025)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/20	USD	310.000	1,193	USD	29,498,118	1,003,844	(295,864)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	150.000	549	USD	8,574,831	$508,594	$(894,870)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	155.000	549	USD	8,574,831	413,177	(716,445)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	160.000	885	USD	13,822,815	612,574	(920,400)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	165.000	758	USD	11,839,202	378,722	(613,980)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	170.000	1,076	USD	16,806,044	579,720	(661,740)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	175.000	1,075	USD	16,790,425	405,456	(466,550)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/17/20	USD	100.000	843	USD	8,413,983	306,076	(583,777)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/17/20	USD	105.000	3,356	USD	33,496,236	776,634	(1,493,420)
									$32,123,904	$(38,202,258)

Currency Abbreviations
USD	-	United States Dollar

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $5,950,284,749.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$862,934,101
Gross Unrealized Depreciation	(79,607,823)

Net Unrealized Appreciation	$783,326,278

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
		Communication Services: 6.2%
138,960		AT&T, Inc.	$4,357,786	0.5
93,610		CenturyLink, Inc.	1,122,384	0.1
238,061		Comcast Corp. – Class A	9,517,679	1.2
154,446	(1)	Fox Corp. - Class B	5,541,522	0.7
459,754		News Corp - Class A	5,719,340	0.7
543,973		Telefonica S.A.	4,556,816	0.6
292,858		Verizon Communications, Inc.	17,316,693	2.1
26,360		Walt Disney Co.	2,926,751	0.3
			51,058,971	6.2

		Consumer Discretionary: 2.5%
54,659		Adient plc	708,381	0.1
60,877		Kohl's Corp.	4,186,511	0.5
116,200		L Brands, Inc.	3,204,796	0.4
134,879		Las Vegas Sands Corp.	8,222,224	1.0
304,000	(1),(2)	Mattel, Inc.	3,952,000	0.5
			20,273,912	2.5

		Consumer Staples: 7.8%
27,200		Archer-Daniels-Midland Co.	1,173,136	0.1
49,800		Bunge Ltd.	2,642,886	0.3
310,280		Conagra Brands, Inc.	8,607,167	1.0
123,075		Coty, Inc - Class A	1,415,363	0.2
27,000		Kellogg Co.	1,549,260	0.2
107,229		Kimberly-Clark Corp.	13,285,673	1.6
31,000		PepsiCo, Inc.	3,799,050	0.5
127,400		Philip Morris International, Inc.	11,260,886	1.4
178,101		Tyson Foods, Inc.	12,365,552	1.5
84,100		Walmart, Inc.	8,202,273	1.0
			64,301,246	7.8

		Energy: 10.0%
64,408		Chevron Corp.	7,933,777	1.0
23,640		EQT Corp.	490,294	0.1
57,532		Equitrans Midstream Corp.	1,253,047	0.2
255,524		Exxon Mobil Corp.	20,646,339	2.5
126,700		Hess Corp.	7,631,141	0.9
133,300		Occidental Petroleum Corp.	8,824,460	1.1
33,900		Pioneer Natural Resources Co.	5,162,292	0.6
301,900		Total S.A. ADR	16,800,735	2.0
294,500		TransCanada Corp.	13,234,830	1.6
			81,976,915	10.0

		Financials: 22.4%
255,602		American International Group, Inc.	11,006,222	1.3
11,716		Ameriprise Financial, Inc.	1,500,820	0.2
30,138		AXA Equitable Holdings, Inc.	606,979	0.1
16,919		Bank of America Corp.	466,795	0.0
62,600		Bank of New York Mellon Corp.	3,156,918	0.4
105,756	(1)	Brighthouse Financial, Inc.	3,837,885	0.5
98,803		Chubb Ltd.	13,840,324	1.7
98,700		Citigroup, Inc.	6,141,114	0.7
404,600		Fifth Third Bancorp	10,204,012	1.2
223,600		Franklin Resources, Inc.	7,410,104	0.9
249,000		JPMorgan Chase & Co.	25,206,270	3.1
95,600		Keycorp	1,505,700	0.2
188,522		Loews Corp.	9,035,860	1.1
33,300		Marsh & McLennan Cos., Inc.	3,126,870	0.4
241,233		Metlife, Inc.	10,269,289	1.2
319,005		Morgan Stanley	13,462,011	1.6
26,400		Northern Trust Corp.	2,386,824	0.3
66,214		PNC Financial Services Group, Inc.	8,121,809	1.0
160,400		State Street Corp.	10,555,924	1.3
225,100		US Bancorp	10,847,569	1.3
562,700		Wells Fargo & Co.	27,189,664	3.3
28,109		Willis Towers Watson PLC	4,937,346	0.6
			184,816,309	22.4

		Health Care: 12.7%
11,100		Allergan PLC	1,625,151	0.2
48,558		Anthem, Inc.	13,935,175	1.7
11,800		Becton Dickinson & Co.	2,946,814	0.4
89,123		Bristol-Myers Squibb Co.	4,252,058	0.5
155,523		CVS Health Corp.	8,387,355	1.0
149,700		Gilead Sciences, Inc.	9,731,997	1.2
47,200		GlaxoSmithKline PLC ADR	1,972,488	0.3
274,600		GlaxoSmithKline PLC	5,705,064	0.7
119,300		Johnson & Johnson	16,676,947	2.0
118,227		Medtronic PLC	10,768,115	1.3
122,600		Merck & Co., Inc.	10,196,642	1.2
393,276		Pfizer, Inc.	16,702,432	2.0
11,400		Zimmer Biomet Holdings, Inc.	1,455,780	0.2
			104,356,018	12.7

		Industrials: 11.6%
93,434		Alaska Air Group, Inc.	5,243,516	0.6
42,500		Boeing Co.	16,210,350	2.0
72,000		Delta Air Lines, Inc.	3,718,800	0.4
70,300		Emerson Electric Co.	4,813,441	0.6
8,612		Flowserve Corp.	388,746	0.0
643,800		General Electric Co.	6,431,562	0.8
83,347		Harris Corp.	13,311,349	1.6
9,100		Illinois Tool Works, Inc.	1,306,123	0.2
328,134		Johnson Controls International plc	12,121,270	1.5
303,707		Nielsen Holdings PLC	7,188,745	0.9
2,100		Northrop Grumman Corp.	566,160	0.1
61,300		nVent Electric PLC	1,653,874	0.2
34,800		Paccar, Inc.	2,371,272	0.3
31,283		Pentair PLC	1,392,406	0.2
45,300		Southwest Airlines Co.	2,351,523	0.3
92,704	(1)	Stericycle, Inc.	5,044,952	0.6

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
99,538		United Parcel Service, Inc. - Class B	$11,122,376	1.3
3,083		Wabtec Corp.	227,279	0.0
			95,463,744	11.6

		Information Technology: 7.7%
113,000		Applied Materials, Inc.	4,481,580	0.5
282,700		Cisco Systems, Inc.	15,262,973	1.8
94,600		Hewlett Packard Enterprise Co.	1,459,678	0.2
143,300		Microsoft Corp.	16,900,802	2.0
18,600		NXP Semiconductor NV - NXPI - US	1,644,054	0.2
261,000		Qualcomm, Inc.	14,884,830	1.8
16,700		TE Connectivity Ltd.	1,348,525	0.2
59,600		Texas Instruments, Inc.	6,321,772	0.8
32,200		Western Digital Corp.	1,547,532	0.2
			63,851,746	7.7

		Materials: 4.5%
14,277		Akzo Nobel NV	1,268,281	0.1
167,300		CF Industries Holdings, Inc.	6,839,224	0.9
305,643		DowDuPont, Inc.	16,293,828	2.0
163,893		International Paper Co.	7,583,329	0.9
32,100		Nucor Corp.	1,873,035	0.2
9,000		PPG Industries, Inc.	1,015,830	0.1
22,000		Vulcan Materials Co.	2,604,800	0.3
			37,478,327	4.5

		Real Estate: 3.1%
105,950		Equity Residential	7,980,154	1.0
159,533		Rayonier, Inc.	5,028,480	0.6
53,738		SL Green Realty Corp.	4,832,121	0.6
283,124		Weyerhaeuser Co.	7,457,486	0.9
			25,298,241	3.1

		Utilities: 5.8%
45,100		Duke Energy Corp.	4,059,000	0.5
89,485		Edison International	5,540,911	0.7
64,300		Evergy, Inc.	3,732,615	0.4
432,507		NiSource, Inc.	12,395,651	1.5
34,874	(1)	PG&E Corp.	620,757	0.1
25,895		Sempra Energy	3,259,145	0.4
351,330		Southern Co.	18,156,734	2.2
			47,764,813	5.8

	Total Common Stock
	(Cost $654,407,087)		776,640,242	94.3

PREFERRED STOCK: 2.6%
		Health Care: 0.9%
111,762	(1)	Becton Dickinson and Co.	6,908,009	0.9

		Utilities: 1.7%
18,163	(1)	DTE Energy Co.	1,005,322	0.1
117,359	(1)	NextEra Energy, Inc.	7,259,828	0.9
40,778	(1)	Sempra Energy SRE A	4,310,235	0.5
12,265	(1)	Sempra Energy SRE B	1,302,052	0.2
			13,877,437	1.7

	Total Preferred Stock
	(Cost $17,546,611)		20,785,446	2.6

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.5%
		Consumer, Cyclical: 0.3%
2,786,000	(3)	Mattel, Inc., 6.750%, 12/31/2025	2,747,692	0.3

		Utilities: 0.2%
915,000	(2),(4)	Pacific Gas & Electric Co., 3.950%, 12/01/2047	738,863	0.1
820,000	(4)	Pacific Gas & Electric Co., 4.000%, 12/01/2046	665,225	0.1
			1,404,088	0.2

		Total Corporate Bonds/Notes
		(Cost $4,074,685)	4,151,780	0.5

CONVERTIBLE BONDS/NOTES: 0.2%
		Financial: 0.2%
1,632,000	(3)	AXA SA, 7.250%, 05/15/2021	1,640,348	0.2

		Total Convertible Bonds/Notes
		(Cost $1,632,000)	1,640,348	0.2

		Total Long-Term Investments
		(Cost $677,660,383)	803,217,816	97.6

SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateral(5): 0.5%
223,639		Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $223,686, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $228,112, due 04/25/19-08/15/48)	223,639	0.0

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
1,063,641	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,063,874, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $1,085,155, due 12/01/33-02/01/49)	$1,063,641	0.1
1,063,641	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,063,873, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,084,914, due 04/15/19-10/20/68)	1,063,641	0.2
1,063,641	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,063,874, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,084,922, due 04/03/19-07/15/36)	1,063,641	0.1
1,063,641	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,063,873, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,084,914, due 04/11/19-09/09/49)	1,063,641	0.1
		4,478,203	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
17,338,952	(6) T. Rowe Price Government Reserve Fund, 2.550%
	(Cost $17,338,952)	17,338,952	2.1

	Total Short-Term Investments
	(Cost $21,817,155)	21,817,155	2.6

	Total Investments in Securities (Cost $699,477,538)	$825,034,971	100.2
	Liabilities in Excess of Other Assets	(1,623,845)	(0.2)
	Net Assets	$823,411,126	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Defaulted security
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$46,502,155	$4,556,816	$–	$51,058,971
Consumer Discretionary	20,273,912	–	–	20,273,912
Consumer Staples	64,301,246	–	–	64,301,246
Energy	81,976,915	–	–	81,976,915
Financials	184,816,309	–	–	184,816,309
Health Care	98,650,954	5,705,064	–	104,356,018
Industrials	95,463,744	–	–	95,463,744
Information Technology	63,851,746	–	–	63,851,746
Materials	36,210,046	1,268,281	–	37,478,327
Real Estate	25,298,241	–	–	25,298,241
Utilities	47,764,813	–	–	47,764,813
Total Common Stock	765,110,081	11,530,161	–	776,640,242
Preferred Stock	20,785,446	–	–	20,785,446
Corporate Bonds/Notes	–	4,151,780	–	4,151,780
Convertible Bonds/Notes	–	1,640,348	–	1,640,348
Short-Term Investments	17,338,952	4,478,203	–	21,817,155
Total Investments, at fair value	$803,234,479	$21,800,492	$–	$825,034,971

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $704,054,869.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$165,152,542
Gross Unrealized Depreciation	(44,172,518)

Net Unrealized Appreciation	$120,980,024

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Australia: 2.3%
282,522		Amcor Ltd.	$3,091,184	1.5
641,052		South32 Ltd. - AUD	1,702,502	0.8
			4,793,686	2.3

		Austria: 1.0%
57,555		Erste Group Bank AG	2,115,366	1.0

		Belgium: 0.2%
4,094	(1),(2)	Galapagos NV	481,402	0.2

		Bermuda: 0.5%
60,013	(1),(2)	Liberty Latin America Ltd.	1,167,253	0.5

		Brazil: 1.3%
156,600		Banco Bradesco SA ADR	1,708,506	0.8
24,355	(1),(2)	StoneCo Ltd.	1,001,234	0.5
			2,709,740	1.3

		Canada: 5.7%
69,000		Canadian Natural Resources Ltd.	1,894,421	0.9
6,578		Canadian Pacific Railway Ltd.	1,355,324	0.6
57,425		Magna International, Inc.	2,796,023	1.3
28,609	(1)	Restaurant Brands International, Inc.	1,862,732	0.9
171,267	(2)	Seven Generations Energy Ltd.	1,236,747	0.6
26,000		TransCanada Corp.	1,168,440	0.6
18,300		Waste Connections, Inc.	1,621,197	0.8
			11,934,884	5.7

		China: 7.2%
9,695	(2)	58.com, Inc. ADR	636,768	0.3
23,421	(2)	Alibaba Group Holding Ltd. ADR	4,273,161	2.0
232,200		BTG Hotels Group Co. Ltd. - A Shares	759,070	0.4
338,000		China Mengniu Dairy Co., Ltd.	1,257,974	0.6
320,000		China Overseas Land & Investment Ltd.	1,217,763	0.6
207,900		Gree Electric Appliances, Inc. of Zhuhai - A Shares	1,460,369	0.7
14,989		Kweichow Moutai Co. Ltd. - A Shares	1,901,070	0.9
78,900		Tencent Holdings Ltd.	3,628,437	1.7
			15,134,612	7.2

		Finland: 0.7%
31,811		Sampo OYJ	1,441,771	0.7

		France: 6.3%
17,126		Air Liquide SA	2,179,489	1.0
34,215		BNP Paribas	1,628,238	0.8
1,050		Dassault Aviation SA	1,548,864	0.7
15,509		EssilorLuxottica SA	1,694,209	0.8
1,392		LVMH Moet Hennessy Louis Vuitton SE	512,723	0.2
12,665		Schneider Electric SE	994,063	0.5
30,964		Thales S.A.	3,709,819	1.8
11,652	(2)	UbiSoft Entertainment	1,039,046	0.5
			13,306,451	6.3

		Germany: 5.0%
36,144		Bayer AG	2,327,392	1.1
22,826		Fresenius SE & Co. KGaA	1,275,795	0.6
28,851		Infineon Technologies AG	572,765	0.3
8,710	(2)	Knorr-Bremse AG	866,464	0.4
9,403		Merck KGaA	1,073,555	0.5
14,688		SAP SE	1,698,007	0.8
260,074		Telefonica Deutschland Holding AG	816,579	0.4
6,210	(1)	Wirecard AG	780,121	0.4
27,361	(1),(2),(3)	Zalando SE	1,066,559	0.5
			10,477,237	5.0

		Hong Kong: 3.8%
396,400		AIA Group Ltd.	3,963,909	1.9
154,240		CK Hutchison Holdings Ltd.	1,621,889	0.7
39,700		Jardine Matheson Holdings Ltd.	2,478,456	1.2
			8,064,254	3.8

		India: 5.0%
202,704	(2)	Axis Bank Ltd.	2,271,544	1.1
138,616		Housing Development Finance Corp.	3,937,102	1.9
4,956		Maruti Suzuki India Ltd.	477,112	0.2
1,503,723		NTPC Ltd.	2,921,771	1.4
234,492		Yes Bank Ltd.	929,293	0.4
			10,536,822	5.0

		Indonesia: 1.8%
1,281,700		Bank Central Asia Tbk PT	2,501,089	1.2
22,383,000		Sarana Menara Nusantara Tbk PT	1,234,792	0.6
			3,735,881	1.8

		Italy: 0.9%
280,499		Banca Mediolanum SpA	1,990,557	0.9

		Japan: 13.7%
5,000		Bridgestone Corp.	192,667	0.1
16,900		Chugai Pharmaceutical Co., Ltd.	1,164,055	0.6
15,100		Daiichi Sankyo Co., Ltd.	697,283	0.3
5,900		Disco Corp.	844,947	0.4
19,300		en-japan, Inc.	563,803	0.3
86,300		Fujitsu General Ltd.	1,223,492	0.6
5,900		Hoshizaki Corp.	366,251	0.2
59,700		Inpex Corp.	567,921	0.3
33,900		Japan Tobacco, Inc.	839,629	0.4
29,400	(1)	Kansai Paint Co., Ltd.	561,980	0.3

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
15,100		Koito Manufacturing Co., Ltd.	$858,481	0.4
6,700		Kusuri no Aoki Holdings Co. Ltd.	480,149	0.2
168,800		Mitsubishi Electric Corp.	2,177,924	1.0
39,000		Murata Manufacturing Co., Ltd.	1,951,755	0.9
66,000		Nippon Telegraph & Telephone Corp.	2,813,652	1.3
26,700		Outsourcing, Inc.	331,498	0.2
68,300		Persol Holdings Co. Ltd	1,109,083	0.5
83,000	(2)	Renesas Electronics Corp.	385,712	0.2
56,000		Sega Sammy Holdings, Inc.	661,685	0.3
74,100		Seven & I Holdings Co., Ltd.	2,795,807	1.3
42,100		Stanley Electric Co., Ltd.	1,134,495	0.5
13,900		Suzuki Motor Corp.	616,158	0.3
100,960		Takeda Pharmaceutical Co., Ltd.	4,134,539	2.0
36,600		Terumo Corp.	1,120,168	0.5
5,100		Trend Micro, Inc.	248,731	0.1
437,700		Yahoo! Japan Corp.	1,073,526	0.5
			28,915,391	13.7

		Netherlands: 5.1%
15,330		Airbus SE	2,031,790	1.0
13,889		ASML Holding NV	2,610,446	1.2
62,561		Koninklijke Philips NV	2,556,103	1.2
39,931		NXP Semiconductor NV - NXPI - US	3,529,501	1.7
			10,727,840	5.1

		Peru: 0.6%
5,575		Credicorp Ltd.	1,337,721	0.6

		Philippines: 0.4%
44,190		SM Investments Corp.	786,833	0.4

		Portugal: 1.9%
123,419		Galp Energia SGPS SA	1,977,637	0.9
144,522		Jeronimo Martins SGPS SA	2,133,930	1.0
			4,111,567	1.9

		South Africa: 3.6%
358,348		FirstRand Ltd.	1,569,093	0.7
29,368	(2)	MultiChoice Group Ltd.	245,670	0.1
24,849		Naspers Ltd.	5,790,852	2.8
			7,605,615	3.6

		South Korea: 3.2%
1,113		LG Household & Health Care Ltd.	1,390,853	0.7
22,762		NAVER Corp.	2,491,126	1.2
71,768		Samsung Electronics Co., Ltd.	2,830,740	1.3
			6,712,719	3.2

		Spain: 1.5%
29,539		Amadeus IT Group SA	2,367,531	1.1
36,976		Grifols SA ADR	743,587	0.4
			3,111,118	1.5

		Sweden: 2.8%
160,813		Essity AB	4,640,795	2.2
24,723	(2)	Hexagon AB	1,292,088	0.6
			5,932,883	2.8

		Switzerland: 6.4%
1,468		dorma+kaba Holding AG	1,051,889	0.5
39,379		Julius Baer Group Ltd.	1,592,967	0.7
8,014		Lonza Group AG	2,488,001	1.2
40,020		Nestle SA	3,815,924	1.8
4,816		Roche Holding AG	1,327,072	0.6
274,216		UBS Group AG	3,327,213	1.6
			13,603,066	6.4

		Taiwan: 2.5%
11,000		Largan Precision Co. Ltd.	1,649,823	0.8
456,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,652,131	1.7
			5,301,954	2.5

		Thailand: 0.6%
559,400		CP ALL PCL (Foreign)	1,318,187	0.6

		United Arab Emirates: 0.5%
252,519		First Abu Dhabi Bank PJSC	1,050,400	0.5

		United Kingdom: 8.6%
88,019		British American Tobacco PLC	3,671,980	1.7
39,032		Burberry Group PLC	994,802	0.5
349,216	(3)	ConvaTec Group PLC	644,366	0.3
29,107	(2)	Farfetch Ltd.	783,269	0.4
10,532		Linde PLC	1,854,399	0.9
9,776	(2)	LivaNova PLC	950,716	0.4
29,713		London Stock Exchange Group PLC	1,837,938	0.9
92,591		Prudential PLC	1,856,040	0.9
21,893		Reckitt Benckiser Group PLC	1,822,003	0.9
127,237		Smith & Nephew PLC	2,526,819	1.2
614,135		Vodafone Group PLC	1,119,113	0.5
			18,061,445	8.6

		United States: 3.2%
1,211	(2)	Booking Holdings, Inc.	2,113,086	1.0
11,825	(2)	Globant SA	844,305	0.4
10,600		Mastercard, Inc. - Class A	2,495,770	1.2
14,414		Philip Morris International, Inc.	1,274,054	0.6
			6,727,215	3.2

	Total Common Stock
	(Cost $181,709,155)		203,193,870	96.3

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.4%
		China: 0.2%
9,427	(2),(4),(5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	$452,402	0.2

		Germany: 0.2%
2,349		Sartorius AG	403,695	0.2

	Total Preferred Stock
	(Cost $584,009)		856,097	0.4

	Total Long-Term Investments
	(Cost $182,293,164)		204,049,967	96.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateral(6): 2.8%
290,803	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $290,865, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $296,619, due 04/25/19-08/15/48)	290,803	0.1
1,382,333	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,382,634, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,409,980, due 04/15/19-10/20/68)	1,382,333	0.6
1,382,333	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,382,636, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,409,990, due 04/03/19-07/15/36)	1,382,333	0.7
1,382,333	MUFG Securities America Inc., Repurchase Agreement dated 03/29/19, 2.63%, due 04/01/19 (Repurchase Amount $1,382,632, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,409,980, due 01/01/29-01/01/49)	1,382,333	0.7
1,382,333	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,382,634, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,409,980, due 04/11/19-09/09/49)	1,382,333	0.7
		5,820,135	2.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
4,666,289	(7) T. Rowe Price Government Reserve Fund, 2.550%
	(Cost $4,666,289)	4,666,289	2.2

	Total Short-Term Investments
	(Cost $10,486,424)	10,486,424	5.0

	Total Investments in Securities (Cost $192,779,588)	$214,536,391	101.7
	Liabilities in Excess of Other Assets	(3,603,074)	(1.7)
	Net Assets	$210,933,317	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2019, the Portfolio held restricted securities with a fair value of $452,402 or 0.2% of net assets. Please refer to the table below for additional details.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	16.6%
Consumer Discretionary	13.9
Information Technology	13.6
Consumer Staples	13.0
Health Care	11.3
Industrials	10.7
Communication Services	7.9
Materials	4.5
Energy	3.2
Utilities	1.4
Real Estate	0.6
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:*

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,793,686	$–	$4,793,686
Austria	–	2,115,366	–	2,115,366
Belgium	–	481,402	–	481,402
Bermuda	1,167,253	–	–	1,167,253
Brazil	2,709,740	–	–	2,709,740
Canada	11,934,884	–	–	11,934,884
China	4,909,929	10,224,683	–	15,134,612
Finland	–	1,441,771	–	1,441,771
France	1,548,864	11,757,587	–	13,306,451
Germany	1,883,138	8,594,099	–	10,477,237
Hong Kong	–	8,064,254	–	8,064,254
India	–	10,536,822	–	10,536,822
Indonesia	–	3,735,881	–	3,735,881
Italy	–	1,990,557	–	1,990,557
Japan	–	28,915,391	–	28,915,391
Netherlands	3,529,501	7,198,339	–	10,727,840
Peru	1,337,721	–	–	1,337,721
Philippines	–	786,833	–	786,833
Portugal	–	4,111,567	–	4,111,567
South Africa	245,670	7,359,945	–	7,605,615
South Korea	–	6,712,719	–	6,712,719
Spain	743,587	2,367,531	–	3,111,118
Sweden	–	5,932,883	–	5,932,883
Switzerland	–	13,603,066	–	13,603,066
Taiwan	–	5,301,954	–	5,301,954
Thailand	–	1,318,187	–	1,318,187
United Arab Emirates	–	1,050,400	–	1,050,400
United Kingdom	1,733,985	16,327,460	–	18,061,445
United States	6,727,215	–	–	6,727,215
Total Common Stock	38,471,487	164,722,383	–	203,193,870
Preferred Stock	–	403,695	452,402	856,097

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Short-Term Investments	$4,666,289	$5,820,135	$–	$10,486,424
Total Investments, at fair value	$43,137,776	$170,946,213	$452,402	$214,536,391
Other Financial Instruments+
Forward Foreign Currency Contracts	–	681	–	681
Total Assets	$43,137,776	$170,946,894	$452,402	$214,537,072
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(5,231)	$–	$(5,231)
Total Liabilities	$–	$(5,231)	$–	$(5,231)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For the period ended March 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2019, securities valued at $4,262,311 and $2,137,149 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, VY® T. Rowe Price International Stock Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	$258,547	$452,402
		$258,547	$452,402

At March 31, 2019, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 17,012,288	USD 153,822	Goldman Sachs International	04/03/19	$(1,046)
USD 164,968	JPY 18,235,010	JPMorgan Chase Bank N.A.	04/01/19	436
USD 1,026,241	JPY 114,030,000	State Street Bank and Trust Co.	04/15/19	(3,841)
JPY 5,677,311	USD 51,569	The Bank of New York Mellon	04/02/19	(344)
USD 49,231	JPY 5,454,834	The Bank of New York Mellon	04/03/19	245
				$(4,550)

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Cost for federal income tax purposes was $194,348,849.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$34,800,955
Gross Unrealized Depreciation	(14,293,131)

Net Unrealized Appreciation	$20,507,824

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Canada: 2.4%
99,100		Husky Energy, Inc.	$982,583	0.7
95,893		Wheaton Precious Metals Corp.	2,282,603	1.7
			3,265,186	2.4

		China: 6.9%
10,340	(1)	Baidu, Inc. ADR	1,704,549	1.2
973,000		China Life Insurance Co., Ltd. - H Shares	2,623,337	1.9
157,500		China Mobile Ltd.	1,607,182	1.2
11,144		China Telecom Corp., Ltd. ADR	624,175	0.5
2,726,000		China Telecom Corp., Ltd. - H Shares	1,516,812	1.1
1,368,100		Kunlun Energy Co. Ltd.	1,432,102	1.0
			9,508,157	6.9

		Denmark: 2.1%
1,123	(2)	AP Moller - Maersk A/S - Class B	1,423,794	1.0
17,104		Vestas Wind Systems A/S	1,441,631	1.1
			2,865,425	2.1

		France: 7.5%
56,148		BNP Paribas	2,671,995	1.9
24,898		Cie de Saint-Gobain	902,780	0.7
124,193		Credit Agricole SA	1,499,505	1.1
31,257		Sanofi	2,763,887	2.0
110,391		Veolia Environnement	2,469,888	1.8
			10,308,055	7.5

		Germany: 5.9%
36,701		Bayer AG	2,363,259	1.7
154,231		E.ON AG	1,716,327	1.2
16,433		Merck KGaA	1,876,181	1.4
19,972		Siemens AG	2,147,848	1.6
			8,103,615	5.9

		Hong Kong: 1.6%
186,000		CK Hutchison Holdings Ltd.	1,955,856	1.4
290,200		Value Partners Group Ltd.	226,126	0.2
			2,181,982	1.6

		Indonesia: 0.3%
1,312,500		Matahari Department Store Tbk PT	377,930	0.3

		Ireland: 0.5%
104,786		Bank of Ireland Group PLC	625,367	0.5

		Israel: 1.5%
134,401	(1)	Teva Pharmaceutical Industries Ltd. ADR	2,107,408	1.5

		Italy: 2.5%
190,871		ENI S.p.A.	3,372,426	2.5

		Japan: 7.5%
68,100		Mitsui Fudosan Co., Ltd.	1,715,544	1.3
180,400		Panasonic Corp.	1,555,427	1.1
40,400		Seven & I Holdings Co., Ltd.	1,524,300	1.1
19,500		Sumitomo Mitsui Financial Group, Inc.	682,865	0.5
30,700		Suntory Beverage & Food Ltd.	1,443,868	1.1
25,200		Taiheiyo Cement Corp.	841,653	0.6
61,540		Takeda Pharmaceutical Co., Ltd.	2,520,201	1.8
			10,283,858	7.5

		Luxembourg: 1.9%
163,620		SES S.A. - Luxembourg	2,544,804	1.9

		Netherlands: 4.2%
289,086		Aegon NV	1,388,620	1.0
7,051		Akzo Nobel NV	626,368	0.5
119,125		Royal Dutch Shell PLC - Class B	3,765,034	2.7
			5,780,022	4.2

		Singapore: 2.4%
1,443,900		Singapore Telecommunications Ltd.	3,223,817	2.4

		South Korea: 3.4%
43,400		KB Financial Group, Inc.	1,605,895	1.2
77,612		Samsung Electronics Co., Ltd.	3,061,244	2.2
			4,667,139	3.4

		Spain: 1.0%
162,342		Telefonica S.A.	1,359,925	1.0

		Sweden: 0.3%
31,973		Getinge AB	372,854	0.3

		Switzerland: 3.9%
5,538		Novartis AG	532,310	0.4
10,912		Roche Holding AG	3,006,855	2.2
151,970		UBS Group AG	1,843,935	1.3
			5,383,100	3.9

		Thailand: 1.5%
276,600		Bangkok Bank PCL	1,806,397	1.3
42,500		Bangkok Bank PCL - Foreign Reg	277,556	0.2
			2,083,953	1.5

		United Kingdom: 8.4%
482,898		BP PLC	3,506,570	2.6
273,510		HSBC Holdings PLC (HKD)	2,226,841	1.6
572,200		Kingfisher PLC	1,754,784	1.3
330,085		Standard Chartered PLC	2,544,422	1.8
857,575		Vodafone Group PLC	1,562,724	1.1
			11,595,341	8.4

		United States: 33.0%
19,051		Allergan PLC	2,789,257	2.0

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
837	(1)	Alphabet, Inc. - Class A	$985,057	0.7
23,230		AmerisourceBergen Corp.	1,847,249	1.3
67,910		Apache Corp.	2,353,761	1.7
27,060		Capital One Financial Corp.	2,210,531	1.6
28,610		Cardinal Health, Inc.	1,377,571	1.0
11,410	(1)	Celgene Corp.	1,076,419	0.8
53,690		Citigroup, Inc.	3,340,592	2.4
63,720		Comcast Corp. – Class A	2,547,526	1.9
53,700	(1)	CommScope Holding Co., Inc.	1,166,901	0.8
202,100	(2)	Coty, Inc - Class A	2,324,150	1.7
6,370		Eli Lilly & Co.	826,571	0.6
28,300		Exxon Mobil Corp.	2,286,640	1.7
39,750		Gilead Sciences, Inc.	2,584,147	1.9
50,320		Kellogg Co.	2,887,362	2.1
75,300		Kroger Co.	1,852,380	1.3
113,300	(1),(2)	Mattel, Inc.	1,472,900	1.1
42,870	(1)	Navistar International Corp.	1,384,701	1.0
60,070		Oracle Corp.	3,226,360	2.4
14,650		Perrigo Co. PLC	705,544	0.5
19,140		United Parcel Service, Inc. - Class B	2,138,704	1.6
40,600		Walgreens Boots Alliance, Inc.	2,568,762	1.9
28,800		Wells Fargo & Co.	1,391,616	1.0
			45,344,701	33.0

	Total Common Stock
	(Cost $142,764,974)		135,355,065	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.9%
		U.S. Government Agency Obligations: 0.9%
1,300,000	(3)	Federal Home Loan Bank Discount Notes, 2.246%, 04/01/2019
		(Cost $1,300,000)	1,300,000	0.9

		Securities Lending Collateral(4): 3.9%
99,392		Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $99,413, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $101,380, due 04/25/19-08/15/48)	99,392	0.1
1,259,970		Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,260,244, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,285,169, due 04/15/19-10/20/68)	1,259,970	0.9
1,259,970		Citigroup, Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,260,244, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,285,169, due 04/02/19-10/20/68)	1,259,970	0.9
1,259,970		Guggenheim Securities LLC, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,260,244, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.302%-5.458%, Market Value plus accrued interest $1,285,169, due 01/01/27-05/20/68)	1,259,970	0.9
1,259,970		Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,260,247, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,285,179, due 04/03/19-07/15/36)	1,259,970	0.9

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
165,492	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $165,528, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $168,802, due 04/11/19-09/09/49)	$165,492	0.2
		5,304,764	3.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
158,583	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.360%
	(Cost $158,583)	158,583	0.1

	Total Short-Term Investments
	(Cost $6,763,347)	6,763,347	4.9

	Total Investments in Securities (Cost $149,528,321)	$142,118,412	103.6
	Liabilities in Excess of Other Assets	(4,875,617)	(3.6)
	Net Assets	$137,242,795	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2019.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2019.

Sector Diversification	Percentage of Net Assets
Financials	19.6%
Health Care	19.5
Energy	12.9
Communication Services	12.9
Consumer Staples	9.2
Industrials	8.3
Information Technology	5.4
Consumer Discretionary	3.8
Utilities	3.1
Materials	2.7
Real Estate	1.3
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(3.6)
Net Assets	100.0%

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock
Canada	$3,265,186	$–	$–	$3,265,186
China	2,328,724	7,179,433	–	9,508,157
Denmark	–	2,865,425	–	2,865,425
France	–	10,308,055	–	10,308,055
Germany	–	8,103,615	–	8,103,615
Hong Kong	–	2,181,982	–	2,181,982
Indonesia	–	377,930	–	377,930
Ireland	–	625,367	–	625,367
Israel	2,107,408	–	–	2,107,408
Italy	–	3,372,426	–	3,372,426
Japan	–	10,283,858	–	10,283,858
Luxembourg	2,544,804	–	–	2,544,804
Netherlands	–	5,780,022	–	5,780,022
Singapore	–	3,223,817	–	3,223,817
South Korea	–	4,667,139	–	4,667,139
Spain	–	1,359,925	–	1,359,925
Sweden	–	372,854	–	372,854
Switzerland	–	5,383,100	–	5,383,100
Thailand	–	2,083,953	–	2,083,953
United Kingdom	–	11,595,341	–	11,595,341
United States	45,344,701	–	–	45,344,701
Total Common Stock	55,590,823	79,764,242	–	135,355,065
Short-Term Investments	158,583	6,604,764	–	6,763,347
Total Investments, at fair value	$55,749,406	$86,369,006	$–	$142,118,412

(1)	For the period ended March 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At March 31, 2019, securities valued at $3,132,691 were transferred from Level 2 to Level 1 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $149,816,281.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$12,987,463
Gross Unrealized Depreciation	(20,688,541)

Net Unrealized Depreciation	$(7,701,078)